As filed with the Securities and Exchange Commission
on February 9, 2009
Registration No.
(Investment Company Act Registration No. 811-03114)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. ____	[ ]

Fidelity Select Portfolios
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

82 Devonshire St., Boston, MA 02109
(Address Of Principal Executive Offices)

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, MA 02109
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f). Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A.

It is proposed that this filing will become effective on March 11, 2009, pursuant to Rule 488.

Important Proxy Materials

PLEASE CAST YOUR VOTE NOW!

Networking and Infrastructure Portfolio

Dear Shareholder:

I am writing to let you know that a special meeting of shareholders of the Fidelity fund mentioned above will be held on May 19, 2009. The purpose of the meeting is to vote on an important proposal to merge Networking and Infrastructure Portfolio into Communications Equipment Portfolio. As a shareholder, you have the opportunity to voice your opinion on the matters that affect your fund. This package contains information about the proposal and the materials to use when casting your vote.

Please read the enclosed materials and cast your vote on the proxy card(s). Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

The proposal has been carefully reviewed by the Board of Trustees. The Trustees, most of whom are not affiliated with Fidelity, are responsible for protecting your interests as a shareholder. The Trustees believe this proposal is in the interests of shareholders. They recommend that you vote for the proposal.

The proposed merger would provide Networking and Infrastructure Portfolio shareholders with the opportunity to invest in a larger fund with similar holdings and better historical performance. The following Q&A is provided to assist you in understanding the proposal. The proposal is described in greater detail in the enclosed proxy statement.

Please be advised that if shareholders do not approve the proposal, FMR and the Board of Trustees will consider liquidation of the fund.

Voting is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card(s) before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the web site indicated on your proxy card(s), enter the control number found on the card(s), and follow the recorded or online instructions.

If you have any questions before you vote, please call Fidelity at 1-877-544-3198. We'll be glad to help you get your vote in quickly. Thank you for your participation in this important initiative.

Sincerely,

Edward C. Johnson 3d

Chairman and Chief Executive Officer

Important information to help you understand and vote on the proposal

Please read the full text of the proxy statement. Below is a brief overview of the proposal to be voted upon. Your vote is important. We appreciate you placing your trust in Fidelity and look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

You are being asked to vote on a merger between Networking and Infrastructure Portfolio and Communications Equipment Portfolio, another fund of the trust. Specifically, you are being asked to approve an Agreement and Plan of Reorganization (the Agreement) that provides for the transfer of all of the assets of Networking and Infrastructure Portfolio to Communications Equipment Portfolio in exchange solely for shares of beneficial interest of Communications Equipment Portfolio and the assumption by Communications Equipment Portfolio of Networking and Infrastructure Portfolio's liabilities. Communications Equipment Portfolio's shares then will be distributed to shareholders of Networking and Infrastructure Portfolio following liquidation of Networking and Infrastructure Portfolio.

Has the fund's Board of Trustees approved the merger?

Yes. The Board of Trustees has unanimously approved the proposal and recommends that you vote to approve it.

What are the reasons for and advantages of the proposed merger?

Networking and Infrastructure Portfolio is a small and narrowly focused fund. The proposed merger of Networking and Infrastructure Portfolio into Communications Equipment Portfolio would provide Networking and Infrastructure Portfolio shareholders with a larger portfolio with similar holdings and better historical performance. As a result of recent consolidation within the industry, there is considerable overlap between each fund's investment universe, and thus the surviving fund will maintain considerable exposure to the networking and infrastructure industry. In addition, if the merger is approved, Networking and Infrastructure Portfolio shareholders are expected to benefit from an estimated 7 basis point (0.07% of its average net assets) reduction in total expenses (based on data for the 12 months ended August 31, 2008).

Do the funds being merged have similar investment objectives and policies?

Both funds share the same investment objective. The funds also have substantially similar strategies, but Communications Equipment Portfolio normally invests at least 80% of its assets in the securities of companies principally engaged in the development, manufacture, or sale of communications equipment. This investment universe includes many companies traditionally defined as networking and infrastructure companies.

Will Communications Equipment Portfolio revise its investment policies if the merger is approved?

Fidelity Management & Research Co. (FMR) has no plans to revise Communications Equipment Portfolio's investment policies as a result of the merger. In addition, FMR does not anticipate any changes to the fund's management or to entities that provide the fund with services.

Who is the fund manager for Communications Equipment Portfolio?

Yun-Min (Charlie) Chai will continue to manage Communications Equipment Portfolio, for which he assumed responsibility in May, 2003.

Who bears the expenses associated with the merger?

As is typical in the case of a merger proposal, Networking and Infrastructure Portfolio shareholders will bear the cost of the Reorganization. Networking and Infrastructure expenses have not exceeded the voluntary expense cap.

How do the expense structures of the funds compare?

Each fund pays its management fee and other expenses separately. FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses exceed 1.15% of the funds' average net assets.

If the merger is approved by shareholders, the combined fund will retain Communications Equipment Portfolio's expense structure. In addition, FMR has voluntarily agreed to reimburse the combined fund at the current expense cap levels of Communications Equipment Portfolio. This expense cap may be discontinued by FMR at any time.

How will you determine the number of shares of Communications Equipment Portfolio that I will receive?

As of the close of business of the New York Stock Exchange on the Closing Date of the merger, the number of shares to be issued will be based on the relative net asset values of each fund at the time of the exchange. The anticipated Closing Date is June 19, 2009.

Is the merger considered a taxable event to shareholders for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the merger will not result in any gain or loss for federal income tax purposes to the shareholders of either fund.

What if there are not enough votes to reach quorum by the scheduled shareholder meeting date or if the proposal is not approved?

To facilitate receiving a sufficient number of votes, we will need to take further action. D.F. King & Co., Inc., a proxy solicitation firm, or Fidelity, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

If there are not sufficient votes to approve your fund's proposal by the time of your Shareholder

Meeting (May 19, 2009), the meeting may be adjourned to permit further solicitation of proxy votes.

Please be advised that if shareholders do not approve the proposal, FMR and the Board of Trustees will consider liquidation of the fund.

What role does the Board play?

The Trustees serve as the fund shareholders' representatives. Members of the Board are fiduciaries and have an obligation to serve the best interests of shareholders, including approving policy changes. In addition, the Trustees review fund performance, oversee fund activities, and review contractual arrangements with companies that provide services to the fund.

What is the affiliation of the Board and Fidelity?

The Board consists of 10 individuals. The purpose of the Board is to ensure that the shareholders' best interests are protected in the operation of a mutual fund. There are two "interested" trustees and eight "Independent" trustees. Trustees are determined to be "interested" by virtue of, among other things, their affiliation with the funds, trust, or various other entities under common control with FMR. Interested Trustees are compensated by FMR. Independent Trustees have no affiliation with FMR and are compensated by each individual fund.

Who is D.F. King & Co., Inc.?

D.F. King & Co., Inc. is a third party proxy vendor that Fidelity hires to call shareholders and record proxy votes. In order to hold a shareholder meeting, quorum must be reached - which is one-third of the shares entitled to vote in person or by proxy at the shareholder meeting. If quorum is not attained, the meeting may adjourn to a future date. Fidelity attempts to reach shareholders via multiple mailings to remind them to cast their vote. As the meeting approaches, phone calls may be made to clients who have not yet voted their shares so that the shareholder meeting does not have to be postponed.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each dollar of net asset value you own of the fund on the record date. The record date is March 23, 2009.

How do I vote my shares?

You can vote your shares by completing and signing the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card(s) and following the recorded instructions. In addition, you may vote through the internet by visiting www.proxyweb.com/proxy and following the on-line instructions. If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call Fidelity at 1-800-544-3198.

How do I sign the proxy card?

Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the card.

Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

All Other Accounts: The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, "Ann B. Collins, Trustee."

NETWORKING AND INFRASTRUCTURE PORTFOLIO
A FUND OF
FIDELITY® SELECT PORTFOLIOS®

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-3198

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Networking and Infrastructure Portfolio:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Networking and Infrastructure Portfolio (the fund) will be held at an office of Fidelity Select Portfolios (the trust), 245 Summer Street, Boston, Massachusetts 02210 on May 19, 2009 at 8:45 a.m Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Networking and Infrastructure Portfolio to Communications Equipment Portfolio in exchange solely for shares of beneficial interest of Communications Equipment Portfolio and the assumption by Communications Equipment Portfolio of Networking and Infrastructure Portfolio's liabilities, in complete liquidation of Networking and Infrastructure Portfolio.

The Board of Trustees has fixed the close of business on March 23, 2009 as the record date for the determination of the shareholders of the fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
SCOTT C. GOEBEL, Secretary

March 23, 2009

Your vote is important - please vote your shares promptly.

Shareholders are invited to attend the meeting in person. Any shareholder who does not expect to attend the meeting is urged to vote using the touch-tone telephone or internet voting instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A. 1)	ABC Corp.	John Smith, Treasurer
2)	ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer
B. 1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2)	ABC Trust	Ann B. Collins, Trustee
3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78
C. 1)	Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE or through the internet

1. Read the proxy statement, and have your proxy card handy.

2. Call the toll-free number or visit the web site indicated on your proxy card.

3. Enter the number found in the box on the front of your proxy card.

4. Follow the recorded or on-line instructions to cast your vote.

NETWORKING AND INFRASTRUCTURE PORTFOLIO
A FUND OF
FIDELITY® SELECT PORTFOLIOS®

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-3198

PROXY STATEMENT AND PROSPECTUS
MARCH 23, 2009

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Networking and Infrastructure Portfolio (the fund), a fund of Fidelity Select Portfolios (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Special Meeting of Shareholders of Networking and Infrastructure Portfolio and at any adjournments thereof (the Meeting), to be held on May 19, 2009 at 8:30 a.m. Eastern Time (ET) at 245 Summer Street, Boston, Massachusetts 02210, an office of the trust and Fidelity Management & Research Company (FMR), the fund's investment adviser.

As more fully described in the Proxy Statement, shareholders of Networking and Infrastructure Portfolio are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of Networking and Infrastructure Portfolio by Communications Equipment Portfolio. The transaction contemplated by the Agreement is referred to as a Reorganization.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Networking and Infrastructure Portfolio will become a shareholder of Communications Equipment Portfolio instead. Networking and Infrastructure Portfolio will transfer all of its assets and liabilities to Communications Equipment Portfolio in exchange solely for shares of beneficial interest of Communications Equipment Portfolio and the assumption by Communications Equipment Portfolio of Networking and Infrastructure's liabilities. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on June 19, 2009, or such other time and date as the parties may agree (the Closing Date).

Communications Equipment Portfolio, an equity fund, is a non-diversified fund of Fidelity Select Portfolios, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Communications Equipment Portfolio seeks capital appreciation. Communications Equipment Portfolio seeks to achieve its investment objective by normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about March 23, 2009. The Proxy Statement sets forth concisely the information about the Reorganization and Communications Equipment Portfolio that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference:

(i) the Statement of Additional Information dated March 23, 2009, relating to this Proxy Statement;

(ii) the Prospectus for Networking and Infrastructure Portfolio and Communications Equipment Portfolio dated April 29, 2008 and supplemented [January 15, 2009], a copy of which accompanies this Proxy Statement; and

(iii) the Statement of Additional Information for Networking and Infrastructure Portfolio and Communications Equipment Portfolio dated April 29, 2008 and supplemented [December 8, 2008].

You can obtain copies of the funds' current Prospectus, Statement of Additional Information, or annual or semiannual reports without charge by contacting the trust at Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-800-544-3198.

The trust is subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, it must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 3 World Financial Center, Room 4300, New York, NY 10281, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

Synopsis	<Click Here>
Comparison of Principal Risk Factors	<Click Here>
The Proposed Transaction	<Click Here>
Additional Information about the Funds	<Click Here>
Voting Information	<Click Here>
Miscellaneous	<Click Here>
Exhibit I. Form of Agreement and Plan of Reorganization of Networking and Infrastructure Portfolio	<Click Here>

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and in the Prospectus and Statement of Additional Information of Networking and Infrastructure Portfolio and Communications Equipment Portfolio, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Communications Equipment Portfolio carefully for more complete information.

What proposal am I being asked to vote on?

As more fully described in the "Proposed Transaction" below, shareholders of Networking and Infrastructure Portfolio are being asked to approve an Agreement relating to the proposed acquisition of Networking and Infrastructure Portfolio by Communications Equipment Portfolio. The transaction contemplated by the Agreement is referred to as a Reorganization.

Shareholders of record at the close of business on March 23, 2009 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Networking and Infrastructure Portfolio will become a shareholder of Communications Equipment Portfolio instead. Networking and Infrastructure Portfolio will transfer all of its assets and liabilities to Communications Equipment Portfolio in exchange solely for shares of beneficial interest of Communications Equipment Portfolio and the assumption by Communications Equipment Portfolio of Networking and Infrastructure Portfolio's liabilities. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, please refer to the section entitled "The Proposed Transaction - Agreement and Plan of Reorganization."

Has the Board of Trustees approved the proposal?

Yes. The fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:

- The proposed merger will eliminate a small, narrowly focused fund through a tax-free exchange into a larger fund with similar holdings, better historical performance, and lower expenses.

- Networking and Infrastructure Portfolio's shareholders are expected to benefit from a decrease in total expenses of an estimated 0.08% of its average net assets (based on data for the 12 months ended September 30, 2008).

- Shareholders of Networking and Infrastructure Portfolio also will benefit from a larger portfolio with more diverse holdings, while retaining significant exposure to companies engaged in the networking and infrastructure industries.

For more information, please refer to the section entitled "The Proposed Transaction - Reasons for the Reorganization."

How will you determine the number of shares of Communications Equipment Portfolio that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, Networking and Infrastructure Portfolio will distribute shares of Communications Equipment Portfolio to its shareholders so that each shareholder will receive the number of full and fractional shares of Communications Equipment Portfolio equal in value to the net asset value of shares of Networking and Infrastructure Portfolio held by such shareholder on the Closing Date.

For more information, please refer to the section entitled "The Proposed Transaction - Agreement and Plan of Reorganization."

Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to Networking and Infrastructure Portfolio or Communications Equipment Portfolio or to the shareholders of either fund, except that Networking and Infrastructure Portfolio may recognize gain or loss with respect to any assets that are subject to "mark-to-market" tax accounting.

For more information, please refer to the section entitled "The Proposed Transaction - Federal Income Tax Considerations."

How do the funds' investment objectives, strategies, policies, and limitations compare?

The funds have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although the funds have substantially similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of Networking and Infrastructure Portfolio and Communications Equipment Portfolio:

Networking and Infrastructure Portfolio	Communications Equipment Portfolio

[N]ormally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions (name test policy, subject to change only upon 60 days' prior notice to shareholders)

[N]ormally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment (name test policy, subject to change only upon 60 days' prior notice to shareholders)

FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.	Same strategy.
[The] fund may invest in domestic and foreign securities.	Same strategy.
FMR normally invests [the] fund's assets primarily in common stocks.	Same strategy.
In addition to concentrating on a particular industry, [the] fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company.	Same strategy.

In buying and selling securities for a fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its current financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Same strategy.
In addition to the principal investment strategies discussed above, FMR may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.	Same strategy.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Same strategy.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to the section entitled "Comparison of Principal Risk Factors."

Although the funds have similar investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Networking and Infrastructure Portfolio and Communications Equipment Portfolio:

Networking and Infrastructure Portfolio	Communications Equipment Portfolio

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the communications equipment industries.

Investment Strategy. Networking and Infrastructure Portfolio invests primarily in companies engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions.

Investment Strategy. Communications Equipment Portfolio invests primarily in companies engaged in the development, manufacture, or sale of communications equipment.
No corresponding fundamental policy or limitation.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

No corresponding fundamental policy or limitation.	[The] fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks.
No corresponding fundamental policy or limitation.	FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.
Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

No corresponding non-fundamental policy or limitation.

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, the funds have the same investment policies and limitations, including fundamental investment policies and limitations.

For more information about the funds' investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of the funds' Prospectus, which is incorporated herein by reference, and to the "Investment Policies and Limitations" section of the funds' Statement of Additional Information, which is incorporated herein by reference.

Between the date of shareholder approval of the Reorganization and the Closing Date, Networking and Infrastructure Portfolio is expected to depart from its 80% name test policy in order to align its investment portfolio with that of Communications Equipment Portfolio. Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Communications Equipment Portfolio.

How do the funds' management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Networking and Infrastructure Portfolio and Communications Equipment Portfolio:

Management of the Funds

The principal business address of FMR, each fund's investment adviser and administrator, and FMR Co., Inc. (FMRC), sub-adviser to the funds, is 82 Devonshire Street, Boston, Massachusetts, 02109.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs. As of December 31, 2007, FMR had approximately $1.8 billion in discretionary assets under management.

FMRC has day-to-day responsibility for choosing investments for the funds. As of December 31, 2007, FMRC had approximately $787.9 billion in discretionary assets under management.

Fidelity Management & Research (U.K.) Inc. (FMR U.K.), located at 10 Paternoster Square, London, England EC4M7DY; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at 99 Queen's Road Central, Hong Kong; Fidelity Management & Research (Japan) Inc. (FMR Japan), located at Ark Mori Building 12/F, 1-12-32, Akasaka Minato-Ku, 107-6012, Tokyo, Japan; Fidelity Research & Analysis Company (FRAC), located at 82 Devonshire Street, Boston, Massachusetts 02109; Fidelity Investments Japan Limited (FIJ), located at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo, Japan 105-6019; FIL Investment Advisors (FIIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda; and FIL Investment Advisors (U.K.) Limited (FIIA(U.K.)L), located at 25 Cannon Street, London, England EC4M5TA are also sub-advisers to the funds.

Yun-Min (Charlie) Chai is manager of Communications Equipment Portfolio and Networking and Infrastructure Portfolio which he has managed since May 2003 and July 2004, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Mr. Chai, who is currently the portfolio manager of Communications Equipment Portfolio and Networking and Infrastructure Portfolio, is expected to be responsible for portfolio management of the combined fund immediately after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Chai, please refer to the "Management Contracts" section of the funds' Statement of Additional Information, which is incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each of Communications Equipment Portfolio and Networking and Infrastructure Portfolio pays FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase. The individual fund fee rate for each fund is 0.30% of its average net assets.

If the Reorganization is approved, the combined fund will retain Communications Equipment Portfolio's management fee structure.

For more information about fund management, please refer to the "Fund Management" section of the funds' Prospectus, which is incorporated herein by reference, and to the "Control of Investment Advisers" and "Management Contracts" sections of the funds' Statement of Additional Information, which is incorporated herein by reference.

Distribution of Fund Shares

The principal business address of FDC, each fund's principal underwriter and distribution agent, is 82 Devonshire Street, Boston, Massachusetts, 02109.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services.

If the Reorganization is approved, the Distribution and Service Plan for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the "Fund Distribution" section of the funds' Prospectus, which is incorporated herein by reference, and to the "Distribution Services" section of the funds' Statement of Additional Information, which is incorporated herein by reference.

Expense Reimbursement Arrangements

Effective January 1, 2007, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) as a percentage of their respective average net assets exceed 1.15%. This arrangement may be discontinued by FMR at any time.

For more information about the funds' fees and operating expenses, please refer to the funds' Prospectus, which is incorporated herein by reference, and to "Annual Fund Operating Expenses" below.

If the proposed Reorganization is not approved, the fund will maintain its current expense structure.

How do the funds' fees and operating expenses compare, and what are the combined fund's fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund Operating Expenses

The following tables show the fees and expenses of Networking and Infrastructure Portfolio and Communications Equipment Portfolio for the 12 months ended August 31, 2008, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Annual operating expenses are paid by each fund.

Shareholder Fees (paid by the investor directly)

	Networking and Infrastructure	Communications Equipment	Communications Equipment Pro forma Combined
Sales charge (load) on purchases and reinvested distributions	None	None	None
Deferred sales charge (load) on redemptions	None	None	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%A	0.75%A	0.75%A

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your fund balance falls below the balance minimum for any reason, including solely due to declines in net asset value per share.

Annual Operating Expenses (paid from fund assets)

	Networking and Infrastructure	Communications Equipment	Communications Equipment Pro forma Combined
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.45%	0.38%	0.38%
Total annual fund operating expensesA	1.01%	0.94%	0.94%

A Effective January 1, 2007, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.15%. These arrangements may be discontinued by FMR at any time.

Examples of Effect of Fund Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Networking and Infrastructure	Communications Equipment	Communications Equipment Pro forma Combined
1 year	$ 103	$ 96	$ 96
3 years	$ 322	$ 300	$ 300
5 years	$ 558	$ 520	$ 520
10 years	$ 1,236	$ 1,155	$ 1,155

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If the Reorganization is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

On March __, 2009, Networking and Infrastucture closed to new accounts pending the Reorganization. Shareholders of Networking and Infrastucture as of that date can continue to purchase shares of the fund. Shareholders of Networking and Infrastucture may redeem shares of the fund through the Closing Date of the fund's Reorganization.

For information about the procedures for purchasing and redeeming the funds' shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the "Buying and Selling Shares" section of the funds' Prospectus, which is incorporated herein by reference, and to the "Buying, Selling and Exchanging Information" section of the funds' Statement of Additional Information, which is incorporated herein by reference.

Do the funds' exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If the Reorganization is approved, the exchange privilege offered by the combined fund will remain unchanged.

For information about the funds' exchange privileges, please refer to the "Exchanging Shares" section of the funds' Prospectus, which is incorporated herein by reference, and to the "Buying, Selling and Exchanging Information" section of the funds' Statement of Additional Information, which is incorporated herein by reference.

Do the funds' dividend and distribution policies differ?

No. The funds' dividend and distribution policies are the same. If the Reorganization is approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, Networking and Infrastructure Portfolio may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain (if any).

Whether or not the Reorganization is approved, Networking and Infrastructure Portfolio is required to recognize gain or loss on any assets that are subject to "mark-to-market" tax accounting held by the fund on the last day of its taxable year, which is February 28, 2010. If the Reorganization is approved, gains or losses on assets held on the Closing Date that are subject to "mark-to-market" tax accounting will be recognized on the Closing Date.

For information about the funds' dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of the funds' Prospectus, which is incorporated herein by reference, and to the "Distributions and Taxes" section of the funds' Statement of Additional Information, which is incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

Networking and Infrastructure Portfolio will bear the cost of the Reorganization, provided the expenses do not exceed the fund's existing voluntary expense cap. Expenses exceeding the fund's voluntary expense cap will be paid by FMR.

For more information, please refer to the section entitled "Voting Information - Solicitation of Proxies; Expenses."

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. Each fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and substantially similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, each fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

What additional risks are associated with an investment in Networking and Infrastructure Portfolio?

Networking and Infrastructure Industry Concentration. The networking and infrastructure industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures, and rapid obsolescence due to technological innovation or changing consumer preferences.

What additional risks are associated with an investment in Communications Equipment Portfolio?

Communications Equipment Industry Concentration. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

For more information about the principal risks associated with an investment in the funds, please refer to the "Investment Details" section of the funds' Prospectus, which is incorporated herein by reference, and to the "Investment Policies and Limitations" section of the funds' Statement of Additional Information, which is incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in the performance of each fund's shares from year to year and compares the performance of each fund's shares to the performance of a market index and an additional index over various periods of time. Prior to October 1, 2006, Communications Equipment Portfolio was named Developing Communications and operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

Networking and Infrastructure
Calendar Years

2001

2002

2003

2004

2005

2006

2007

2008

-50.25%	-49.49%	57.05%	0.43%	0.00%	5.11%	0.40%	-50.40%

During the periods shown in the chart for Networking and Infrastructure:

Returns

Quarter ended

Highest Quarter Return	46.77%	December 31, 2001
Lowest Quarter Return	-44.01%	March 31, 2001
Communications Equipment**
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

122.50%	-28.77%	-36.13%	-47.78%	68.09%	16.52%	3.52%	2.25%	9.78%	-48.49%

During the periods shown in the chart for Communications Equipment:

Returns

Quarter ended

Highest Quarter Return	63.51%	December 31, 1999
Lowest Quarter Return	-36.53%	December 31, 2000

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years/Life of fund

Networking and Infrastructure
Return Before Taxes	-50.40%	-12.07%	-22.36%A
Return After Taxes on Distributions	-50.40%	-12.07%	-22.36%A
Return After Taxes on Distributions and Sale of Fund Shares	-32.76%	-9.81%	-15.23%A
S&P 500® (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-3.84%A
MSCI® US Investable Market Information Technology Index (reflects no deduction for fees, expenses, or taxes)	-42.76%	-5.47%	-13.38%A
Communications Equipment
Return Before Taxes	-48.49%	-6.96%	-4.67%
Return After Taxes on Distributions	-48.52%	-6.97%	-5.86%
Return After Taxes on Distributions and Sale of Fund Shares	-31.48%	-5.78%	-3.72%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
MSCI US Investable Market Communications Equipment Index (reflects no deduction for fees, expenses, or taxes)	-40.88%	-6.74%	-8.91%

A From September 21, 2000.

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN NETWORKING AND INFRASTRUCTURE AND COMMUNICATIONS EQUIPMENT.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit I to this Proxy Statement.

The Agreement contemplates (a) Communications Equipment Portfolio acquiring as of the Closing Date all of the assets of Networking and Infrastructure Portfolio in exchange solely for shares of Communications Equipment Portfolio and the assumption by Communications Equipment Portfolio of Networking and Infrastructure Portfolio's liabilities; and (b) the distribution of shares of Communications Equipment Portfolio to the shareholders of Networking and Infrastructure Portfolio as provided for in the Agreement.

The value of Networking and Infrastructure Portfolio's assets to be acquired by Communications Equipment Portfolio and the amount of its liabilities to be assumed by Communications Equipment Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Communications Equipment Portfolio's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Communications Equipment Portfolio will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Communications Equipment Portfolio will deliver to Networking and Infrastructure Portfolio, and Networking and Infrastructure Portfolio will distribute to its shareholders of record, shares of Communications Equipment Portfolio so that each Networking and Infrastructure Portfolio shareholder will receive the number of full and fractional shares of Communications Equipment Portfolio equal in value to the aggregate net asset value of shares of Networking and Infrastructure Portfolio held by such shareholder on the Closing Date; Networking and Infrastructure Portfolio will be liquidated as soon as practicable thereafter. Each Networking and Infrastructure Portfolio shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Communications Equipment Portfolio due that shareholder.

Accordingly, immediately after the Reorganization, each former Networking and Infrastructure Portfolio shareholder will own shares of Communications Equipment Portfolio equal in value to the aggregate net asset value of that shareholder's shares of Networking and Infrastructure Portfolio immediately prior to the Reorganization. The net asset value per share of Communications Equipment Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Communications Equipment Portfolio in a name other than that of the registered holder of the shares on the books of Networking and Infrastructure Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Networking and Infrastructure Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which Networking and Infrastructure Portfolio is liquidated.

Networking and Infrastructure Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation, provided the expenses do not exceed the fund's existing voluntary expense cap. Expenses exceeding the fund's voluntary expense cap will be paid by FMR.

Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Networking and Infrastructure Portfolio and Communications Equipment Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by Networking and Infrastructure Portfolio and Communications Equipment Portfolio, respectively. Any transaction costs associated with portfolio adjustments to Networking and Infrastructure Portfolio and Communications Equipment Portfolio due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Communications Equipment Portfolio that occur after the Closing Date will be borne by Communications Equipment Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Networking and Infrastructure Portfolio shareholders' interests may be made subsequent to the Meeting.

After shareholder approval of the Reorganization and before the Closing Date, FMR expects to depart from Networking and Infrastructure Portfolio's policy of normally investing at least 80% of its assets in securities of companies principally engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. This will allow FMR to reposition the fund's investment portfolio to more closely align with that of Communications Equipment Portfolio. As a result, Networking and Infrastructure Portfolio will incur brokerage commissions and other transaction costs. Based on current holdings, approximately 50% of the portfolio is estimated to turn over, which would result in approximate trading costs (including brokerage commissions, average bid/ask spreads, taxes, and custodian fees, but excluding market impact) of $338,617, or 0.60% of the fund's total net assets. Total transaction costs are not measurable in advance.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR recommended the Reorganization to each fund's Board at a meeting of the Board held on November 18, 2008. In proposing the Reorganization, FMR advised the Board that the Reorganization would provide Networking and Infrastructure Portfolio's shareholders with the opportunity to invest in a larger fund with lower expenses, better historical performance, and similar holdings.

The Board considered that Networking and Infrastructure Portfolio's shareholders would be expected to benefit from a decrease in total expenses of an estimated 0.08% of its average net assets (based on data for the 12 months ended September 30, 2008). The Board noted that Communications Equipment Portfolio would benefit from increased assets as a result of the Reorganization, but that its expenses were not expected to be impacted materially in the short term.

The Board also considered the performance of Networking and Infrastructure Portfolio and Communications Equipment Portfolio and their respective benchmarks. While Networking and Infrastructure Portfolio underperformed the broader communication equipment industry, as represented by the MSCI US IM Communications Equipment Index, over the 1-, 3-, and 5-year periods ended October 31, 2008, the Board noted that since Communications Equipment Portfolio's repositioning in October 2006, Communications Equipment Portfolio has outperformed Networking and Infrastructure Portfolio by 6.52 percentage points through October 31, 2008.

The Board considered that the combination of Communications Equipment Portfolio's 2006 repositioning and industry consolidation following the crash of the dot-com bubble resulted in considerable overlap between Networking and Infrastructure Portfolio and Communications Equipment Portfolio. It was noted that 62% of Communications Equipment Portfolio's benchmark, the MSCI US IM Communications Equipment Index, is composed of companies that are also in Networking and Infrastructure Portfolio's custom benchmark (an internal, custom Fidelity benchmark prepared by FMR and made up of stocks in the fund's investment universe). The Board considered FMR's assertion that two separate funds are no longer warranted.

In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, resulting in operating and management efficiencies.

The Board also was advised that prior to the Closing Date, in preparation for the Reorganization, FMR plans to reposition Networking and Infrastructure Portfolio's investment portfolio. The repositioning will generate brokerage commissions and other transactions costs that will be borne by Networking and Infrastructure Portfolio. Based on current holdings, FMR estimates that approximately 50% of Networking and Infrastructure' investment portfolio will turn over, resulting in approximate trading costs (including brokerage commissions, average bid/ask spreads, taxes, and custodian fees, but excluding market impact) of $338,617, or 0.60% of the fund's total net assets.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Communications Equipment Portfolio is a fund of Fidelity Select Portfolios (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Communications Equipment Portfolio represents an equal proportionate interest with each other share of the fund, and each such share of Communications Equipment Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Communications Equipment Portfolio is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Communications Equipment Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Communications Equipment Portfolio's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Communications Equipment Portfolio's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Networking and Infrastructure Portfolio's assets for Communications Equipment Portfolio's shares and the assumption of the liabilities of Networking and Infrastructure Portfolio by Communications Equipment Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Networking and Infrastructure Portfolio and Communications Equipment Portfolio, substantially to the effect that:

(i) The acquisition by Communications Equipment Portfolio of substantially all of the assets of Networking and Infrastructure Portfolio in exchange solely for Communications Equipment Portfolio shares and the assumption by Communications Equipment Portfolio of all liabilities of Networking and Infrastructure Portfolio followed by the distribution of Communications Equipment Portfolio shares to the Networking and Infrastructure Portfolio shareholders in exchange for their Networking and Infrastructure Portfolio shares in complete liquidation and termination of Networking and Infrastructure Portfolio will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Networking and Infrastructure Portfolio will not recognize gain or loss upon the transfer of substantially all of its assets to Communications Equipment Portfolio in exchange solely for Communications Equipment Portfolio shares and the assumption by Communications Equipment Portfolio of all liabilities of Networking and Infrastructure Portfolio, except that Networking and Infrastructure Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Networking and Infrastructure Portfolio will not recognize gain or loss upon the distribution to its shareholders of the Communications Equipment Portfolio shares received by Networking and Infrastructure Portfolio in the Reorganization;

(iv) Communications Equipment Portfolio will recognize no gain or loss upon receiving the assets of Networking and Infrastructure Portfolio in exchange solely for Communications Equipment Portfolio shares and the assumption of all liabilities of Networking and Infrastructure Portfolio;

(v) The adjusted basis to Communications Equipment Portfolio of the assets of Networking and Infrastructure Portfolio received by Communications Equipment Portfolio in the Reorganization will be the same as the adjusted basis of those assets in the hands of Networking and Infrastructure Portfolio immediately before the exchange;

(vi) Communications Equipment Portfolio's holding periods with respect to the assets of Networking and Infrastructure Portfolio that Communications Equipment Portfolio acquires in the Reorganization will include the respective periods for which those assets were held by Networking and Infrastructure Portfolio (except where investment activities of Communications Equipment Portfolio have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Networking and Infrastructure Portfolio shareholders will recognize no gain or loss upon receiving Communications Equipment Portfolio shares solely in exchange for Networking and Infrastructure Portfolio shares;

(viii) The aggregate basis of the Communications Equipment Portfolio shares received by a Networking and Infrastructure Portfolio shareholder in the Reorganization will be the same as the aggregate basis of the Networking and Infrastructure Portfolio shares surrendered by the Networking and Infrastructure Portfolio shareholder in exchange therefor; and

(ix) A Networking and Infrastructure Portfolio shareholder's holding period for the Communications Equipment Portfolio shares received by the Networking and Infrastructure Portfolio shareholder in the Reorganization will include the holding period during which the Networking and Infrastructure Portfolio shareholder held Networking and Infrastructure Portfolio shares surrendered in exchange therefor, provided that the Networking and Infrastructure Portfolio shareholder held such shares as a capital asset on the date of the Reorganization.

Following the Reorganization, Communications Equipment Portfolio's ability to use Networking and Infrastructure Portfolio's capital loss carryforward (which was $188,539,780 as of October 31, 2008) and realized and unrealized losses (collectively, "pre-Reorganization losses") to offset post-Reorganization gains of the combined fund will be limited by certain loss limitation rules under the Code. In addition, the portion of Networking and Infrastructure Portfolio's pre-Reorganization losses that are available after the Reorganization would offset gains of the combined fund and thus reduce distributions to a broader group of shareholders than they would have absent the Reorganization. As a result of the foregoing, it is possible that shareholders of Networking and Infrastructure Portfolio may not realize the full benefit of the fund's pre-Reorganization losses and could receive taxable capital gain distributions sooner than they would if the Reorganization did not occur. As of December 31, 2008, however, Communications Equipment Portfolio also has substantial accumulated losses (including a $1,225,995,521 capital loss carryforward) that would not be limited as a result of the Reorganization and would be available after the Reorganization to offset gains of the combined fund. Shareholders of the combined fund generally would not receive taxable capital gain distributions from the combined fund until all of Communications Equipment Portfolio's accumulated losses and the portion of Networking and Infrastructure Portfolio's pre-Reorganization losses that are not limited are either fully utilized or expire. The actual effect of the loss limitation rules will depend on the relative sizes of, and the amount of gains and losses in, each fund at the time of the Reorganization and the amount of gains and losses recognized by the combined fund after the Reorganization and thus cannot be determined precisely at this time.

Shareholders of Networking and Infrastructure Portfolio should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Networking and Infrastructure Portfolio and Communications Equipment Portfolio are non-diversified funds of Fidelity Select Portfolios, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Networking and Infrastructure Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statement of Additional Information, which is incorporated herein by reference.

Operations of Communications Equipment Portfolio Following the Reorganization

FMR does not expect Communications Equipment Portfolio to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Communications Equipment Portfolio's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Communications Equipment Portfolio in their current capacities. Yun-Min Chai, who is currently the portfolio manager of Communications Equipment Portfolio and Networking and Infrastructure Portfolio is expected to continue to be responsible for portfolio management of the combined fund immediately after the Reorganization.

Capitalization

The following table shows the capitalization of Networking and Infrastructure Portfolio and Communications Equipment Portfolio as of August 31, 2008, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Networking and Infrastructure	$ 56,436,197	$ 2.10	26,819,374
Communications Equipment	$ 258,561,727	$ 21.02	12,299,638
Communications Equipment Pro Forma Combined Fund	$ 314,997,924	$ 21.02	14,984,519

The table above assumes that the Reorganization occurred on August 31, 2008. The table is for information purposes only. No assurance can be given as to how many Communications Equipment Portfolio shares will be received by shareholders of Networking and Infrastructure Portfolio on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Communications Equipment Portfolio that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on November 19, 2008. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Networking and Infrastructure Portfolio and Communications Equipment Portfolio and that the interests of existing shareholders of Networking and Infrastructure Portfolio and Communications Equipment Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Networking and Infrastructure Portfolio will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Select Portfolios will consider other options for the fund, potentially including liquidation.

The Board of Trustees of Networking and Infrastructure Portfolio recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Communications Equipment Portfolio's financial highlights for the fiscal year ended February 29, 2008 (audited), updated to include semi-annual data for the six month period ended August 31, 2008 (unaudited), are shown in the table below:

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 19.50	$ 20.64	$ 21.67	$ 17.67	$ 20.25	$ 10.03
Income from Investment Operations
Net investment income (loss)E	.02	(.12)	(.13)	(.09)	(.11)	(.13)
Net realized and unrealized gain (loss)	1.50	(1.02)	(.90)	4.09	(2.48)	10.34
Total from investment operations	1.52	(1.14)	(1.03)	4.00	(2.59)	10.21
Redemption fees added to paid in capitalE	-J	-J	-J	-J	.01	.01
Net asset value, end of period	$ 21.02	$ 19.50	$ 20.64	$ 21.67	$ 17.67	$ 20.25
Total ReturnB, C, D	7.79%	(5.52)%	(4.75)%	22.64%	(12.74)%	101.89%
Ratios to Average Net AssetsF, H
Expenses before reductions	.96% A	.93%	1.01%	1.06%	1.07%	1.37%
Expenses net of fee waivers, if any	.96% A	.93%	1.01%	1.06%	1.07%	1.37%
Expenses net of all reductions	.95% A	.93%	1.00%	.94%	.89%	1.23%
Net investment income (loss)	.15% A	(.55)%	(.63)%	(.48)%	(.64)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 258,562	$ 241,213	$ 321,967	$ 480,127	$ 511,210	$ 940,061
Portfolio turnover rateG	114% A	39%	122%	167%	226%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

Communications Equipment Portfolio's financial highlights should be read in conjunction with the audited financial statements contained in the fund's Annual Report to Shareholders and the unaudited financial statements contained in the fund's Semi-Annual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Networking and Infrastructure Portfolio's financial highlights for the fiscal year ended February 29, 2008, which are included in the fund's Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about March 23, 2009. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of Networking and Infrastructure Portfolio at an anticipated cost of approximately $4,000. Networking and Infrastructure Portfolio may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of Networking and Infrastructure Portfolio at an anticipated cost of approximately $1,000.

If the fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For Networking and Infrastructure Portfolio, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the fund, provided the expenses do not exceed the fund's existing voluntary expense cap of 1.15%. Expenses exceeding the fund's voluntary expense cap will be paid by FMR.

Networking and Infrastructure Portfolio will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.

For a free copy of each fund's annual report for the fiscal year ended February 29, 2008 and semiannual report for the fiscal period ended August 31, 2008 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 82 Devonshire Street, Boston, Massachusetts 02109.

Record Date; Quorum; and Method of Tabulation

Shareholders of record at the close of business on March 23, 2009 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust's receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item. A shareholder vote may be taken on the item in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of January 31, 2009, there were ____ shares of Networking and Infrastructure Portfolio issued and outstanding.

As of January 31, 2009, there were ____ shares of Communications Equipment Portfolio issued and outstanding.

[As of January 31, 2009, the following owned more than 25% of a fund's outstanding shares:

	[Control Person]	[City, State]	[% Owned]
Networking and Infrastructure
Communications Equipment			]

[A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

[As of January 31, 2009, the following owned of record and/or beneficially 5% or more of a fund's outstanding shares:

	[Owner Name]	[City, State]	[% Owned]
Networking and Infrastructure
Communications Equipment			]

[As of January 31, 2009, the Trustees, Members of the Advisory Board, and officers of [the/each] fund owned, in the aggregate, less than 1% of [the/each] fund's total outstanding shares.]

[As of January 31, 2009, approximately _% of [Name of Fund]'s total outstanding shares was held by [FMR] [[and] [an] [FMR affiliate[s]]. FMR LLC is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR LLC, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares.]

To the knowledge of the trust and [Name of Registrant], no [other] shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date. [It is not anticipated that any of the above shareholders will own of record and/or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganization.]/[If the Reorganization became effective on _____, [Owner Name] would have owned of record and/or beneficially _____% of the outstanding shares of the combined fund.]

Required Vote

Approval of the Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of Networking and Infrastructure Portfolio. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Communications Equipment Portfolio shares have been passed upon by Dechert LLP, counsel to the trust.

Experts

The audited financial statements of Networking and Infrastructure Portfolio and Communications Equipment Portfolio are incorporated by reference into the Statement of Additional Information and have been examined by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ended February 29, 2008. The unaudited financial statements for Networking and Infrastructure Portfolio and Communications Equipment Portfolio for the six-month period ended August 31, 2008 are also incorporated by reference into the Statement of Additional Information. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Select Portfolios, in care of Fidelity Investments Institutional Operations Company, Inc., 100 Salem St., Smithfield, RI, 02197, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit I

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of March 23, 2009, by and between Fidelity Select Portfolios, a Massachusetts business trust, on behalf of its series Networking and Infrastructure Portfolio and Communications Equipment Portfolio. Fidelity Select Portfolios may be referred to herein as the "Trust." The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. Communications Equipment Portfolio and Networking and Infrastructure Portfolio may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of Networking and Infrastructure Portfolio to Communications Equipment Portfolio solely in exchange for shares of beneficial interest in Communications Equipment Portfolio (the Communications Equipment Portfolio Shares) and the assumption by Communications Equipment Portfolio of Networking and Infrastructure Portfolio's liabilities; and (b) the constructive distribution of such shares by Networking and Infrastructure Portfolio pro rata to its shareholders in complete liquidation and termination of Networking and Infrastructure Portfolio in exchange for all of Networking and Infrastructure Portfolio's outstanding shares. Networking and Infrastructure Portfolio shall receive shares of Communications Equipment Portfolio having an aggregate net asset value equal to the value of the assets of Networking and Infrastructure Portfolio on the Closing Date (as defined in Section 6), which Networking and Infrastructure Portfolio shall then distribute pro rata to its shareholders. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF NETWORKING AND INFRASTRUCTURE PORTFOLIO. Networking and Infrastructure Portfolio represents and warrants to and agrees with Communications Equipment Portfolio that:

(a) Networking and Infrastructure Portfolio is a series of Fidelity Select Portfolios, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) Fidelity Select Portfolios is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of Networking and Infrastructure Portfolio dated April 29, 2008, as supplemented, previously furnished to Communications Equipment Portfolio, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to Communications Equipment Portfolio, there are no material legal, administrative, or other proceedings pending or, to the knowledge of Networking and Infrastructure Portfolio, threatened against Networking and Infrastructure Portfolio which assert liability on the part of Networking and Infrastructure Portfolio. Networking and Infrastructure Portfolio knows of no facts which might form the basis for the institution of such proceedings, except as otherwise disclosed to Communications Equipment Portfolio;

(e) Networking and Infrastructure Portfolio is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Networking and Infrastructure Portfolio, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Networking and Infrastructure Portfolio is a party or by which Networking and Infrastructure Portfolio is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which Networking and Infrastructure Portfolio is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Networking and Infrastructure Portfolio at February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to Communications Equipment Portfolio together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended August 31, 2008. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) Networking and Infrastructure Portfolio has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2009 and those incurred in the ordinary course of Networking and Infrastructure Portfolio's business as an investment company since February 28, 2009;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Fidelity Select Portfolios on Form N-14 relating to the shares of Communications Equipment Portfolio issuable hereunder and the proxy statement of Networking and Infrastructure Portfolio included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to Networking and Infrastructure Portfolio (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to Networking and Infrastructure Portfolio, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) All material contracts and commitments of Networking and Infrastructure Portfolio (other than this Agreement) will be terminated without liability to Networking and Infrastructure Portfolio prior to the Closing Date (other than those made in connection with redemptions of shares and the purchase and sale of portfolio securities made in the ordinary course of business);

(j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Networking and Infrastructure Portfolio of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(k) Networking and Infrastructure Portfolio has filed or will file all federal and state tax returns which, to the knowledge of Networking and Infrastructure Portfolio's officers, are required to be filed by Networking and Infrastructure Portfolio and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Networking and Infrastructure Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) Networking and Infrastructure Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(m) All of the issued and outstanding shares of Networking and Infrastructure Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of Networking and Infrastructure Portfolio will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to Communications Equipment Portfolio in accordance with this Agreement;

(n) As of both the Valuation Time (as defined in Section 4) and the Closing Date, Networking and Infrastructure Portfolio will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of Networking and Infrastructure Portfolio to be transferred to Communications Equipment Portfolio pursuant to this Agreement. As of the Closing Date, subject only to the delivery of Networking and Infrastructure Portfolio's portfolio securities and any such other assets as contemplated by this Agreement, Communications Equipment Portfolio will acquire Networking and Infrastructure Portfolio's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to Communications Equipment Portfolio) and without any restrictions upon the transfer thereof; and

(o) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Networking and Infrastructure Portfolio, and this Agreement constitutes a valid and binding obligation of Networking and Infrastructure Portfolio enforceable in accordance with its terms, subject to shareholder approval.

2. REPRESENTATIONS AND WARRANTIES OF COMMUNICATIONS EQUIPMENT PORTFOLIO. Communications Equipment Portfolio represents and warrants to and agrees with Networking and Infrastructure Portfolio that:

(a) Communications Equipment Portfolio is a series of Fidelity Select Portfolios, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) Fidelity Select Portfolios is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of Communications Equipment Portfolio, dated April 29, 2008, as supplemented, previously furnished to Networking and Infrastructure Portfolio did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to Networking and Infrastructure Portfolio, there are no material legal, administrative, or other proceedings pending or, to the knowledge of Communications Equipment Portfolio, threatened against Communications Equipment Portfolio which assert liability on the part of Communications Equipment Portfolio. Communications Equipment Portfolio knows of no facts which might form the basis for the institution of such proceedings, except as otherwise disclosed to Networking and Infrastructure Portfolio;

(e) Communications Equipment Portfolio is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Communications Equipment Portfolio, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Communications Equipment Portfolio is a party or by which Communications Equipment Portfolio is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Communications Equipment Portfolio is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Communications Equipment Portfolio at February 28, 2009, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to Networking and Infrastructure Portfolio together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended August 31, 2008. Said Statements of Assets and Liabilities and Schedule of Investments fairly present its financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) Communications Equipment Portfolio has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2009 and those incurred in the ordinary course of Communications Equipment Portfolio's business as an investment company since February 29, 2008;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Communications Equipment Portfolio of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(i) Communications Equipment Portfolio has filed or will file all federal and state tax returns which, to the knowledge of Communications Equipment Portfolio's officers, are required to be filed by Communications Equipment Portfolio and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Communications Equipment Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) Communications Equipment Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on February 28, 2010;

(k) As of the Closing Date, the shares of beneficial interest of Communications Equipment Portfolio to be issued to Networking and Infrastructure Portfolio will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Fund's Statement of Additional Information) by Communications Equipment Portfolio, and no shareholder of Communications Equipment Portfolio will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Communications Equipment Portfolio, and this Agreement constitutes a valid and binding obligation of Communications Equipment Portfolio enforceable in accordance with its terms, subject to approval by the shareholders of Networking and Infrastructure Portfolio;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Communications Equipment Portfolio, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to Communications Equipment Portfolio, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) All of the issued and outstanding shares of beneficial interest of Communications Equipment Portfolio have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of Networking and Infrastructure Portfolio and to the other terms and conditions contained herein, Networking and Infrastructure Portfolio agrees to assign, sell, convey, transfer, and deliver to Communications Equipment Portfolio as of the Closing Date all of the assets of Networking and Infrastructure Portfolio of every kind and nature existing on the Closing Date. Communications Equipment Portfolio agrees in exchange therefor: (i) to assume all of Networking and Infrastructure Portfolio's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to Networking and Infrastructure Portfolio the number of full and fractional shares of Communications Equipment Portfolio having an aggregate net asset value equal to the value of the assets of Networking and Infrastructure Portfolio transferred hereunder, less the value of the liabilities of Networking and Infrastructure Portfolio, determined as provided for under Section 4.

(b) The assets of Networking and Infrastructure Portfolio to be acquired by Communications Equipment Portfolio shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Networking and Infrastructure Portfolio, and any deferred or prepaid expenses shown as an asset on the books of Networking and Infrastructure Portfolio on the Closing Date. Networking and Infrastructure Portfolio will pay or cause to be paid to Communications Equipment Portfolio any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to Communications Equipment Portfolio hereunder, and Communications Equipment Portfolio will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of Networking and Infrastructure Portfolio to be assumed by Communications Equipment Portfolio shall include (except as otherwise provided for herein) all of Networking and Infrastructure Portfolio's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Networking and Infrastructure Portfolio agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, Networking and Infrastructure Portfolio will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Communications Equipment Portfolio Shares in exchange for such shareholders' shares of beneficial interest in Networking and Infrastructure Portfolio and Networking and Infrastructure Portfolio will be liquidated in accordance with Networking and Infrastructure Portfolio's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on Communications Equipment Portfolio's share transfer books in the names of the Networking and Infrastructure Portfolio shareholders and transferring the Communications Equipment Portfolio Shares thereto. Each Networking and Infrastructure Portfolio shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Communications Equipment Portfolio Shares due that shareholder. All outstanding Networking and Infrastructure Portfolio shares, including any represented by certificates, shall simultaneously be canceled on Networking and Infrastructure Portfolio's share transfer records. Communications Equipment Portfolio shall not issue certificates representing the Communications Equipment Portfolio Shares in connection with the Reorganization.

(e) Any reporting responsibility of Networking and Infrastructure Portfolio is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Communications Equipment Portfolio Shares in a name other than that of the registered holder on Networking and Infrastructure Portfolio's books of the Networking and Infrastructure Portfolio shares constructively exchanged for the Communications Equipment Portfolio Shares shall be paid by the person to whom such Communications Equipment Portfolio Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, Communications Equipment Portfolio will deliver to Networking and Infrastructure Portfolio the number of Communications Equipment Portfolio Shares having an aggregate net asset value equal to the value of the assets of Networking and Infrastructure Portfolio transferred hereunder less the liabilities of Networking and Infrastructure Portfolio, determined as provided in this Section 4.

(c) The net asset value per share of the Communications Equipment Portfolio Shares to be delivered to Networking and Infrastructure Portfolio, the value of the assets of Networking and Infrastructure Portfolio transferred hereunder, and the value of the liabilities of Networking and Infrastructure Portfolio to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Communications Equipment Portfolio Shares shall be computed in the manner set forth in the then-current Communications Equipment Portfolio Prospectus and Statement of Additional Information, and the value of the assets and liabilities of Networking and Infrastructure Portfolio shall be computed in the manner set forth in the then-current Networking and Infrastructure Portfolio Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for Networking and Infrastructure Portfolio and Communications Equipment Portfolio.

5. FEES; EXPENSES.

(a) Networking and Infrastructure Portfolio shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the fund's 1.15% expense cap in effect since January 1, 2007. Expenses exceeding the fund's expense cap will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to Communications Equipment Portfolio will be borne by Communications Equipment Portfolio provided that they do not exceed the fund's expense cap in effect since January 1, 2007. Expenses exceeding the fund's expense cap will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(c) Each of Communications Equipment Portfolio and Networking and Infrastructure Portfolio represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on June 19, 2009, or at some other time, date, and place agreed to by Networking and Infrastructure Portfolio and Communications Equipment Portfolio (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of Networking and Infrastructure Portfolio and the net asset value per share of Communications Equipment Portfolio is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF NETWORKING AND INFRASTRUCTURE PORTFOLIO.

(a) Networking and Infrastructure Portfolio agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to Communications Equipment Portfolio as herein provided, adopting this Agreement, and authorizing the liquidation of Networking and Infrastructure Portfolio.

(b) Networking and Infrastructure Portfolio agrees that as soon as reasonably practicable after distribution of the Communications Equipment Portfolio Shares, Networking and Infrastructure Portfolio shall be terminated as a series of Fidelity Select Portfolios pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date Networking and Infrastructure Portfolio shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF COMMUNICATIONS EQUIPMENT PORTFOLIO.

(a) That Networking and Infrastructure Portfolio furnishes to Communications Equipment Portfolio a statement, dated as of the Closing Date, signed by an officer of Fidelity Select Portfolios, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Networking and Infrastructure Portfolio made in this Agreement are true and correct in all material respects and that Networking and Infrastructure Portfolio has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That Networking and Infrastructure Portfolio furnishes Communications Equipment Portfolio with copies of the resolutions, certified by an officer of Fidelity Select Portfolios, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of Networking and Infrastructure Portfolio;

(c) That, on or prior to the Closing Date, Networking and Infrastructure Portfolio will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of Networking and Infrastructure Portfolio substantially all of Networking and Infrastructure Portfolio's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That Networking and Infrastructure Portfolio shall deliver to Communications Equipment Portfolio at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on Networking and Infrastructure Portfolio's behalf by its Treasurer or Assistant Treasurer;

(e) That Networking and Infrastructure Portfolio's custodian shall deliver to Communications Equipment Portfolio a certificate identifying the assets of Networking and Infrastructure Portfolio held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to Communications Equipment Portfolio; (ii) Networking and Infrastructure Portfolio's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That Networking and Infrastructure Portfolio's transfer agent shall deliver to Communications Equipment Portfolio at the Closing a certificate setting forth the number of shares of Networking and Infrastructure Portfolio outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That Networking and Infrastructure Portfolio calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to Communications Equipment Portfolio as herein provided, adopting this Agreement, and authorizing the liquidation and termination of Networking and Infrastructure Portfolio;

(h) That Networking and Infrastructure Portfolio delivers to Communications Equipment Portfolio a certificate of an officer of Fidelity Select Portfolios, dated as of the Closing Date, that there has been no material adverse change in Networking and Infrastructure Portfolio's financial position since February 28, 2009, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of Networking and Infrastructure Portfolio shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of Networking and Infrastructure Portfolio or its transfer agent by Communications Equipment Portfolio or its agents shall have revealed otherwise, Networking and Infrastructure Portfolio shall have taken all actions that in the opinion of Communications Equipment Portfolio are necessary to remedy any prior failure on the part of Networking and Infrastructure Portfolio to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF NETWORKING AND INFRASTRUCTURE PORTFOLIO.

(a) That Communications Equipment Portfolio shall have executed and delivered to Networking and Infrastructure Portfolio an Assumption of Liabilities, certified by an officer of Fidelity Select Portfolios, dated as of the Closing Date pursuant to which Communications Equipment Portfolio will assume all of the liabilities of Networking and Infrastructure Portfolio existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That Communications Equipment Portfolio furnishes to Networking and Infrastructure Portfolio a statement, dated as of the Closing Date, signed by an officer of Fidelity Select Portfolios, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Communications Equipment Portfolio made in this Agreement are true and correct in all material respects, and Communications Equipment Portfolio has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That Networking and Infrastructure Portfolio shall have received an opinion of Dechert LLP, counsel to Networking and Infrastructure Portfolio and Communications Equipment Portfolio, to the effect that the Communications Equipment Portfolio Shares are duly authorized and upon delivery to Networking and Infrastructure Portfolio as provided in this Agreement will be validly issued and will be fully paid and nonassessable by Communications Equipment Portfolio (except as disclosed in Communications Equipment Portfolio's Statement of Additional Information) and no shareholder of Communications Equipment Portfolio has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF COMMUNICATIONS EQUIPMENT PORTFOLIO AND NETWORKING AND INFRASTRUCTURE PORTFOLIO.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Networking and Infrastructure Portfolio;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, which term as used herein shall include the District of Columbia and Puerto Rico, and including "no action" positions of such federal or state authorities) deemed necessary by Communications Equipment Portfolio or Networking and Infrastructure Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Communications Equipment Portfolio or Networking and Infrastructure Portfolio, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Communications Equipment Portfolio and Networking and Infrastructure Portfolio, threatened by the Commission; and

(f) That Communications Equipment Portfolio and Networking and Infrastructure Portfolio shall have received an opinion of Dechert LLP satisfactory to Communications Equipment Portfolio and Networking and Infrastructure Portfolio that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) Networking and Infrastructure Portfolio will not recognize gain or loss upon the transfer of substantially all of its assets to Communications Equipment Portfolio in exchange solely for Communications Equipment Portfolio Shares and the assumption of all liabilities of Networking and Infrastructure Portfolio, except that Networking and Infrastructure Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) Networking and Infrastructure Portfolio will not recognize gain or loss upon the distribution to its shareholders of the Communications Equipment Portfolio Shares received by Networking and Infrastructure Portfolio in the Reorganization.

(iv) Communications Equipment Portfolio will recognize no gain or loss upon receiving the properties of Networking and Infrastructure Portfolio in exchange solely for Communications Equipment Portfolio Shares and the assumption of all liabilities of Networking and Infrastructure Portfolio.

(v) The adjusted basis to Communications Equipment Portfolio of the properties of Networking and Infrastructure Portfolio received by Communications Equipment Portfolio in the Reorganization will be the same as the adjusted basis of those properties in the hands of Networking and Infrastructure Portfolio immediately before the exchange.

(vi) Communications Equipment Portfolio's holding periods with respect to the properties of Networking and Infrastructure Portfolio that Communications Equipment Portfolio acquires in the Reorganization will include the respective periods for which those properties were held by Networking and Infrastructure Portfolio (except where investment activities of Communications Equipment Portfolio have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Networking and Infrastructure Portfolio shareholders will recognize no gain or loss upon receiving Communications Equipment Portfolio Shares solely in exchange for Networking and Infrastructure Portfolio shares.

(viii) The aggregate basis of the Communications Equipment Portfolio Shares received by a Networking and Infrastructure Portfolio shareholder in the Reorganization will be the same as the aggregate basis of Networking and Infrastructure Portfolio shares surrendered by the Networking and Infrastructure Portfolio shareholder in exchange therefor.

(ix) A Networking and Infrastructure Portfolio shareholder's holding period for the Communications Equipment Portfolio Shares received by the Networking and Infrastructure Portfolio shareholder in the Reorganization will include the holding period during which the Networking and Infrastructure Portfolio shareholder held Networking and Infrastructure Portfolio shares surrendered in exchange therefor, provided that the Networking and Infrastructure Portfolio shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither Networking and Infrastructure Portfolio nor Communications Equipment Portfolio may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF COMMUNICATIONS EQUIPMENT PORTFOLIO AND NETWORKING AND INFRASTRUCTURE PORTFOLIO .

(a) Communications Equipment Portfolio and Networking and Infrastructure Portfolio each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, and provided further that during the period between shareholder approval and the Closing Date, Networking and Infrastructure Portfolio expects to temporarily depart from its 80% name test policy to facilitate aligning its investments with Communications Equipment Portfolio in preparation for the Closing;

(b) Networking and Infrastructure Portfolio covenants that it is not acquiring the Communications Equipment Portfolio Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) Networking and Infrastructure Portfolio covenants that it will assist Communications Equipment Portfolio in obtaining such information as Communications Equipment Portfolio reasonably requests concerning the beneficial ownership of Networking and Infrastructure Portfolio's shares; and

(d) Networking and Infrastructure Portfolio covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, Networking and Infrastructure Portfolio will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

Communications Equipment Portfolio and Networking and Infrastructure Portfolio may terminate this Agreement by mutual agreement. In addition, either Communications Equipment Portfolio or Networking and Infrastructure Portfolio may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of Networking and Infrastructure Portfolio or Communications Equipment Portfolio, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of Communications Equipment Portfolio or Networking and Infrastructure Portfolio; provided, however, that following the shareholders' meeting called by Networking and Infrastructure Portfolio pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Communications Equipment Portfolio Shares to be paid to Networking and Infrastructure Portfolio shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Fidelity and Select Portfolios are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

[Item Code] [Insert Proxy Code]

Supplement to the
Fidelity® Select Portfolios®
April 29, 2008
Prospectus

Effective on January 16, 2009, Utilities Growth Portfolio will be renamed Utilities Portfolio.

Proposed Reorganizations. The Board of Trustees of Fidelity Select Portfolios has unanimously approved Agreements and Plans of Reorganization ("Agreements") between Paper and Forest Products Portfolio and Materials Portfolio, and Networking and Infrastructure Portfolio and Communications Equipment Portfolio.

The Agreements provide for the transfer of all of the assets and the assumption of all of the liabilities of each of Paper and Forest Products Portfolio and Networking and Infrastructure Portfolio in exchange for shares of Materials Portfolio and Communications Equipment Portfolio, respectively, equal in value to the relative net asset value of the outstanding shares of Paper and Forest Products Portfolio and Networking and Infrastructure Portfolio. After the exchange, each of Paper and Forest Products Portfolio and Networking and Infrastructure Portfolio will distribute the Materials Portfolio and Communications Equipment Portfolio shares to its shareholders pro rata, in liquidation of Paper and Forest Products Portfolio and Networking and Infrastructure Portfolio (these transactions are referred to as the "Reorganizations").

The Reorganizations can be consummated only if, among other things, they are approved by a "majority of the outstanding voting securities" of the respective fund, as that term is defined under the Investment Company Act of 1940. Special Meetings ("Meetings") of the Shareholders of Paper and Forest Products Portfolio and Networking and Infrastructure Portfolio are expected to be held on May 19, 2009, and approval of the Agreements will be voted on at that time. Shareholders of record on March 23, 2009 will be entitled to vote. In connection with the Meetings, Paper and Forest Products Portfolio and Networking and Infrastructure Portfolio will be filing with the Securities and Exchange Commission and delivering to their shareholders of record a Proxy Statement describing their respective Reorganizations and a Prospectus for Materials Portfolio or Communications Equipment Portfolio.

If the Agreements are approved at the Meetings and certain conditions required by the Agreements are satisfied, the Reorganizations are expected to take place in June 2009. If shareholder approval of any Agreement is delayed due to failure to meet a quorum or otherwise, that Reorganization will become effective, if approved, as soon as practicable thereafter.

In the event Paper and Forest Products Portfolio or Networking and Infrastructure Portfolio shareholders fail to approve that fund's Agreement, that fund will continue to engage in business as a registered investment company and FMR will consider other options for that fund, potentially including liquidation.

The foregoing is not a solicitation of any proxy. For free copies of the Proxy Statements describing the Reorganizations (and containing important information about fees, expenses and risk considerations) and a Prospectus for Materials Portfolio or Communications Equipment Portfolio, please call 1-800-544-3198 after March 23, 2009. Each prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

The following information replaces the biographical information for Transportation found in the "Fund Management" section on page 66.

Anton An is manager of Transportation, which he has managed since October 2008. Since joining Fidelity Investments in 2005, Mr. An has worked as an equity research analyst for FMR, and as both a venture capital intern for FIL Limited and as an equity research intern for FMR. He previously worked at the Oracle Corporation as a senior application engineer from 2002 to 2004.

The following information replaces the biographical information for Electronics found in the "Fund Management" section on page 67.

Stephen Barwikowski is co-manager of Electronics, which he has managed since January 2009. He also manages other Fidelity funds. Since joining Fidelity in 1999, Mr. Barwikowski has worked as both a research associate and research analyst in FMRCo's High Income division.

Christopher Lin is co-manager of Electronics, which he has managed since January 2009. He also manages other Fidelity funds. Since joining Fidelity in 2003, Mr. Lin has worked as both a research associate and research analyst within the Equity Research division of FMRCo.

The following information replaces the biographical information for Financial Services found in the "Fund Management" section on page 67.

Richard Manuel is co-manager of Financial Services, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Benjamin Hesse is co-manager of Financial Services, which he has managed since October 2008. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

The following information replaces the biographical information for Banking Portfolio found in the "Fund Management" section on page 67.

Vincent Montemaggiore is manager of Banking, which he has managed since June 2008. Mr. Montemaggiore joined Fidelity Investments in 2005 as an equity research analyst. Prior to joining Fidelity, Mr. Montemaggiore worked as an investment banking senior analyst for De Guardiola Advisors, Inc. in New York from 2002 until 2003. From 2000 until 2002, he was as an investment banking analyst working with the Financial Services Industry for Putnam Lovell Securities, Inc. in New York.

The following information replaces the biographical information for Health Care found in the "Fund Management" section on page 67.

Matthew Sabel is co-manager of Health Care, which he has managed since August 2006. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

Edward Yoon is co-manager of Health Care, which he has managed since October 2008. Mr. Yoon joined Fidelity Investments in July 2006 as a research analyst. Prior to joining Fidelity, he worked for JP Morgan Asset Management as an analyst and co-fund manager from 2002 until 2006.

SEL-09-01 January 15, 2009
1.482105.217

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®
Select
Portfolios®

	Fund Number	Trading Symbol
Air Transportation Portfolio	034	FSAIX
Automotive Portfolio	502	FSAVX
Banking Portfolio	507	FSRBX
Biotechnology Portfolio	042	FBIOX
Brokerage and Investment Management Portfolio	068	FSLBX
Chemicals Portfolio	069	FSCHX
Communications Equipment Portfolio	518	FSDCX
Computers Portfolio	007	FDCPX
Construction and Housing Portfolio	511	FSHOX
Consumer Discretionary Portfolio	517	FSCPX
Consumer Staples Portfolio	009	FDFAX
Defense and Aerospace Portfolio	067	FSDAX
Electronics Portfolio	008	FSELX
Energy Portfolio	060	FSENX
Energy Service Portfolio	043	FSESX
Environmental Portfolio	516	FSLEX
Financial Services Portfolio	066	FIDSX
Gold Portfolio	041	FSAGX
Health Care Portfolio	063	FSPHX
Home Finance Portfolio	098	FSVLX
Industrial Equipment Portfolio	510	FSCGX
Industrials Portfolio	515	FCYIX
Insurance Portfolio	045	FSPCX
IT Services Portfolio	353	FBSOX
Leisure Portfolio	062	FDLSX
Materials Portfolio	509	FSDPX
Medical Delivery Portfolio	505	FSHCX
Medical Equipment and Systems Portfolio	354	FSMEX
Multimedia Portfolio	503	FBMPX
Natural Gas Portfolio	513	FSNGX
Natural Resources Portfolio	514	FNARX
Networking and Infrastructure Portfolio	912	FNINX
Paper and Forest Products Portfolio	506	FSPFX
Pharmaceuticals Portfolio	580	FPHAX
Retailing Portfolio	046	FSRPX
Software and Computer Services Portfolio	028	FSCSX
Technology Portfolio	064	FSPTX
Telecommunications Portfolio	096	FSTCX
Transportation Portfolio	512	FSRFX
Utilities Growth Portfolio	065	FSUTX
Wireless Portfolio	963	FWRLX

Prospectus

April 29, 2008

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Each of Consumer Staples, Gold, Materials, and Telecommunications is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio. Only one class of shares of each multiple class fund is offered through this prospectus.

In this prospectus, the term "shares" (as it relates to the funds) means, as applicable, the shares of a non-multiple class fund offered through this prospectus or the one class of shares of a multiple class fund offered through this prospectus.

Investment Summary

Investment Objective

Air Transportation seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Air Transportation Industry Concentration. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Automotive seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Automotive Industry Concentration. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Banking seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in banking.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Banking Industry Concentration. The banking industry can be significantly affected by legislation, competition and by changes in general economic conditions and interest rates.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Biotechnology seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Brokerage and Investment Management seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Brokerage and Investment Management Industry Concentration. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Chemicals seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Chemical Industry Concentration. The chemical industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling, and disposal of hazardous components.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Communications Equipment seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Communications Equipment Industry Concentration. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Computers seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Computer Industry Concentration. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Construction and Housing seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Construction and Housing Industry Concentration. The construction and housing industry can be significantly affected by changes in government spending, interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts, and the level of new and existing home sales.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Consumer Discretionary seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Consumer Staples seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of overall economy, interest rates, and consumer confidence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Defense and Aerospace seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Defense and Aerospace Industry Concentration. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Electronics seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Energy seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Energy Service seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Service Industry Concentration. The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Environmental seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Environmental Industry Concentration. The environmental industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Financial Services seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Gold seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

Prospectus

Fund Summary - continued

  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Health Care seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Home Finance seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing mortgages and other consumer loans and related services associated with home finance.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Home Finance Industry Concentration. The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Industrial Equipment seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrial Equipment Industry Concentration. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Industrials seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrials Industry Concentration. Industrials industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Insurance seeks capital appreciation.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Insurance Industry Concentration. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

IT Services seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing information technology services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  IT Services Industry Concentration. The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Leisure seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Leisure Industry Concentration. The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, technological developments, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Materials seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Medical Delivery seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Delivery Industry Concentration. The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Summary - continued

Investment Objective

Medical Equipment and Systems seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Equipment and Systems Industry Concentration. The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Multimedia seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Multimedia Industry Concentration. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Natural Gas seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Natural Gas Industry Concentration. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Natural Resources seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks and in certain precious metals.
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Networking and Infrastructure seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, sale, or distribution of products, services, or technologies that support the flow of electronic information, including voice, data, images, and commercial transactions.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Networking and Infrastructure Industry Concentration. The networking and infrastructure industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures, and rapid obsolescence due to technological innovation or changing consumer preferences.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Summary - continued

Investment Objective

Paper and Forest Products seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Paper and Forest Products Industry Concentration. The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Pharmaceuticals seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Pharmaceuticals Industry Concentration. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations, and intense competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Retailing seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Retail Industry Concentration. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Software and Computer Services seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Software and Computer Services Industry Concentration. The software and computer services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Technology seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Summary - continued

Investment Objective

Telecommunications seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration. The telecom services industries are subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Transportation seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Transportation Industry Concentration. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Utilities Growth seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Wireless seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in activities relating to wireless communications services or products.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Wireless Industry Concentration. The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in the performance of each fund's shares from year to year and compares the performance of each fund's shares to the performance of a market index and an additional index over various periods of time. Prior to October 1, 2006, Communications Equipment was named Developing Communications, Consumer Discretionary was named Consumer Industries, Consumer Staples was named Food and Agriculture, Industrials was named Cyclical Industries, IT Services was named Business Service and Outsourcing, Materials was named Industrial Materials, and each of these funds operated under certain different investment policies and compared its performance to a different additional index. The historical performance for each of these funds may not represent its current investment policies. Prior to October 1, 2006, Utilities Growth operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Air Transportation
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

6.42%	34.49%	39.71%	-15.09%	-26.19%	35.96%	14.06%	21.91%	22.46%	-1.92%

During the periods shown in the chart for Air Transportation:

Returns

Quarter ended

Highest Quarter Return	35.23%	June 30, 2003
Lowest Quarter Return	-27.27%	September 30, 2001
Year-to-Date Return	-18.11%	March 31, 2008
Automotive
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

4.94%	-13.47%	-7.24%	22.82%	-6.48%	43.53%	7.11%	-1.75%	13.33%	0.01%

During the periods shown in the chart for Automotive:

Returns

Quarter ended

Highest Quarter Return	26.81%	December 31, 2001
Lowest Quarter Return	-22.27%	September 30, 1998
Year-to-Date Return	-9.09%	March 31, 2008
Banking
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

11.85%	-10.07%	18.28%	0.44%	-7.74%	32.29%	11.68%	-0.14%	13.15%	-21.18%

During the periods shown in the chart for Banking:

Returns

Quarter ended

Highest Quarter Return	20.58%	September 30, 2000
Lowest Quarter Return	-16.44%	September 30, 1998
Year-to-Date Return	-10.29%	March 31, 2008
Biotechnology
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

29.72%	77.77%	32.75%	-24.98%	-40.53%	32.92%	11.99%	8.76%	3.60%	2.65%

During the periods shown in the chart for Biotechnology:

Returns

Quarter ended

Highest Quarter Return	40.70%	December 31, 1999
Lowest Quarter Return	-34.80%	March 31, 2001
Year-to-Date Return	-8.13%	March 31, 2008
Brokerage and Investment Management
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

5.67%	30.65%	28.08%	-9.09%	-17.24%	36.47%	12.95%	29.87%	21.27%	-0.15%

During the periods shown in the chart for Brokerage and Investment Management:

Returns

Quarter ended

Highest Quarter Return	29.14%	December 31, 1998
Lowest Quarter Return	-33.12%	September 30, 1998
Year-to-Date Return	-13.67%	March 31, 2008
Chemicals
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-15.90%	19.19%	2.93%	12.36%	-9.62%	35.10%	32.81%	1.10%	16.84%	28.42%

During the periods shown in the chart for Chemicals:

Returns

Quarter ended

Highest Quarter Return	25.21%	December 31, 2003
Lowest Quarter Return	-19.95%	September 30, 1998
Year-to-Date Return	-3.65%	March 31, 2008
Communications Equipment**
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

67.68%	122.50%	-28.77%	-36.13%	-47.78%	68.09%	16.52%	3.52%	2.25%	9.78%

During the periods shown in the chart for Communications Equipment:

Returns

Quarter ended

Highest Quarter Return	63.51%	December 31, 1999
Lowest Quarter Return	-36.53%	December 31, 2000
Year-to-Date Return	-14.38%	March 31, 2008
Computers
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

96.37%	81.10%	-30.39%	-27.33%	-42.05%	62.70%	-1.98%	2.65%	9.45%	22.44%

During the periods shown in the chart for Computers:

Returns

Quarter ended

Highest Quarter Return	41.69%	December 31, 1999
Lowest Quarter Return	-37.06%	September 30, 2001
Year-to-Date Return	-18.01%	March 31, 2008
Construction and Housing
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

22.84%	-12.45%	8.86%	20.01%	-8.50%	44.09%	28.52%	9.36%	7.12%	-13.87%

During the periods shown in the chart for Construction and Housing:

Returns

Quarter ended

Highest Quarter Return	29.68%	December 31, 1998
Lowest Quarter Return	-22.43%	September 30, 2002
Year-to-Date Return	-0.50%	March 31, 2008
Consumer Discretionary
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

27.49%	10.14%	-9.33%	-3.14%	-17.08%	23.90%	9.23%	2.82%	13.06%	-8.31%

During the periods shown in the chart for Consumer Discretionary:

Returns

Quarter ended

Highest Quarter Return	27.07%	December 31, 1998
Lowest Quarter Return	-15.61%	September 30, 2002
Year-to-Date Return	-8.04%	March 31, 2008
Consumer Staples*
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

15.69%	-20.47%	29.85%	-0.47%	-6.67%	14.11%	15.81%	5.85%	20.18%	21.49%

During the periods shown in the chart for Consumer Staples:

Returns

Quarter ended

Highest Quarter Return	17.29%	December 31, 2000
Lowest Quarter Return	-13.69%	September 30, 2002
Year-to-Date Return	-2.48%	March 31, 2008

* The returns shown above are for a class of shares of the fund.

Defense and Aerospace
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

4.34%	11.83%	18.92%	1.18%	-6.80%	38.07%	19.54%	17.89%	20.66%	17.81%

During the periods shown in the chart for Defense and Aerospace:

Returns

Quarter ended

Highest Quarter Return	21.69%	December 31, 2003
Lowest Quarter Return	-18.25%	September 30, 1998
Year-to-Date Return	-13.22%	March 31, 2008
Electronics
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

51.12%	106.68%	-17.54%	-14.73%	-50.54%	71.89%	-9.81%	15.75%	0.30%	4.67%

During the periods shown in the chart for Electronics:

Returns

Quarter ended

Highest Quarter Return	56.77%	December 31, 1998
Lowest Quarter Return	-37.41%	September 30, 2001
Year-to-Date Return	-17.89%	March 31, 2008
Energy
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-14.74%	34.23%	31.77%	-11.97%	-11.48%	22.87%	31.68%	51.99%	14.21%	45.53%

During the periods shown in the chart for Energy:

Returns

Quarter ended

Highest Quarter Return	24.12%	September 30, 2005
Lowest Quarter Return	-16.37%	September 30, 2002
Year-to-Date Return	-6.19%	March 31, 2008
Energy Service
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-49.72%	72.15%	50.34%	-21.01%	-0.68%	7.59%	34.93%	54.14%	8.64%	55.21%

During the periods shown in the chart for Energy Service:

Returns

Quarter ended

Highest Quarter Return	39.07%	December 31, 2001
Lowest Quarter Return	-34.78%	September 30, 1998
Year-to-Date Return	-8.33%	March 31, 2008
Environmental
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-16.96%	-25.85%	34.49%	-9.33%	-16.37%	28.97%	7.44%	9.37%	10.49%	12.44%

During the periods shown in the chart for Environmental:

Returns

Quarter ended

Highest Quarter Return	21.53%	June 30, 1999
Lowest Quarter Return	-30.60%	September 30, 1999
Year-to-Date Return	-10.49%	March 31, 2008
Financial Services
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

14.13%	1.56%	28.50%	-9.12%	-11.40%	30.57%	11.20%	7.48%	16.12%	-13.59%

During the periods shown in the chart for Financial Services:

Returns

Quarter ended

Highest Quarter Return	22.47%	September 30, 2000
Lowest Quarter Return	-19.75%	September 30, 1998
Year-to-Date Return	-13.80%	March 31, 2008
Gold*
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-8.64%	8.36%	-18.05%	24.99%	64.28%	32.09%	-9.79%	40.59%	25.38%	24.93%

During the periods shown in the chart for Gold:

Returns

Quarter ended

Highest Quarter Return	35.72%	March 31, 2002
Lowest Quarter Return	-20.17%	June 30, 1998
Year-to-Date Return	4.89%	March 31, 2008

* The returns shown above are for a class of shares of the fund.

Prospectus

Fund Summary - continued

Health Care
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

41.28%	-2.88%	36.65%	-15.01%	-18.05%	15.91%	8.66%	16.88%	4.98%	12.45%

During the periods shown in the chart for Health Care:

Returns

Quarter ended

Highest Quarter Return	20.83%	June 30, 2000
Lowest Quarter Return	-18.22%	March 31, 2001
Year-to-Date Return	-15.42%	March 31, 2008
Home Finance
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-14.81%	-12.37%	50.23%	-3.17%	-0.70%	36.92%	13.25%	-7.12%	12.17%	-37.96%

During the periods shown in the chart for Home Finance:

Returns

Quarter ended

Highest Quarter Return	30.96%	September 30, 2000
Lowest Quarter Return	-25.76%	September 30, 1998
Year-to-Date Return	-12.42%	March 31, 2008
Industrial Equipment
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

12.67%	17.39%	-4.22%	-1.00%	-22.92%	41.46%	12.82%	7.41%	17.04%	23.18%

During the periods shown in the chart for Industrial Equipment:

Returns

Quarter ended

Highest Quarter Return	24.31%	December 31, 2003
Lowest Quarter Return	-20.71%	September 30, 2001
Year-to-Date Return	-8.79%	March 31, 2008
Industrials
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

8.77%	13.05%	9.80%	2.27%	-19.96%	37.64%	23.48%	12.33%	14.80%	17.70%

During the periods shown in the chart for Industrials:

Returns

Quarter ended

Highest Quarter Return	21.17%	December 31, 2001
Lowest Quarter Return	-19.87%	September 30, 1998
Year-to-Date Return	-6.96%	March 31, 2008
Insurance
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

20.32%	-5.95%	53.26%	-4.91%	-5.64%	27.47%	12.79%	13.76%	11.35%	-4.35%

During the periods shown in the chart for Insurance:

Returns

Quarter ended

Highest Quarter Return	26.79%	September 30, 2000
Lowest Quarter Return	-19.02%	September 30, 1999
Year-to-Date Return	-17.13%	March 31, 2008
IT Services
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

29.39%	-1.61%	9.61%	-26.90%	26.14%	14.60%	6.10%	14.65%	11.54%

During the periods shown in the chart for IT Services:

Returns

Quarter ended

Highest Quarter Return	25.22%	December 31, 2001
Lowest Quarter Return	-21.66%	September 30, 2002
Year-to-Date Return	-11.91%	March 31, 2008
Leisure
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

37.92%	32.83%	-24.45%	3.25%	-21.13%	41.85%	17.51%	3.99%	16.28%	4.19%

During the periods shown in the chart for Leisure:

Returns

Quarter ended

Highest Quarter Return	32.19%	December 31, 1998
Lowest Quarter Return	-22.89%	September 30, 2001
Year-to-Date Return	-11.12%	March 31, 2008
Materials*
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-11.02%	16.48%	-5.43%	7.77%	1.03%	50.32%	13.04%	14.32%	19.47%	29.21%

During the periods shown in the chart for Materials:

Returns

Quarter ended

Highest Quarter Return	25.19%	December 31, 2003
Lowest Quarter Return	-23.07%	September 30, 2002
Year-to-Date Return	-3.95%	March 31, 2008

* The returns shown above are for a class of shares of the fund.

Medical Delivery
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-6.16%	-29.59%	67.82%	-2.32%	-12.13%	30.15%	45.46%	29.02%	-1.63%	16.86%

During the periods shown in the chart for Medical Delivery:

Returns

Quarter ended

Highest Quarter Return	29.79%	December 31, 2004
Lowest Quarter Return	-26.26%	September 30, 1998
Year-to-Date Return	-25.94%	March 31, 2008
Medical Equipment and Systems
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

10.72%	50.37%	0.32%	-6.24%	33.36%	17.48%	7.46%	4.03%	17.87%

During the periods shown in the chart for Medical Equipment and Systems:

Returns

Quarter ended

Highest Quarter Return	15.33%	June 30, 2000
Lowest Quarter Return	-12.54%	March 31, 2001
Year-to-Date Return	-3.54%	March 31, 2008
Multimedia
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

35.69%	44.14%	-23.11%	-0.97%	-12.84%	43.89%	3.01%	7.44%	13.97%	-9.28%

During the periods shown in the chart for Multimedia:

Returns

Quarter ended

Highest Quarter Return	30.17%	June 30, 2003
Lowest Quarter Return	-23.78%	September 30, 2001
Year-to-Date Return	-9.60%	March 31, 2008
Natural Gas
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-12.40%	26.19%	71.29%	-22.75%	-9.55%	28.68%	40.26%	45.71%	5.24%	40.91%

During the periods shown in the chart for Natural Gas:

Returns

Quarter ended

Highest Quarter Return	26.34%	September 30, 2005
Lowest Quarter Return	-16.20%	September 30, 2001
Year-to-Date Return	1.22%	March 31, 2008
Natural Resources
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-16.57%	38.80%	30.43%	-11.37%	-11.74%	29.48%	23.54%	46.01%	19.07%	50.08%

During the periods shown in the chart for Natural Resources:

Returns

Quarter ended

Highest Quarter Return	24.30%	September 30, 2005
Lowest Quarter Return	-17.51%	September 30, 2002
Year-to-Date Return	-6.67%	March 31, 2008
Networking and Infrastructure
Calendar Years

2001

2002

2003

2004

2005

2006

2007

-50.25%	-49.49%	57.05%	0.43%	0.00%	5.11%	0.40%

During the periods shown in the chart for Networking and Infrastructure:

Returns

Quarter ended

Highest Quarter Return	46.77%	December 31, 2001
Lowest Quarter Return	-44.01%	March 31, 2001
Year-to-Date Return	-22.98%	March 31, 2008
Paper and Forest Products
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-7.89%	30.51%	1.12%	6.50%	-2.30%	19.07%	8.00%	-8.29%	11.66%	0.76%

During the periods shown in the chart for Paper and Forest Products:

Returns

Quarter ended

Highest Quarter Return	21.00%	December 31, 2000
Lowest Quarter Return	-21.91%	September 30, 2002
Year-to-Date Return	-11.91%	March 31, 2008
Pharmaceuticals
Calendar Years

2002

2003

2004

2005

2006

2007

-23.37%	20.33%	3.31%	9.79%	12.45%	13.40%

During the periods shown in the chart for Pharmaceuticals:

Returns

Quarter ended

Highest Quarter Return	16.50%	June 30, 2003
Lowest Quarter Return	-17.06%	September 30, 2002
Year-to-Date Return	-14.69%	March 31, 2008
Retailing
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

45.76%	5.20%	-11.27%	-2.39%	-18.94%	31.10%	16.10%	7.13%	15.12%	-7.97%

During the periods shown in the chart for Retailing:

Returns

Quarter ended

Highest Quarter Return	34.78%	December 31, 1998
Lowest Quarter Return	-20.25%	September 30, 2002
Year-to-Date Return	-10.34%	March 31, 2008
Software and Computer Services
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

45.77%	93.12%	-20.19%	-6.99%	-23.39%	35.02%	7.63%	0.04%	24.92%	23.88%

During the periods shown in the chart for Software and Computer Services:

Returns

Quarter ended

Highest Quarter Return	57.10%	December 31, 1999
Lowest Quarter Return	-41.13%	September 30, 2001
Year-to-Date Return	-18.05%	March 31, 2008
Technology
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

74.16%	131.75%	-32.30%	-31.70%	-37.79%	59.39%	0.43%	4.92%	7.51%	19.78%

During the periods shown in the chart for Technology:

Returns

Quarter ended

Highest Quarter Return	62.10%	December 31, 1999
Lowest Quarter Return	-38.25%	September 30, 2001
Year-to-Date Return	-19.07%	March 31, 2008
Telecommunications*
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

41.04%	66.60%	-37.41%	-27.97%	-29.32%	25.51%	17.54%	5.15%	26.78%	8.20%

During the periods shown in the chart for Telecommunications:

Returns

Quarter ended

Highest Quarter Return	36.60%	December 31, 2002
Lowest Quarter Return	-29.29%	June 30, 2002
Year-to-Date Return	-20.18%	March 31, 2008

* The returns shown above are for a class of shares of the fund.

Transportation
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-4.34%	27.69%	17.74%	6.21%	-16.44%	38.14%	27.02%	11.90%	9.50%	-0.59%

During the periods shown in the chart for Transportation:

Returns

Quarter ended

Highest Quarter Return	23.82%	June 30, 2003
Lowest Quarter Return	-24.70%	September 30, 1998
Year-to-Date Return	-2.82%	March 31, 2008
Utilities Growth
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

43.16%	25.92%	-13.52%	-21.89%	-30.40%	26.42%	24.22%	9.36%	30.08%	18.13%

During the periods shown in the chart for Utilities Growth:

Returns

Quarter ended

Highest Quarter Return	23.50%	June 30, 2003
Lowest Quarter Return	-19.37%	June 30, 2002
Year-to-Date Return	-10.80%	March 31, 2008
Wireless
Calendar Years

2001

2002

2003

2004

2005

2006

2007

-34.74%	-55.25%	68.31%	42.54%	17.32%	8.67%	27.46%

During the periods shown in the chart for Wireless:

Returns

Quarter ended

Highest Quarter Return	27.87%	June 30, 2003
Lowest Quarter Return	-30.50%	June 30, 2002
Year-to-Date Return	-19.56%	March 31, 2008

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2007

Past 1 year

Past 5 years

Past 10 years/Life of fund

Air Transportation
Return Before Taxes	-1.92%	17.82%	11.03%
Return After Taxes on Distributions	-3.61%	17.24%	9.75%
Return After Taxes on Distributions and Sale of Fund Shares	1.16%	15.76%	9.17%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
S&P® Custom Air Transportation Index (reflects no deduction for fees, expenses, or taxes)	-2.56%	--	--
Automotive
Return Before Taxes	0.01%	11.35%	5.17%
Return After Taxes on Distributions	-0.97%	11.12%	4.81%
Return After Taxes on Distributions and Sale of Fund Shares	0.15%	9.81%	4.30%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI® US Investable Market Automobiles & Components Index (reflects no deduction for fees, expenses, or taxes)	-3.14%	3.88%	-0.91%
Banking
Return Before Taxes	-21.18%	5.64%	3.79%
Return After Taxes on Distributions	-22.23%	4.16%	2.14%
Return After Taxes on Distributions and Sale of Fund Shares	-12.21%	5.07%	2.93%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Banks Index (reflects no deduction for fees, expenses, or taxes)	-29.21%	3.42%	2.93%
Biotechnology
Return Before Taxes	2.65%	11.48%	8.93%
Return After Taxes on Distributions	2.65%	11.48%	8.52%
Return After Taxes on Distributions and Sale of Fund Shares	1.72%	10.04%	7.70%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Biotechnology Index (reflects no deduction for fees, expenses, or taxes)	-1.66%	13.01%	14.71%
Brokerage and Investment Management
Return Before Taxes	-0.15%	19.38%	12.42%
Return After Taxes on Distributions	-1.53%	18.26%	11.22%
Return After Taxes on Distributions and Sale of Fund Shares	1.72%	16.98%	10.66%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Capital Markets Index (reflects no deduction for fees, expenses, or taxes)	-5.04%	--	--
Chemicals
Return Before Taxes	28.42%	22.17%	11.05%
Return After Taxes on Distributions	27.12%	21.20%	10.06%
Return After Taxes on Distributions and Sale of Fund Shares	18.74%	19.44%	9.33%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Chemicals Index (reflects no deduction for fees, expenses, or taxes)	31.52%	18.28%	8.04%
Communications Equipment
Return Before Taxes	9.78%	17.87%	7.27%
Return After Taxes on Distributions	9.78%	17.87%	5.93%
Return After Taxes on Distributions and Sale of Fund Shares	6.35%	15.82%	5.93%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Communications Equipment Index (reflects no deduction for fees, expenses, or taxes)	1.78%	16.35%	1.96%
Computers
Return Before Taxes	22.44%	17.01%	8.63%
Return After Taxes on Distributions	22.44%	17.01%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	14.58%	15.04%	7.35%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Computers & Peripherals Index (reflects no deduction for fees, expenses, or taxes)	26.88%	17.29%	8.42%
Construction and Housing
Return Before Taxes	-13.87%	13.32%	9.16%
Return After Taxes on Distributions	-15.42%	12.38%	8.17%
Return After Taxes on Distributions and Sale of Fund Shares	-6.95%	11.75%	7.80%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Construction & Housing Custom Index (reflects no deduction for fees, expenses, or taxes)	-17.71%	11.52%	--
Consumer Discretionary
Return Before Taxes	-8.31%	7.60%	3.97%
Return After Taxes on Distributions	-10.44%	6.58%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares	-3.18%	6.47%	3.10%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes)	-11.43%	9.48%	5.79%
Consumer Staples*
Return Before Taxes	21.49%	15.35%	8.53%
Return After Taxes on Distributions	20.26%	14.67%	7.45%
Return After Taxes on Distributions and Sale of Fund Shares	14.54%	13.32%	6.99%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Consumer Staples Index (reflects no deduction for fees, expenses, or taxes)	13.92%	11.32%	5.90%
Defense and Aerospace
Return Before Taxes	17.81%	22.57%	13.73%
Return After Taxes on Distributions	16.04%	21.70%	13.08%
Return After Taxes on Distributions and Sale of Fund Shares	13.00%	19.91%	12.13%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Aerospace & Defense Index (reflects no deduction for fees, expenses, or taxes)	22.11%	21.33%	9.91%
Electronics
Return Before Taxes	4.67%	13.50%	7.42%
Return After Taxes on Distributions	4.52%	13.47%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	11.85%	6.46%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Semiconductors & Semiconductor Equipment Index (reflects no deduction for fees, expenses, or taxes)	8.74%	--	--
Energy
Return Before Taxes	45.53%	32.52%	16.99%
Return After Taxes on Distributions	44.18%	31.42%	15.92%
Return After Taxes on Distributions and Sale of Fund Shares	31.15%	28.88%	14.82%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Energy Index (reflects no deduction for fees, expenses, or taxes)	34.42%	29.70%	15.08%
Energy Service
Return Before Taxes	55.21%	30.42%	14.44%
Return After Taxes on Distributions	54.51%	30.08%	14.12%
Return After Taxes on Distributions and Sale of Fund Shares	36.52%	27.29%	12.90%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Energy Equipment & Services Index (reflects no deduction for fees, expenses, or taxes)	43.53%	30.80%	9.75%
Environmental
Return Before Taxes	12.44%	13.49%	1.69%
Return After Taxes on Distributions	12.38%	13.48%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares	8.17%	11.85%	1.45%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Industrials Index (reflects no deduction for fees, expenses, or taxes)	13.40%	16.83%	7.85%
Financial Services
Return Before Taxes	-13.59%	9.38%	6.50%
Return After Taxes on Distributions	-14.49%	8.19%	5.27%
Return After Taxes on Distributions and Sale of Fund Shares	-7.66%	8.15%	5.35%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Financials Index (reflects no deduction for fees, expenses, or taxes)	-17.34%	9.64%	6.30%
Gold*
Return Before Taxes	24.93%	21.28%	15.89%
Return After Taxes on Distributions	21.37%	18.99%	14.63%
Return After Taxes on Distributions and Sale of Fund Shares	17.87%	17.77%	13.75%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
S&P/Citigroup BMI Global Gold Index (reflects no deduction for fees, expenses, or taxes)	18.62%	20.26%	12.26%
Health Care
Return Before Taxes	12.45%	11.69%	8.54%
Return After Taxes on Distributions	9.98%	10.43%	7.29%
Return After Taxes on Distributions and Sale of Fund Shares	9.79%	9.98%	7.12%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Health Care Index (reflects no deduction for fees, expenses, or taxes)	7.99%	9.41%	6.96%
Home Finance
Return Before Taxes	-37.96%	0.04%	0.78%
Return After Taxes on Distributions	-38.66%	-1.48%	-0.33%
Return After Taxes on Distributions and Sale of Fund Shares	-23.52%	0.64%	0.83%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Thrifts & Mortgage Finance Index (reflects no deduction for fees, expenses, or taxes)	-46.85%	--	--
Industrial Equipment
Return Before Taxes	23.18%	19.83%	9.10%
Return After Taxes on Distributions	22.05%	19.19%	8.12%
Return After Taxes on Distributions and Sale of Fund Shares	16.31%	17.45%	7.59%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Capital Goods Index (reflects no deduction for fees, expenses, or taxes)	18.78%	18.51%	9.08%
Industrials
Return Before Taxes	17.70%	20.87%	11.04%
Return After Taxes on Distributions	15.96%	19.50%	10.34%
Return After Taxes on Distributions and Sale of Fund Shares	12.77%	18.08%	9.63%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Industrials Index (reflects no deduction for fees, expenses, or taxes)	13.40%	16.83%	7.85%
Insurance
Return Before Taxes	-4.35%	11.74%	10.49%
Return After Taxes on Distributions	-5.39%	11.04%	9.27%
Return After Taxes on Distributions and Sale of Fund Shares	-1.47%	10.22%	8.76%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Insurance Index (reflects no deduction for fees, expenses, or taxes)	-4.05%	10.32%	6.41%
IT Services
Return Before Taxes	11.54%	14.42%	10.70%A
Return After Taxes on Distributions	9.07%	13.40%	9.57%A
Return After Taxes on Distributions and Sale of Fund Shares	9.93%	12.52%	9.07%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.56%A
MSCI US Investable Market IT Services Index (reflects no deduction for fees, expenses, or taxes)	4.43%	10.06%	-2.15%A
Leisure
Return Before Taxes	4.19%	16.00%	9.00%
Return After Taxes on Distributions	2.61%	14.78%	7.75%
Return After Taxes on Distributions and Sale of Fund Shares	3.62%	13.84%	7.50%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Consumer Services Index (reflects no deduction for fees, expenses, or taxes)	4.38%	20.40%	9.71%
Materials*
Return Before Taxes	29.21%	24.56%	12.34%
Return After Taxes on Distributions	28.03%	23.68%	11.79%
Return After Taxes on Distributions and Sale of Fund Shares	19.74%	21.66%	10.85%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Materials Index (reflects no deduction for fees, expenses, or taxes)	26.47%	20.23%	8.89%
Medical Delivery
Return Before Taxes	16.86%	22.94%	10.33%
Return After Taxes on Distributions	15.51%	21.87%	9.73%
Return After Taxes on Distributions and Sale of Fund Shares	12.67%	20.12%	9.01%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Health Care Providers & Services Index (reflects no deduction for fees, expenses, or taxes)	15.45%	19.44%	9.19%
Medical Equipment and Systems
Return Before Taxes	17.87%	15.60%	15.28%B
Return After Taxes on Distributions	15.74%	14.56%	13.90%B
Return After Taxes on Distributions and Sale of Fund Shares	12.87%	13.43%	13.02%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	4.84%B
MSCI US Investable Market Health Care Equipment & Supplies Index (reflects no deduction for fees, expenses, or taxes)	13.21%	13.86%	10.06%B
Multimedia
Return Before Taxes	-9.28%	10.49%	7.89%
Return After Taxes on Distributions	-11.15%	8.85%	6.62%
Return After Taxes on Distributions and Sale of Fund Shares	-3.27%	8.77%	6.55%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Media Index (reflects no deduction for fees, expenses, or taxes)	-14.50%	4.76%	2.51%
Natural Gas
Return Before Taxes	40.91%	31.29%	17.83%
Return After Taxes on Distributions	38.73%	29.79%	17.00%
Return After Taxes on Distributions and Sale of Fund Shares	28.45%	27.54%	15.87%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
S&P Custom Natural Gas Index (reflects no deduction for fees, expenses, or taxes)	33.03%	--	--
Natural Resources
Return Before Taxes	50.08%	33.08%	17.30%
Return After Taxes on Distributions	49.12%	32.41%	16.74%
Return After Taxes on Distributions and Sale of Fund Shares	33.58%	29.57%	15.46%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
S&P GSSI Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	34.44%	29.15%	12.80%
Networking and Infrastructure
Return Before Taxes	0.40%	10.73%	-17.43%C
Return After Taxes on Distributions	0.40%	10.73%	-17.43%C
Return After Taxes on Distributions and Sale of Fund Shares	0.26%	9.37%	-13.07%C
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	1.91%C
MSCI US Investable Market Information Technology Index (reflects no deduction for fees, expenses, or taxes)	15.13%	14.72%	-8.32%C
Paper and Forest Products
Return Before Taxes	0.76%	5.82%	5.31%
Return After Taxes on Distributions	0.11%	5.52%	5.06%
Return After Taxes on Distributions and Sale of Fund Shares	1.35%	5.01%	4.58%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Materials Index (reflects no deduction for fees, expenses, or taxes)	26.47%	20.23%	8.89%
Pharmaceuticals
Return Before Taxes	13.40%	11.72%	3.68%D
Return After Taxes on Distributions	12.54%	11.40%	3.46%D
Return After Taxes on Distributions and Sale of Fund Shares	9.79%	10.20%	3.14%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	4.85%D
MSCI US Investable Market Pharmaceuticals Index (reflects no deduction for fees, expenses, or taxes)	4.20%	3.68%	-1.36%D
Retailing
Return Before Taxes	-7.97%	11.55%	6.40%
Return After Taxes on Distributions	-10.19%	10.34%	5.03%
Return After Taxes on Distributions and Sale of Fund Shares	-2.11%	10.08%	5.28%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Retailing Index (reflects no deduction for fees, expenses, or taxes)	-16.44%	10.29%	8.90%
Software and Computer Services
Return Before Taxes	23.88%	17.61%	13.67%
Return After Taxes on Distributions	23.88%	17.57%	12.55%
Return After Taxes on Distributions and Sale of Fund Shares	15.52%	15.57%	11.83%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Software & Services Index (reflects no deduction for fees, expenses, or taxes)	17.92%	13.84%	5.81%
Technology
Return Before Taxes	19.78%	16.68%	9.64%
Return After Taxes on Distributions	19.78%	16.67%	8.52%
Return After Taxes on Distributions and Sale of Fund Shares	12.86%	14.73%	8.08%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Information Technology Index (reflects no deduction for fees, expenses, or taxes)	15.13%	14.72%	5.23%
Telecommunications*
Return Before Taxes	8.20%	16.30%	4.77%
Return After Taxes on Distributions	8.04%	16.15%	3.84%
Return After Taxes on Distributions and Sale of Fund Shares	5.54%	14.37%	3.80%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Telecommunications Services Index (reflects no deduction for fees, expenses, or taxes)	10.48%	13.85%	1.42%
Transportation
Return Before Taxes	-0.59%	16.40%	10.56%
Return After Taxes on Distributions	-1.82%	15.94%	9.10%
Return After Taxes on Distributions and Sale of Fund Shares	1.32%	14.48%	8.46%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Transportation Index (reflects no deduction for fees, expenses, or taxes)	-1.11%	12.95%	5.52%
Utilities Growth
Return Before Taxes	18.13%	21.42%	8.38%
Return After Taxes on Distributions	17.81%	21.13%	6.93%
Return After Taxes on Distributions and Sale of Fund Shares	12.23%	18.99%	6.58%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
MSCI US Investable Market Utilities Index (reflects no deduction for fees, expenses, or taxes)	17.50%	20.74%	8.33%
Wireless
Return Before Taxes	27.46%	31.28%	-0.72%C
Return After Taxes on Distributions	26.74%	30.90%	-0.93%C
Return After Taxes on Distributions and Sale of Fund Shares	18.58%	28.14%	-0.64%C
S&P 500 (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	1.91%C
S&P Custom Wireless Index (reflects no deduction for fees, expenses, or taxes)	10.60%	--	--

* The returns shown above are for a class of shares of the fund.

A From February 4, 1998.

B From April 28, 1998.

C From September 21, 2000.

D From June 18, 2001.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P Custom Air Transportation Index is an index of stocks designed to measure the performance of companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. These companies are identified by S&P based on the specific policies of the fund.

Morgan Stanley Capital InternationalSM  (MSCI®) U.S. Investable Market Automobiles & Components Index is a market capitalization-weighted index of stocks designed to measure the performance of Automobiles & Components companies in the MSCI U.S. Investable Market 2500 Index.

Prospectus

Fund Summary - continued

Morgan Stanley Capital International (MSCI) U.S. Investable Market Banks Index is a market capitalization-weighted index of stocks designed to measure the performance of Bank companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Biotechnology Index is a market capitalization-weighted index of stocks designed to measure the performance of Biotechnology companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Capital Markets Index is a market capitalization-weighted index of stocks designed to measure the performance of Capital Markets companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Chemicals Index is a market capitalization-weighted index of stocks designed to measure the performance of Chemicals companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Communications Equipment Index is a market capitalization-weighted index of stocks designed to measure the performance of Communications Equipment companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Computers & Peripherals Index is a market capitalization-weighted index of stocks designed to measure the performance of Computers companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Construction & Housing Custom Index is a U.S. market capitalization-weighted index of stocks designed to measure the performance of Construction & Housing Custom companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Consumer Discretionary Index is a U.S. market capitalization-weighted index of stocks designed to measure the performance of Consumer Discretionary companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Consumer Staples Index is a market capitalization-weighted index of stocks designed to measure the performance of Consumer Staples companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Aerospace & Defense Index is a market capitalization-weighted index of stocks designed to measure the performance of Aerospace & Defense companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Semiconductors & Semiconductor Equipment Index is a market capitalization-weighted index of stocks designed to measure the performance of Semiconductors & Semiconductor Equipment companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Energy Index is a market capitalization-weighted index of stocks designed to measure the performance of Energy companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Energy Equipment & Services Index is a market capitalization-weighted index of stocks designed to measure the performance of Energy Equipment & Services companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Industrials Index is a market capitalization-weighted index of stocks designed to measure the performance of Industrials companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Financials Index is a market capitalization-weighted index of stocks designed to measure the performance of Financials companies in the MSCI U.S. Investable Market 2500 Index.

S&P®/Citigroup BMI Global Gold Index is a market capitalization-weighted index of stocks designed to measure the performance of companies that produce gold and related products, including companies that mine or process gold and the South African finance houses which primarily invest in, but do not operate, gold mines.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Health Care Index is a market capitalization-weighted index of stocks designed to measure the performance of Health Care companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Thrifts & Mortgage Finance Index is a market capitalization-weighted index of stocks designed to measure the performance of Thrifts & Mortgage Finance companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Capital Goods Index is a market capitalization-weighted index of stocks designed to measure the performance of Capital Goods companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Insurance Index is a market capitalization-weighted index of stocks designed to measure the performance of Insurance companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market IT Services Index is a market capitalization-weighted index of stocks designed to measure the performance of IT Services companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Consumer Services Index is a market capitalization-weighted index of stocks designed to measure the performance of Consumer Services companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Materials Index is a market capitalization-weighted index of stocks designed to measure the performance of Materials companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Health Care Providers & Services Index is a market capitalization-weighted index of stocks designed to measure the performance of Health Care Providers & Services companies in the MSCI U.S. Investable Market 2500 Index.

Prospectus

Morgan Stanley Capital International (MSCI) U.S. Investable Market Health Care Equipment & Supplies Index is a market capitalization-weighted index of stocks designed to measure the performance of Health Care Equipment & Supplies companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Media Index is a market capitalization-weighted index of stocks designed to measure the performance of Media companies in the MSCI U.S. Investable Market 2500 Index.

S&P Custom Natural Gas Index is an index of stocks designed to measure the performance of companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas resources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. These companies are identified by S&P based on the specific policies of the fund.

S&P Goldman Sachs Sector Indices (GSSI) Natural Resources Index is a modified capitalization-weighted index of U.S. traded stocks designed to measure the performance of companies in the natural resources sector. Constituent weights are capped at 7.5%.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Information Technology Index is a market capitalization-weighted index of stocks designed to measure the performance of Information Technology companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Pharmaceuticals Index is a market capitalization-weighted index of stocks designed to measure the performance of Pharmaceuticals companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Retailing Index is a market capitalization-weighted index of stocks designed to measure the performance of Retailing companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Software & Services Index is a market capitalization-weighted index of stocks designed to measure the performance of Software & Services companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Telecommunications Services Index is a market capitalization-weighted index of stocks designed to measure the performance of Telecommunications Services companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Transportation Index is a market capitalization-weighted index of stocks designed to measure the performance of Transportation companies in the MSCI U.S. Investable Market 2500 Index.

Morgan Stanley Capital International (MSCI) U.S. Investable Market Utilities Index is a market capitalization-weighted index of stocks designed to measure the performance of Utilities companies in the MSCI U.S. Investable Market 2500 Index.

S&P Custom Wireless Index is an index of stocks designed to measure the performance of companies engaged in activities relating to wireless communications services or products. These companies are identified by S&P based on the specific policies of the fund.

Morgan Stanley Capital International (MSCI) U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indexes.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of a fund.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)A	0.75%

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your fund balance falls below the balance minimum for any reason, including solely due to declines in net asset value per share.

Annual operating expenses (paid from fund or class assets, as applicable)

Air Transportation	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.45%
	Total annual fund operating expensesA	1.01%
Automotive	Management fee	0.55%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.64%
	Total annual fund operating expensesA	1.19%
Banking	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.91%
Biotechnology	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.33%
	Total annual fund operating expensesA	0.89%
Brokerage and Investment Management	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.32%
	Total annual fund operating expensesA	0.88%
Chemicals	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.93%
Communications Equipment	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.93%
Computers	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.36%
	Total annual fund operating expensesA	0.92%
Construction and Housing	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.42%
	Total annual fund operating expensesA	0.98%
Consumer Discretionary	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.56%
	Total annual fund operating expensesA	1.12%
Consumer Staples	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual class operating expensesB	0.91%
Defense and Aerospace	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.31%
	Total annual fund operating expensesA	0.87%
Electronics	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.31%
	Total annual fund operating expensesA	0.87%
Energy	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.28%
	Total annual fund operating expensesA	0.84%
Energy Service	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.27%
	Total annual fund operating expensesA	0.83%
Environmental	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.52%
	Total annual fund operating expensesA	1.08%
Financial Services	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual fund operating expensesA	0.90%
Gold	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.29%
	Acquired fund fees and expensesC	0.01%
	Total annual class operating expensesB	0.86%
	Less WaiverC	0.01%
	Net Expenses	0.85%
Health Care	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.29%
	Total annual fund operating expensesA	0.85%
Home Finance	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.93%
Industrial Equipment	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.32%
	Total annual fund operating expensesA	0.88%
Industrials	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.44%
	Total annual fund operating expensesA	1.00%
Insurance	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.93%
IT Services	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.50%
	Total annual fund operating expensesA	1.06%
Leisure	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.91%
Materials	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual class operating expensesB	0.91%
Medical Delivery	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.36%
	Total annual fund operating expensesA	0.92%
Medical Equipment and Systems	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.32%
	Total annual fund operating expensesA	0.88%
Multimedia	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.43%
	Total annual fund operating expensesA	0.99%
Natural Gas	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.29%
	Total annual fund operating expensesA	0.85%
Natural Resources	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.29%
	Total annual fund operating expensesA	0.85%
Networking and Infrastructure	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.46%
	Total annual fund operating expensesA	1.02%
Paper and Forest Products	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.55%
	Total annual fund operating expensesA	1.11%
Pharmaceuticals	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.39%
	Total annual fund operating expensesA	0.95%
Retailing	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.46%
	Total annual fund operating expensesA	1.02%
Software and Computer Services	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.30%
	Total annual fund operating expensesA	0.86%
Technology	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.33%
	Total annual fund operating expensesA	0.89%
Telecommunications	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual class operating expensesB	0.91%
Transportation	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.43%
	Total annual fund operating expensesA	0.99%
Utilities Growth	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.32%
	Total annual fund operating expensesA	0.88%
Wireless	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.91%

A Effective January 1, 2007, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.15%. These arrangements may be discontinued by FMR at any time.

B Effective January 1, 2007, FMR has voluntarily agreed to reimburse the class of shares of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.15%. These arrangements may be discontinued by FMR at any time.

C The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMR for the management of its portfolio pursuant to which the Subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The Subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract with the Subsidiary is in place.

Prospectus

Fund Summary - continued

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of each fund is 5% and that your shareholder fees and the annual operating expenses for shares of each fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Air Transportation	1 year	$ 103
	3 years	$ 322
	5 years	$ 558
	10 years	$ 1,236
Automotive	1 year	$ 121
	3 years	$ 378
	5 years	$ 654
	10 years	$ 1,443
Banking	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
Biotechnology	1 year	$ 91
	3 years	$ 284
	5 years	$ 493
	10 years	$ 1,096
Brokerage and Investment Management	1 year	$ 90
	3 years	$ 281
	5 years	$ 488
	10 years	$ 1,084
Chemicals	1 year	$ 95
	3 years	$ 296
	5 years	$ 515
	10 years	$ 1,143
Communications Equipment	1 year	$ 95
	3 years	$ 296
	5 years	$ 515
	10 years	$ 1,143
Computers	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
Construction and Housing	1 year	$ 100
	3 years	$ 312
	5 years	$ 542
	10 years	$ 1,201
Consumer Discretionary	1 year	$ 114
	3 years	$ 356
	5 years	$ 617
	10 years	$ 1,363
Consumer Staples*	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
Defense and Aerospace	1 year	$ 89
	3 years	$ 278
	5 years	$ 482
	10 years	$ 1,073
Electronics	1 year	$ 89
	3 years	$ 278
	5 years	$ 482
	10 years	$ 1,073
Energy	1 year	$ 86
	3 years	$ 268
	5 years	$ 466
	10 years	$ 1,037
Energy Service	1 year	$ 85
	3 years	$ 265
	5 years	$ 460
	10 years	$ 1,025
Environmental	1 year	$ 110
	3 years	$ 343
	5 years	$ 595
	10 years	$ 1,317
Financial Services	1 year	$ 92
	3 years	$ 287
	5 years	$ 498
	10 years	$ 1,108
Gold*	1 year	$ 87
	3 years	$ 271
	5 years	$ 471
	10 years	$ 1,049
Health Care	1 year	$ 87
	3 years	$ 271
	5 years	$ 471
	10 years	$ 1,049
Home Finance	1 year	$ 95
	3 years	$ 296
	5 years	$ 515
	10 years	$ 1,143
Industrial Equipment	1 year	$ 90
	3 years	$ 281
	5 years	$ 488
	10 years	$ 1,084
Industrials	1 year	$ 102
	3 years	$ 318
	5 years	$ 552
	10 years	$ 1,225
Insurance	1 year	$ 95
	3 years	$ 296
	5 years	$ 515
	10 years	$ 1,143
IT Services	1 year	$ 108
	3 years	$ 337
	5 years	$ 585
	10 years	$ 1,294
Leisure	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
Materials*	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
Medical Delivery	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
Medical Equipment and Systems	1 year	$ 90
	3 years	$ 281
	5 years	$ 488
	10 years	$ 1,084
Multimedia	1 year	$ 101
	3 years	$ 315
	5 years	$ 547
	10 years	$ 1,213
Natural Gas	1 year	$ 87
	3 years	$ 271
	5 years	$ 471
	10 years	$ 1,049
Natural Resources	1 year	$ 87
	3 years	$ 271
	5 years	$ 471
	10 years	$ 1,049
Networking and Infrastructure	1 year	$ 104
	3 years	$ 325
	5 years	$ 563
	10 years	$ 1,248
Paper and Forest Products	1 year	$ 113
	3 years	$ 353
	5 years	$ 612
	10 years	$ 1,352
Pharmaceuticals	1 year	$ 97
	3 years	$ 303
	5 years	$ 525
	10 years	$ 1,166
Retailing	1 year	$ 104
	3 years	$ 325
	5 years	$ 563
	10 years	$ 1,248
Software and Computer Services	1 year	$ 88
	3 years	$ 274
	5 years	$ 477
	10 years	$ 1,061
Technology	1 year	$ 91
	3 years	$ 284
	5 years	$ 493
	10 years	$ 1,096
Telecommunications*	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
Transportation	1 year	$ 101
	3 years	$ 315
	5 years	$ 547
	10 years	$ 1,213
Utilities Growth	1 year	$ 90
	3 years	$ 281
	5 years	$ 488
	10 years	$ 1,084
Wireless	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120

* The expenses shown above are for a class of shares of the fund.

Prospectus

Fund Basics

Investment Details

Principal Investment Strategies

Air Transportation

The fund invests primarily in companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, major airlines, commuter airlines, air cargo and express delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aeronautical equipment.

Automotive

The fund invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, auto, truck, motorcycle, and scooter manufacturers; manufacturers of auto components and accessories; tire and rubber manufacturers; and auto dealers, gas stations, and other automotive retailers.

Banking

The fund invests primarily in companies engaged in banking. The fund normally invests at least 80% of its assets in securities of companies principally engaged in banking activities.

Biotechnology

The fund invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies engaged in the development, manufacturing, or marketing of products based in whole or in part on genetic analysis and genetic engineering.

Brokerage and Investment Management

The fund invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment management firms; institutions providing custody services; investment banks; brokerage and asset management firms; and other financial institutions engaged in capital markets.

Chemicals

The fund invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies that produce industrial and basic chemicals, including plastics, synthetic fibers, and commodity-based paints and pigments; producers of fertilizer and other agriculture-related chemical products; manufacturers of industrial gases; and companies that produce adhesives, sealants, and other high value-added chemicals.

Communications Equipment

The fund invests primarily in companies engaged in the development, manufacture, or sale of communications equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of communications equipment and products, including LANs, WANs, routers, telephones, switchboards and exchanges.

Computers

The fund invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of personal computers, servers, mainframes and workstations, including ATMs; and manufacturers of electronic computer components and peripherals, including data storage components, motherboards, audio and video cards, monitors, keyboards, printers, and other peripherals, and providers of related services.

Construction and Housing

The fund invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, residential construction companies and manufacturers of prefabricated houses; owners and operators of home and garden improvement retail stores; manufacturers of building components and home improvement products and equipment; manufacturers of construction materials including sand, clay, gypsum, lime, aggregates, cement, concrete and bricks; companies engaged in real estate ownership, development, or management; and companies engaged in non-residential construction, including civil engineering companies and large-scale contractors.

Prospectus

Fund Basics - continued

Consumer Discretionary

The fund invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services.

These companies may include, for example, publishers; catalog and internet retailers; department stores and specialty retailers including apparel, electronics, automotive, and home furnishing stores; manufacturers of auto parts and accessories, tire and rubber, autos, motorcycles, and scooters; manufacturers of consumer electronic products, including TVs and DVD players; manufacturers of household appliances and home furnishings; residential construction companies; manufacturers of leisure products; manufacturers of apparel, accessories, footwear, textiles, and luxury goods; gaming facility, hotel, cruise and travel agency owners and operators; restaurants and caterers; companies providing educational, home security, legal, and personal services; advertising and public relations companies; and TV and cable companies.

Consumer Staples

The fund invests primarily in companies engaged in the manufacture, sale, or distribution of consumer staples. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Consumer staples tend to be essential products whose demand remains stable over economic cycles, such as food, beverages, tobacco, and household and personal care products.

These companies may include, for example, drug stores and pharmacies; retail food stores and super centers; producers of packaged foods and tobacco products; breweries, vintners, distillers, and non-alcoholic beverage producers; producers of agricultural products; and producers of non-durable household products and personal and beauty care products.

Defense and Aerospace

The fund invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, parts, or products, including defense electronics and space equipment.

Electronics

The fund invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, semiconductor and semiconductor equipment manufacturers and manufacturers of electronic equipment, instruments or components.

Energy

The fund invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Energy products and services are those related to the exploration, extraction, production, sale, or distribution of energy resources, including oil, gas, electricity, coal, and nuclear, geothermal, and solar power.

These companies may include, for example, integrated oil companies; drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, or marketing of oil, gas, and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels.

Energy Service

The fund invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, drilling contractors and rig owners; drilling rig and equipment manufacturers; and providers of supplies, equipment, and services to companies engaged in oil and gas drilling.

Environmental

The fund invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies involved in the transportation, treatment, and disposal of hazardous or other wastes; transforming waste into energy; recycling; and participating in remedial projects, including groundwater and underground storage tank decontamination, asbestos cleanup, and emergency cleanup response. They may also include companies involved in the detection, analysis, evaluation, and treatment of both existing and potential environmental problems such as contaminated water, air pollution, and acid rain; companies that provide sanitation or filtration equipment or services; companies involved in the reduction of hazardous emissions or other pollution reduction or prevention efforts; companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control; and companies that are manufacturing wind turbines, electric utilities with geothermal-fired plants, or organic foods suppliers.

Prospectus

Financial Services

The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services; providers of personal loans and other consumer finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; reinsurance companies; and companies that manage and develop real estate including REITs.

Gold

The fund invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. The fund normally invests at least 80% of its assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

Gold-related activities may include exploration, mining, processing, or dealing in gold, or the manufacture or distribution of gold products such as jewelry, watches, and gold foil and leaf. Companies principally engaged in gold-related activities may also include companies that invest in other companies engaged in gold-related activities. FMR treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

FMR may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands ("the Subsidiary"). The Subsidiary is managed by FMR and has the same investment objective as the fund. FMR intends to invest the Subsidiary's assets directly in gold and other precious metals. FMR may also invest the fund's assets in other precious metals in the form of bullion, coins, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in other precious metal and mineral-related activities.

Health Care

The fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies engaged in the development, manufacturing, or marketing of products based on biotechnology research; companies engaged in research, development, or production of pharmaceuticals, including veterinary drugs; manufacturers, distributors, and wholesalers of health care equipment, devices, and supplies including drug delivery systems and eye care products; and owners and operators of health care facilities, HMOs, and other managed plans.

Home Finance

The fund invests primarily in companies providing mortgages and other consumer loans and related services associated with home finance. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies include, for example, financial institutions providing mortgages and mortgage-related services.

Industrial Equipment

The fund invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment; manufacturers of building components and home improvement products and equipment; companies engaged in non-residential construction; producers of electric cables and wires, electrical components or equipment; manufacturers of power-generating equipment and other heavy electrical equipment; manufacturers of construction and farm machinery and heavy trucks; manufacturers of industrial machinery and industrial components; trading companies and other distributors of industrial equipment and products; and other diversified industrial companies.

Industrials

The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle.

Prospectus

Fund Basics - continued

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; providers of commercial printing services and electronic data processing services; companies providing business support services and office supplies, environmental and facilities maintenance; companies providing transportation services; and airport, road, rail tracks and marine port owners and providers of related services.

Insurance

The fund invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies providing life, health, and/or property and casualty insurance; and reinsurance companies.

IT Services

The fund invests primarily in companies engaged in providing information technology services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Information technology services, or IT services, involve the development and maintenance of telephone, computer, or data networks for businesses and other organizations.

These companies may include, for example, providers of information technology and systems integration services, electronic data processing, and business outsourcing services.

Leisure

The fund invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, gaming facility, hotel, cruise and travel agency owners and operators; sports, fitness, and amusement center operators; restaurants, caterers, other consumer services companies; manufacturers of leisure products and equipment; owners and operators of TV and cable companies; and other companies that produce or sell entertainment and other leisure products and services.

Materials

The fund invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Materials refers to industrial or agricultural materials and unfinished goods, such as chemicals, gases, metals, or other natural or synthetic materials.

These companies may include, for example, manufacturers of sand, lime, concrete and other building materials, metal, glass, plastic, or cardboard containers or packaging; producers of industrial and basic chemicals, including plastics, synthetic fibers, and commodity-based paints and pigments; fertilizer and other agriculture-related chemical products; companies that produce adhesives, sealants, and other high value-added chemicals; producers of aluminum and related materials; companies engaged in producing and extracting metals and minerals; producers of gold, iron, steel, and companies mining precious metals and minerals; and manufacturers of timber, related wood products, and paper.

Medical Delivery

The fund invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, owners and operators of health care facilities, HMOs, and other managed plans; other health care providers and health care service companies; and distributors and wholesalers of health care products.

Medical Equipment and Systems

The fund invests primarily in companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of health care equipment and supplies including drug delivery systems and eye care products.

Multimedia

The fund invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, print and online advertising and public relations companies; TV, cable, and satellite companies; publishers; and companies that produce and sell entertainment and other media products and services.

Natural Gas

The fund invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Prospectus

These companies may include, for example, companies involved in the production, refinement, transmission, distribution, marketing, control, or measurement of natural gas; companies involved in exploration of potential natural gas sources; companies involved in natural gas research or experimentation; companies working toward the solution of energy problems, such as energy conservation or pollution control through the use of natural gas; companies working toward technological advances in the natural gas field; drilling contractors and other companies providing equipment or services related to, or engaged in, the exploration and production of oil and gas, including the drilling, evaluation and completion of oil and gas wells; integrated oil companies; and companies engaged in the refining and marketing of oil, gas and/or refined products.

Natural Resources

The fund invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. The fund normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

Networking and Infrastructure

The fund invests primarily in companies engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, providers of telecommunications and networking equipment, data storage, systems software, internet hardware including servers, routers, switches, and related equipment, systems for data encryption and security, internet services including hosting and commercial exchanges, fiber optics, satellites, cable equipment, and other companies involved in supporting the flow of information.

Paper and Forest Products

The fund invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, paper production and office product companies, printers, publishers, and real estate investment trusts that own or deal in forest products.

Pharmaceuticals

The fund invests primarily in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale, or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs.

Retailing

The fund invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, department stores and specialty retailers including apparel, electronics, automotive, and home furnishing stores; catalog and internet retailers; restaurants and caterers; drug stores and pharmacies; and retail food stores and super centers. In managing the fund, FMR generally does not emphasize retailers of consumer staples such as food and drug stores.

Software and Computer Services

The fund invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies developing and marketing internet software and services; providers of information technology and systems integration services; providers of commercial data processing and/or business outsourcing services; companies developing and producing database management, home entertainment, and educational and specialty software; and other software and services companies.

Technology

The fund invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; companies developing and marketing internet software and services; providers of information technology and systems integration services; providers of commercial data processing and/or business outsourcing services; companies developing and producing database management, home entertainment, and educational and specialty software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies.

Prospectus

Fund Basics - continued

Telecommunications

The fund invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, providers of communications and high-density data transmission services and equipment; operators of fixed-line telecommunications networks; and providers of cellular or wireless communications services and equipment. In managing the fund FMR generally emphasizes communications services companies and not communications equipment companies.

Transportation

The fund invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies providing air freight or passenger air, maritime, rail, or land transportation and services; and airport, road, rail tracks and marine port owners and providers of related services.

Utilities Growth

The fund invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies that produce electricity, including nuclear and non-nuclear facilities; companies that distribute and transmit natural and manufactured gas; water treatment and other utility companies; and other companies that operate as independent power producers, gas and power marketing and trading specialists and/or integrated energy merchants. In managing the fund FMR generally emphasizes power and gas utilities and not telephone companies and telecommunications utilities.

Wireless

The fund invests primarily in companies engaged in activities relating to wireless communications services or products. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies involved in cellular communications, paging, mobile radio, wireless LANs, microwave transmission, personal communications devices and networks, related software, or other companies with products or services related to wireless communications.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund seeks capital appreciation.

FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

FMR normally invests each fund's assets primarily in common stocks (and potentially in precious metals for Gold and Natural Resources).

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified (except for Banking, Financial Services, Home Finance, and Natural Resources, which are diversified funds).

In buying and selling securities for a fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its current financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies cannot be changed without a vote of the affected fund's shareholders. Each fund also has a policy of normally investing at least 80% of assets in securities of companies principally engaged in specified activities. Those policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Prospectus

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Banking, Financial Services, Home Finance, and Natural Resources) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel. Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base.

The banking industry can be significantly affected by legislation, competition, and changing economic conditions. Changes in legislation in past years have increased competition in the industry. In addition, interest rate changes can have a significant impact on the banking industry, particularly on banks that face exposure to credit losses.

The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

The brokerage and investment management industry can be significantly affected by changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry. The performance of companies in this industry can be closely tied to the stock and bond markets and can suffer during market declines. Revenues can depend on overall market activity.

The chemical industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation. As regulations are developed and enforced, chemical companies could be required to alter or cease production of a product, to pay fines, to pay for cleaning up a disposal site, or to agree to restrictions on their operations. In addition, some of the materials and processes used by these companies involve hazardous components. There can be risks associated with their production, handling, and disposal.

The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

The computer industry can be significantly affected by competitive pressures. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.

Prospectus

Fund Basics - continued

The construction and housing industry can be significantly affected by changes in government spending on housing subsidies, public works, and transportation facilities such as highways and airports, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts, and the level of new and existing home sales.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services.

The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, weather or meteorological events, and economic conditions.

The environmental industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies for both commercial and governmental generators of waste materials as well as specific expenditures designated for remedial cleanup efforts. As regulations are developed and enforced, companies could be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, hazardous materials involved in environmental industries can present significant liability risk.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metal mining securities can be subject to substantial fluctuations over short periods of time.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Change continues in the origination, packaging, selling, holding, and insuring of home finance products.

The industrial equipment industry can be significantly affected by overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and foreign competition. The industrial equipment industry can also be significantly affected by economic cycles, technical obsolescence, labor relations, and government regulations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Prospectus

The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of cash reserves, the inability to collect from reinsurance carriers, liability for the coverage of environmental clean-up costs from past years, and as yet unanticipated liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes.

The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide IT services is, in part, subject to continued demand for these services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.

The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulation.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses. Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The industry can also be significantly affected by rising costs of medical products and services, pricing pressure from health maintenance organizations, and an increased emphasis on outpatient services.

The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations.

The natural gas industry is subject to changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations can be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other domestic and foreign government regulations.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The networking and infrastructure industry is rapidly evolving and can be significantly affected by corporate capital expenditures and competitive pressures. Products and services in the networking and infrastructure industry can be subject to rapid obsolescence due to technological innovation or changing consumer preferences.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates, which can affect product pricing, costs, and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations, and intense competition.

The retail industry can be significantly affected by consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success can be tied to its ability to anticipate changing consumer tastes.

The software and computer services industry can be significantly affected by intense competition, aggressive pricing, technological innovation, and product obsolescence.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions could adversely affect transportation companies.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, and rapid obsolescence. Wireless network operators can also face significant capital expenditures to build networks of critical mass, and can carry heavy debt burdens from financings.

Prospectus

Fund Basics - continued

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by Gold and, therefore, the Subsidiary is subject to risks similar to those of that fund, including the risks of investing in the gold industry. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. Gold relies on a private letter ruling from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing the fund's NAV. Fidelity calculates net asset value separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information
Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003 Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM , a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts.

In addition, each fund may waive or lower purchase minimums in other circumstances.

Prospectus

Excessive Trading Policy

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Prospectus

Shareholder Information - continued

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

In addition to these policies, each fund imposes a short-term redemption fee on redemptions from the fund, which is discussed in "Selling Shares." As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of each fund is the fund's NAV, minus the short-term redemption fee, if applicable.

If you sell your shares after holding them less than 30 days, a 0.75% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within a fund, or transfers between classes of a multiple class fund (if applicable) as long as the money never leaves the fund; and (iii) redemptions in kind.

Each fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions due to Fidelity fund small balance maintenance fees;
  Redemptions related to death or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Prospectus

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above $2,000 worth of shares to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts), except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemption proceeds may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Shareholder Information - continued

Features and Policies

Features

The following features may be available to buy and sell shares of the funds or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
  You can use electronic funds transfer to:

     - Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

     - Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
  To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts), for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Prospectus

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in April and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Fidelity Management & Research Company (FMR) is each fund's manager. FMR also manages the Subsidiary. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2007, FMR had approximately $1.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

FMRC is an affiliate of FMR. As of December 31, 2007, FMRC had approximately $787.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC) serves as a sub-adviser for each fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for each fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice on issuers based outside the United States. As of December 31, 2007, FMR U.K. had approximately $16.6 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of June 30, 2007, FIIA had approximately $26.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of June 30, 2007, FIIA(U.K.)L had approximately $13.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for each fund. As of June 30, 2007, FIJ had approximately $63 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.

Gavin Baker is manager of Telecommunications and Wireless, both of which he has managed since March 2007. Since joining Fidelity Investments in 1999, Mr. Baker has worked as an equity research analyst.

Effective through April 30, 2008, Justin Bennett is co-manager of Paper and Forest Products, which he has managed since March 2006. Mr. Bennett joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from The Wharton School at the University of Pennsylvania in 2005. Previously, he was an equity research associate at Morgan Stanley.

Yun-Min Chai is manager of Communications Equipment, Networking and Infrastructure, and Technology, which he has managed since May 2003, July 2004, and January 2007, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Peter Dixon is manager of Leisure, which he has managed since March 2008. Mr. Dixon joined Fidelity Investments in 2006 as a research analyst, after receiving an MBA from the Kellogg School of Management at Northwestern University. Prior to attending business school, he was a Primary Healthcare representative for Pfizer, Inc.

John Dowd is manager of Energy, Energy Service, and Natural Resources, which he has managed since May 2006, December 2005, and May 2006, respectively. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Effective May 1, 2008, Maurice FitzMaurice is manager of Defense and Aerospace. Mr. FitzMaurice is manager of Air Transportation and Transportation, which he has managed since September 2007 and October 2007, respectively. Since joining Fidelity Investments in 1998, Mr. FitzMaurice has worked as a research analyst and has covered a wide variety of sectors.

John M. Harris is manager of Consumer Discretionary, which he has managed since April 2007. Mr. Harris joined Fidelity Investments in May 2006 as a research analyst. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2005. Mr. Harris manages other Fidelity Funds.

Effective through April 30, 2008, Andrew Hatem is manager of Defense and Aerospace, which he has managed since December 2005. Since joining Fidelity Investments in 1994, Mr. Hatem has worked as an investment analyst, sector research specialist, research analyst and portfolio manager.

Effective through April 30, 2008, Stephen Hermsdorf is manager of Insurance, which he has managed since March 2006. Mr. Hermsdorf joined Fidelity Investments as an equity research analyst in 2004, after receiving an MBA from the University of Chicago. Previously, he was an associate in the venture capital group at Harbourvest Partners, LLC in Boston from 1998 to 2001.

Benjamin Hesse is manager of Brokerage and Investment Management, which he has managed since June 2007. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

Prospectus

Evan Hornbuckle is manager of Retailing, which he has managed since April 2007. Mr. Hornbuckle joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Tuck School of Business at Dartmouth and a bachelor of arts degree from Williams College in 1999.

Paul Jackson is co-manager of Electronics, which he has managed since February 2007. Since joining Fidelity Investments in 2005, Mr. Jackson has worked as a research analyst. From 2003 until 2005, Mr. Jackson worked for State Street Global Advisors as a research analyst and portfolio manager. Prior to that, he worked at Fortis Investments as a research analyst from April 2003 until September 2003. Before that, Mr. Jackson worked for Abacus Investments, a Boston-based hedge fund, as an analyst and assistant portfolio manager, from May 2002 until December 2002. He began his career at Wellington Management Company in Boston as a Global Industry Analyst from 1997 until 2002.

Effective May 1, 2008, Jonathan Kasen is manager of Industrial Equipment. Mr. Kasen joined Fidelity Investments as a research analyst in 2006, after receiving an MBA from the Marshall School of Business at the University of Southern California.

Rajiv Kaul is manager of Biotechnology, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, Mr. Kaul has worked as a research analyst and portfolio manager.

Daniel Kelley is manager of Construction and Housing, which he has managed since May 2007. Since joining Fidelity Investments in 2005, he has worked as an equity research analyst. Mr. Kelley was an associate in the Institutional Equities Division for Morgan Stanley from 2004 until 2005. From 2001 until 2004, he worked as a financial analyst, and later as an associate in the Equities Division for Goldman Sachs & Co.

Stavros Koutsantonis is manager of Environmental, which he has managed since March 2007. Mr. Koutsantonis joined Fidelity Investments in 2006 as a research analyst after receiving an MBA from the Wharton School at the University of Pennsylvania in August 2006. Before that, he was an associate in Equity Research for Banc of America Securities in New York from 2000 until 2003.

Heather Lawrence is manager of Computers, which she has managed since April 2006. Ms. Lawrence joined Fidelity Investments as an analyst in 2001, after receiving an MBA from Columbia Business School. Previously, Ms. Lawrence was an equity research associate with Morgan Stanley Dean Witter Discover & Co. in New York, from 1997 to 1999.

Christopher Lee is co-manager of Electronics, which he has managed since February 2007. He joined Fidelity Investments in 2004, after receiving his MBA from the Sloan School of Management at the Massachusetts Institute of Technology. From 1999 to 2002, Mr. Lee was an Associate in the Technology Group for TA Associates in Boston.

Robert Lee is manager of Consumer Staples, which he has managed since June 2004. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Jane Liou is manager of IT Services, which she has managed since November 2007. Since joining Fidelity Investments in 2004, Ms. Liou has worked as a research analyst. Prior to joining Fidelity, Ms. Liou was an analyst at the private equity firm SPO Partners from 1999 to 2002.

Richard Manuel is manager of Financial Services and Home Finance, which he has managed since February 2007 and June 2006, respectively. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

James McElligot is manager of Natural Gas, which he has managed since November 2005. Mr. McElligot joined Fidelity Investments as an equity research analyst in 2003, after receiving a bachelor of arts degree in economics from Harvard.

Lee Miles is manager of Automotive, which he has managed since June 2006. Prior to joining Fidelity Investments in 2006, Mr. Miles was a vice president and research analyst for Bernstein Investment Research & Management/Alliance Capital in New York. Previously, he was an engagement manager at McKinsey & Company in Stamford, Conn.

Effective through April 30, 2008, Vincent Montemaggiore is manager of Industrial Equipment, which he has managed since March 2007. Mr. Montemaggiore joined Fidelity Investments in 2005 an equity research analyst. Prior to joining Fidelity, Mr. Montemaggiore worked as an investment banking senior analyst for De Guardiola Advisors, Inc. in New York from 2002 until 2003. He joined Putnam Lovell Securities, Inc. in New York in 2000 as an investment banking analyst working with the Financial Services Industry until 2002.

Andrew Oh is manager of Pharmaceuticals, which he has managed since July 2006. He joined Fidelity Investments in 2006 as an equity research analyst. Prior to Fidelity, Mr. Oh was director and senior pharmaceuticals analyst for Leernik Swann & Company in New York. From 2001 to 2004, he was senior equity research associate following the U.S. large cap pharmaceuticals sector for JPMorgan Chase in New York.

Ramona Persaud is manager of Banking, which she has managed since February 2006. Ms. Persaud joined Fidelity Investments as a research analyst in 2003, after receiving and MBA from The Wharton School. Previously, Ms. Persaud was with Goldman Sachs from 1999 to 2001.

Matthew Sabel is manager of Health Care and Medical Delivery, which he has managed since August 2006 and January 2005, respectively. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

Prospectus

Fund Services - continued

Kristina Salen is manager of Multimedia, which she has managed since September 2006. Ms. Salen joined Fidelity Investments in 2006 as a research analyst. Previously, Ms. Salen was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.

Effective through April 30, 2008, John Sheehy is co-manager of Paper and Forest Products, which he has managed since March 2008. Effective May 1, 2008, John Sheehy is manager of Paper and Forest Products. Mr. Sheehy joined Fidelity Investments as an equity research analyst in 2007 after receiving an MBA from the Stern School of Business at NYU. From 1998 until 2005, he was an audit manager covering consumer products and manufacturing for Deloitte LLP in New York.

Matthew Schuldt is manager of Chemicals, which he has managed since January 2008. Since joining Fidelity Investments in 2006, Mr. Schuldt has worked as an equity analyst. Prior to joining Fidelity, Mr. Schuldt was co-founder and president of Go4College.com from 2001 until 2006.

Douglas Simmons is manager of Utilities Growth, which he has managed since February 2004 and October 2006, respectively. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Mayank Tandon is manager of Software & Computer Services, which he has managed since January 2007. Since joining Fidelity Investments in 2006, Mr. Tandon has worked as a research analyst. Prior to joining Fidelity Investments, he worked as a research analyst for Janney Montgomery Scott LLC from 1998 until 2006.

Tobias W. Welo is manager of Industrials and Materials, which he has managed since January 2007 and January 2008, respectively. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity Investments, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

S. Joseph Wickwire II is manager of Gold, which he has managed since August 2007. He also manages another Fidelity fund. Prior to joining Fidelity Investments in 2007, Mr. Wickwire spent 20 years at Evergreen Investments in Boston. During his time at Evergreen, he worked as an analyst and a portfolio manager.

Effective May 1, 2008, Brian Wilhelm is manager of Insurance. Prior to joining Fidelity Investments in 2006, Mr. Wilhelm spent 10 years at Dowling & Partners, starting as an analyst and leaving the firm as a partner. Since joining Fidelity, Mr. Wilhelm has worked as a research analyst and portfolio manager.

Edward Yoon is manager of Medical Equipment and Systems, which he has managed since May 2006. Mr. Yoon joined Fidelity Investments in July 2006 as a research analyst. Prior to joining Fidelity, he worked for JPMorgan Asset Management as an analyst and co-fund manager from 2002 until 2006.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by each portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For February 2008, the group fee rate was 0.26%. The individual fund fee rate is 0.30%.

The Subsidiary has entered into a separate contract with FMR for the management of its portfolio pursuant to which the Subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. FMR has contractually agreed to waive Gold's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract with the Subsidiary is in place

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended February 29, 2008, for each fund is shown in the following table.

Total Management Fee

Air Transportation	0.56%
Automotive	0.55%A
Banking	0.56%
Biotechnology	0.56%
Brokerage and Investment Management	0.56%
Chemicals	0.56%
Communications Equipment	0.56%
Computers	0.56%
Construction and Housing	0.56%
Consumer Discretionary	0.56%
Consumer Staples	0.56%
Defense and Aerospace	0.56%
Electronics	0.56%
Energy	0.56%
Energy Service	0.56%
Environmental	0.56%
Financial Services	0.56%
Gold	0.56%
Health Care	0.56%
Home Finance	0.56%
Industrial Equipment	0.56%
Industrials	0.56%
Insurance	0.56%
IT Services	0.56%
Leisure	0.56%
Materials	0.56%
Medical Delivery	0.56%
Medical Equipment and Systems	0.56%
Multimedia	0.56%
Natural Gas	0.56%
Natural Resources	0.56%
Networking and Infrastructure	0.56%
Paper and Forest Products	0.56%
Pharmaceuticals	0.56%
Retailing	0.56%
Software and Computer Services	0.56%
Technology	0.56%
Telecommunications	0.56%
Transportation	0.56%
Utilities Growth	0.56%
Wireless	0.56%

A After reimbursement.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's semiannual report for the fiscal period ended August 31, 2007.

FMR may, from time to time, agree to reimburse a fund, or a class of shares of a multiple class fund, as applicable, for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund or class, as applicable, if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a fund's or class's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

FDC distributes each fund's shares.

Intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of shares of the fund. These payments are described in more detail on the following pages and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's or class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand the financial history of each fund's shares for the past 5 years. Certain information reflects financial results for a single share of a fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Air Transportation

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 50.74	$ 43.14	$ 33.46	$ 30.04	$ 19.58
Income from Investment Operations
Net investment income (loss) C	(.04) F	(.06)	(.04)	.07	(.13)
Net realized and unrealized gain (loss)	(7.61)	8.48	10.44	3.73	10.55
Total from investment operations	(7.65)	8.42	10.40	3.80	10.42
Distributions from net investment income	-	-	(.01)	(.06)	-
Distributions from net realized gain	(5.63)	(.86)	(.75)	(.36)	-
Total distributions	(5.63)	(.86)	(.76)	(.42)	-
Redemption fees added to paid in capital C	.01	.04	.04	.04	.04
Net asset value, end of period	$ 37.47	$ 50.74	$ 43.14	$ 33.46	$ 30.04
Total Return A, B	(16.72)%	19.81%	31.40%	12.92%	53.42%
Ratios to Average Net Assets D, G
Expenses before reductions	1.01%	1.00%	1.16%	1.23%	1.49%
Expenses net of fee waivers, if any	1.01%	1.00%	1.16%	1.23%	1.49%
Expenses net of all reductions	1.01%	.99%	1.11%	1.21%	1.42%
Net investment income (loss)	(.08)% F	(.12)%	(.11)%	.22%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,943	$ 147,302	$ 117,641	$ 35,292	$ 34,724
Portfolio turnover rate E	47%	165%	93%	71%	140%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

Prospectus

Automotive

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.24	$ 34.35	$ 34.10	$ 32.36	$ 21.27
Income from Investment Operations
Net investment income (loss) C	.18	.06	.06	(.11)	(.22)
Net realized and unrealized gain (loss)	(4.98)	5.85	.21	1.81	11.29
Total from investment operations	(4.80)	5.91	.27	1.70	11.07
Distributions from net investment income	(.13)	(.06)	(.07)	-	-
Distributions from net realized gain	(1.11)	-	-	-	-
Total distributions	(1.24)	(.06)	(.07)	-	-
Redemption fees added to paid in capital C	.03	.04	.05	.04	.02
Net asset value, end of period	$ 34.23	$ 40.24	$ 34.35	$ 34.10	$ 32.36
Total Return A,B	(12.11)%	17.33%	.94%	5.38%	52.14%
Ratios to Average Net Assets D,F
Expenses before reductions	1.19%	1.58%	1.59%	1.64%	1.78%
Expenses net of fee waivers, if any	1.15%	1.22%	1.25%	1.58%	1.78%
Expenses net of all reductions	1.15%	1.21%	1.19%	1.56%	1.77%
Net investment income (loss)	.44%	.16%	.17%	(.34)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,823	$ 47,708	$ 15,361	$ 16,954	$ 21,438
Portfolio turnover rate E	258%	256%	206%	188%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

Banking

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 33.52	$ 36.71	$ 37.98	$ 40.80	$ 29.86
Income from Investment Operations
Net investment income (loss) C	.81	.78	.76	.67	.52
Net realized and unrealized gain (loss)	(9.57)	2.12	1.82	.54	11.36
Total from investment operations	(8.76)	2.90	2.58	1.21	11.88
Distributions from net investment income	(.64)	(.71)	(.62)	(.57)	(.48)
Distributions from net realized gain	(1.88)	(5.39)	(3.23)	(3.46)	(.46)
Total distributions	(2.52)	(6.10)	(3.85)	(4.03)	(.94)
Redemption fees added to paid in capital C	- H	.01	-H	-H	-H
Net asset value, end of period	$ 22.24	$ 33.52	$ 36.71	$ 37.98	$ 40.80
Total Return A, B	(27.30)%	8.23%	7.22%	2.68%	40.08%
Ratios to Average Net Assets D, F
Expenses before reductions	.91%	.93%	.94%	.95%	1.08%
Expenses net of fee waivers, if any	.91%	.93%	.94%	.95%	1.08%
Expenses net of all reductions	.90%	.91%	.92%	.94%	1.07%
Net investment income (loss)	2.75%	2.15%	2.04%	1.70%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,767	$ 349,271	$ 367,009	$ 475,509	$ 489,376
Portfolio turnover rate E	86%	112%	70%	51%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Biotechnology

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 63.89	$ 68.06	$ 49.04	$ 55.39	$ 38.42
Income from Investment Operations
Net investment income (loss) C	(.53)	(.47)	(.48)	(.52)	(.43)
Net realized and unrealized gain (loss)	(.77)	(3.71)	19.49	(5.84)	17.39
Total from investment operations	(1.30)	(4.18)	19.01	(6.36)	16.96
Redemption fees added to paid in capital C	- H	.01	.01	.01	.01
Net asset value, end of period	$ 62.59	$ 63.89	$ 68.06	$ 49.04	$ 55.39
Total Return A,B	(2.03)%	(6.13)%	38.78%	(11.46)%	44.17%
Ratios to Average Net Assets D,F
Expenses before reductions	.89%	.93%	.97%	.99%	1.17%
Expenses net of fee waivers, if any	.89%	.93%	.97%	.99%	1.17%
Expenses net of all reductions	.89%	.92%	.93%	.98%	1.15%
Net investment income (loss)	(.79)%	(.75)%	(.83)%	(.94)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,088,003	$ 1,369,309	$ 1,811,492	$ 1,487,400	$ 1,948,574
Portfolio turnover rate E	143%	70%	63%	19%	50%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

Brokerage and Investment Management

Years ended February 28,

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 73.69	$ 76.12	$ 54.95	$ 54.13	$ 33.22
Income from Investment Operations
Net investment income (loss) C	1.01 F	.61	.98 G	.20	.17
Net realized and unrealized gain (loss)	(8.50)	6.18	23.81	.85	20.88
Total from investment operations	(7.49)	6.79	24.79	1.05	21.05
Distributions from net investment income	(.87)	(.59)	(.19)	(.24)	(.16)
Distributions from net realized gain	(5.78)	(8.65)	(3.45)	-	-
Total distributions	(6.65)	(9.24)	(3.64)	(.24)	(.16)
Redemption fees added to paid in capitalC	.01	.02	.02	.01	.02
Net asset value, end of period	$ 59.56	$ 73.69	$ 76.12	$ 54.95	$ 54.13
Total Return A, B	(11.16)%	9.27%	45.77%	1.96%	63.56%
Ratios to Average Net Assets D, H
Expenses before reductions	.88%	.90%	.95%	.98%	1.12%
Expenses net of fee waivers, if any	.88%	.90%	.95%	.98%	1.12%
Expenses net of all reductions	.87%	.89%	.89%	.94%	1.10%
Net investment income (loss)	1.41% F	.82%	1.51% G	.40%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 699,205	$ 1,252,565	$ 1,246,298	$ 415,237	$ 460,574
Portfolio turnover rate E	84%	124%	112%	98%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

G Investment income per share reflects special dividend which amounted to $.58 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

Prospectus

Chemicals

Years ended February 28,

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 70.60	$ 69.50	$ 71.52	$ 51.75	$ 36.79
Income from Investment Operations
Net investment income (loss) C	.85	.82 F	.52	.45 G	.46
Net realized and unrealized gain (loss)	12.80	11.08	(.33)	19.83	14.82
Total from investment operations	13.65	11.90	.19	20.28	15.28
Distributions from net investment income	(.49)	(.87)	(.52)	(.18)	(.37)
Distributions from net realized gain	(2.46)	(9.96)	(1.72)	(.38)	-
Total distributions	(2.95)	(10.83)	(2.24)	(.56)	(.37)
Redemption fees added to paid in capital C	.01	.03	.03	.05	.05
Net asset value, end of period	$ 81.31	$ 70.60	$ 69.50	$ 71.52	$ 51.75
Total Return A, B	19.40%	18.51%	.51%	39.38%	41.73%
Ratios to Average Net Assets D, H
Expenses before reductions	.93%	1.06%	1.04%	1.08%	1.48%
Expenses net of fee waivers, if any	.93%	1.06%	1.04%	1.08%	1.48%
Expenses net of all reductions	.93%	1.06%	.99%	1.04%	1.43%
Net investment income (loss)	1.08%	1.19% F	.78%	.73% G	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 320,835	$ 119,675	$ 114,729	$ 237,144	$ 50,502
Portfolio turnover rate E	65%	90%	141%	73%	107%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 28, 2005, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2004 have been reduced by $.07 per share and .12%, respectively. The change in estimate has no impact on total net assets or total return of the class.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

Communications Equipment

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 20.64	$ 21.67	$ 17.67	$ 20.25	$ 10.03
Income from Investment Operations
Net investment income (loss) C	(.12)	(.13)	(.09)	(.11)	(.13)
Net realized and unrealized gain (loss)	(1.02)	(.90)	4.09	(2.48)	10.34
Total from investment operations	(1.14)	(1.03)	4.00	(2.59)	10.21
Redemption fees added to paid in capital C	- H	- H	- H	.01	.01
Net asset value, end of period	$ 19.50	$ 20.64	$ 21.67	$ 17.67	$ 20.25
Total Return A,B	(5.52)%	(4.75)%	22.64%	(12.74)%	101.89%
Ratios to Average Net Assets D,F
Expenses before reductions	.93%	1.01%	1.06%	1.07%	1.37%
Expenses net of fee waivers, if any	.93%	1.01%	1.06%	1.07%	1.37%
Expenses net of all reductions	.93%	1.00%	.94%	.89%	1.23%
Net investment income (loss)	(.55)%	(.63)%	(.48)%	(.64)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 241,213	$ 321,967	$ 480,127	$ 511,210	$ 940,061
Portfolio turnover rate E	39%	122%	167%	226%	205%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Computers

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 39.29	$ 37.55	$ 34.65	$ 37.50	$ 22.36
Income from Investment Operations
Net investment income (loss) C	(.12)	(.10)	(.20)	(.21) F	(.27)
Net realized and unrealized gain (loss)	1.09	1.83	3.10	(2.64)	15.40
Total from investment operations	.97	1.73	2.90	(2.85)	15.13
Redemption fees added to paid in capital C	- I	.01	- I	- I	.01
Net asset value, end of period	$ 40.26	$ 39.29	$ 37.55	$ 34.65	$ 37.50
Total Return A,B	2.47%	4.63%	8.37%	(7.60)%	67.71%
Ratios to Average Net Assets D,G
Expenses before reductions	.92%	1.02%	1.04%	1.05%	1.23%
Expenses net of fee waivers, if any	.92%	1.02%	1.04%	1.05%	1.23%
Expenses net of all reductions	.91%	1.00%	.98%	.98%	1.16%
Net investment income (loss)	(.26)%	(.28)%	(.56)%	(.63)% F	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 437,251	$ 460,532	$ 531,707	$ 667,801	$ 999,708
Portfolio turnover rate E	234%	214%	112%	100%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Construction and Housing

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.98	$ 49.42	$ 45.82	$ 36.04	$ 22.55
Income from Investment Operations
Net investment income (loss) C	.26	.19	- I	.02	(.05) F
Net realized and unrealized gain (loss)	(8.49)	2.28	3.99	10.78	13.52
Total from investment operations	(8.23)	2.47	3.99	10.80	13.47
Distributions from net investment income	(.16)	(.05)	(.01)	-	-
Distributions from net realized gain	(4.41)	(5.87)	(.42)	(1.06)	-
Total distributions	(4.57)	(5.92)	(.43)	(1.06)	-
Redemption fees added to paid in capital C	.01	.01	.04	.04	.02
Net asset value, end of period	$ 33.19	$ 45.98	$ 49.42	$ 45.82	$ 36.04
Total Return A,B	(18.11)%	5.41%	8.98%	30.28%	59.82%
Ratios to Average Net Assets D,G
Expenses before reductions	.98%	1.02%	1.05%	1.09%	1.37%
Expenses net of fee waivers, if any	.98%	1.02%	1.05%	1.09%	1.37%
Expenses net of all reductions	.97%	1.02%	1.01%	1.08%	1.35%
Net investment income (loss)	.63%	.41%	-%	.04%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,685	$ 163,981	$ 244,403	$ 239,205	$ 97,338
Portfolio turnover rate E	102%	54%	154%	119%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Prospectus

Consumer Discretionary

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.85	$ 25.74	$ 24.23	$ 24.21	$ 18.39
Income from Investment Operations
Net investment income (loss) C	.01	.11 F	(.03)	(.07)	(.09)
Net realized and unrealized gain (loss)	(3.95)	3.15	1.80	1.05	6.28
Total from investment operations	(3.94)	3.26	1.77	.98	6.19
Distributions from net investment income	(.06)	-	-	-	-
Distributions from net realized gain	(3.15)	(2.16)	(.26)	(.97)	(.38)
Total distributions	(3.21)	(2.16)	(.26)	(.97)	(.38)
Redemption fees added to paid in capital C	- I	.01	- I	.01	.01
Net asset value, end of period	$ 19.70	$ 26.85	$ 25.74	$ 24.23	$ 24.21
Total Return A,B	(16.15)%	12.99%	7.31%	4.18%	33.82%
Ratios to Average Net Assets D,G
Expenses before reductions	1.12%	1.14%	1.15%	1.23%	1.59%
Expenses net of fee waivers, if any	1.12%	1.14%	1.15%	1.22%	1.59%
Expenses net of all reductions	1.12%	1.13%	1.13%	1.19%	1.54%
Net investment income (loss)	.03%	.43% F	(.11)%	(.31)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,297	$ 40,249	$ 49,682	$ 39,748	$ 35,573
Portfolio turnover rate E	108%	244%	71%	112%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Consumer Staples

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71
Income from Investment Operations
Net investment income (loss) C	.71	.56	.50	.29	.22
Net realized and unrealized gain (loss)	7.30	8.88	3.25	4.90	10.80
Total from investment operations	8.01	9.44	3.75	5.19	11.02
Distributions from net investment income	(.46)	(.32)	(.44)	(.29)	(.24)
Distributions from net realized gain	(2.44)	(3.18)	(2.56)	-	-
Total distributions	(2.90)	(3.50)	(3.00)	(.29)	(.24)
Redemption fees added to paid in capital C	.01	.01	.01	.02	.01
Net asset value, end of period	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50
Total Return A,B	13.72%	18.43%	7.50%	11.24%	30.94%
Ratios to Average Net Assets D,F
Expenses before reductions	.91%	1.01%	1.04%	1.06%	1.27%
Expenses net of fee waivers, if any	.90%	.99%	1.04%	1.06%	1.27%
Expenses net of all reductions	.90%	.98%	1.03%	1.05%	1.25%
Net investment income (loss)	1.12%	.99%	.97%	.61%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 655,224	$ 374,930	$ 125,007	$ 139,328	$ 104,436
Portfolio turnover rate E	71%	99%	75%	86%	62%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

Prospectus

Appendix - continued

Defense and Aerospace

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 84.46	$ 78.91	$ 67.18	$ 55.07	$ 36.30
Income from Investment Operations
Net investment income (loss) C	.24	.08	.13	.25	(.09)
Net realized and unrealized gain (loss)	2.46	12.07	15.04	12.28	18.85
Total from investment operations	2.70	12.15	15.17	12.53	18.76
Distributions from net investment income	(.14)	(.05)	(.11)	(.19)	-
Distributions from net realized gain	(7.10)	(6.56)	(3.34)	(.25)	-
Total distributions	(7.24)	(6.61)	(3.45)	(.44)	-
Redemption fees added to paid in capital C	.01	.01	.01	.02	.01
Net asset value, end of period	$ 79.93	$ 84.46	$ 78.91	$ 67.18	$ 55.07
Total Return A,B	2.80%	15.90%	23.02%	22.82%	51.71%
Ratios to Average Net Assets D,F
Expenses before reductions	.87%	.92%	.97%	1.02%	1.28%
Expenses net of fee waivers, if any	.87%	.92%	.97%	1.02%	1.28%
Expenses net of all reductions	.87%	.92%	.95%	1.00%	1.24%
Net investment income (loss)	.27%	.10%	.19%	.41%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,207,867	$ 1,203,294	$ 902,049	$ 583,116	$ 321,915
Portfolio turnover rate E	57%	82%	50%	38%	47%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

Electronics

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.14	$ 46.60	$ 38.93	$ 43.67	$ 24.90
Income from Investment Operations
Net investment income (loss) C	.17	.05	(.07)	(.17)	(.25)
Net realized and unrealized gain (loss)	(8.85)	(.48)	7.73	(4.58)	19.01
Total from investment operations	(8.68)	(.43)	7.66	(4.75)	18.76
Distributions from net investment income	(.17)	(.03)	-	-	-
Distributions from net realized gain	(.12)	-	-	-	-
Total distributions	(.29)	(.03)	-	-	-
Redemption fees added to paid in capital C	- H	- H	.01	.01	.01
Net asset value, end of period	$ 37.17	$ 46.14	$ 46.60	$ 38.93	$ 43.67
Total Return A,B	(18.95)%	(.92)%	19.70%	(10.85)%	75.38%
Ratios to Average Net Assets D,F
Expenses before reductions	.87%	.91%	.95%	.96%	1.08%
Expenses net of fee waivers, if any	.87%	.91%	.95%	.96%	1.08%
Expenses net of all reductions	.86%	.89%	.88%	.89%	1.06%
Net investment income (loss)	.36%	.11%	(.17)%	(.45)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,201,825	$ 1,944,223	$ 2,840,570	$ 2,797,324	$ 4,110,073
Portfolio turnover rate E	87%	97%	80%	119%	50%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

Prospectus

Energy

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 48.80	$ 49.20	$ 38.71	$ 26.52	$ 20.63
Income from Investment Operations
Net investment income (loss) C	.01	.18	.12	.19	.13
Net realized and unrealized gain (loss)	19.61	4.13	12.87	12.43	5.89
Total from investment operations	19.62	4.31	12.99	12.62	6.02
Distributions from net investment income	(.05)	(.10)	(.09)	(.17)	(.14)
Distributions from net realized gain	(3.90)	(4.62)	(2.44)	(.28)	-
Total distributions	(3.95)	(4.72)	(2.53)	(.45)	(.14)
Redemption fees added to paid in capital C	.01	.01	.03	.02	.01
Net asset value, end of period	$ 64.48	$ 48.80	$ 49.20	$ 38.71	$ 26.52
Total Return A, B	40.72%	8.57%	34.39%	48.07%	29.34%
Ratios to Average Net Assets D, F
Expenses before reductions	.84%	.89%	.94%	.97%	1.18%
Expenses net of fee waivers, if any	.84%	.89%	.94%	.97%	1.18%
Expenses net of all reductions	.84%	.89%	.89%	.93%	1.17%
Net investment income (loss)	.02%	.36%	.27%	.62%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,155,852	$ 2,145,397	$ 2,547,799	$ 1,148,860	$ 286,847
Portfolio turnover rate E	55%	102%	128%	91%	33%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

Energy Service

Years ended February 28,

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 66.82	$ 68.03	$ 49.44	$ 35.65	$ 29.73
Income from Investment Operations
Net investment income (loss) C	(.21)	(.21) F	(.12) G	(.20)	(.24)
Net realized and unrealized gain (loss)	28.45	3.07	18.64	13.95	6.14
Total from investment operations	28.24	2.86	18.52	13.75	5.90
Distributions from net realized gain	(2.46)	(4.15)	-	-	-
Redemption fees added to paid in capital C	.02	.08	.07	.04	.02
Net asset value, end of period	$ 92.62	$ 66.82	$ 68.03	$ 49.44	$ 35.65
Total Return A, B	42.91%	3.92%	37.60%	38.68%	19.91%
Ratios to Average Net AssetsD, H
Expenses before reductions	.83%	.88%	.94%	.98%	1.14%
Expenses net of fee waivers, if any	.83%	.88%	.94%	.98%	1.14%
Expenses net of all reductions	.83%	.88%	.91%	.96%	1.13%
Net investment income (loss)	(.23)%	(.30)%F	(.21)%G	(.53)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,256,105	$ 1,221,404	$ 1,734,076	$ 896,252	$ 463,384
Portfolio turnover rate E	64%	92%	58%	34%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

Prospectus

Appendix - continued

Environmental

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 17.21	$ 17.35	$ 13.80	$ 13.29	$ 9.71
Income from Investment Operations
Net investment income (loss) C	.04	(.02)	(.02)	(.14)	(.25)
Net realized and unrealized gain (loss)	.53	(.14)	3.55	.64	3.83
Total from investment operations	.57	(.16)	3.53	.50	3.58
Distributions from net investment income	(.07)	-	-	-	-
Redemption fees added to paid in capital C	- H	.02	.02	.01	- H
Net asset value, end of period	$ 17.71	$ 17.21	$ 17.35	$ 13.80	$ 13.29
Total Return A,B	3.27%	(.81)%	25.72%	3.84%	36.87%
Ratios to Average Net Assets D,F
Expenses before reductions	1.08%	1.11%	1.40%	1.87%	2.57%
Expenses net of fee waivers, if any	1.08%	1.11%	1.25%	1.83%	2.50%
Expenses net of all reductions	1.07%	1.09%	1.16%	1.74%	2.50%
Net investment income (loss)	.22%	(.12)%	(.14)%	(1.06)%	(2.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,510	$ 46,377	$ 55,397	$ 12,005	$ 12,269
Portfolio turnover rate E	76%	224%	166%	220%	90%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

Financial Services

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 117.33	$ 120.01	$ 114.70	$ 121.09	$ 84.14
Income from Investment Operations
Net investment income (loss) C	1.73	1.56	1.41	1.11	.96
Net realized and unrealized gain (loss)	(27.77)	10.14	13.73	2.75	36.92
Total from investment operations	(26.04)	11.70	15.14	3.86	37.88
Distributions from net investment income	(1.45)	(1.29)	(1.34)	(.89)	(.94)
Distributions from net realized gain	(5.54)	(13.10)	(8.50)	(9.37)	-
Total distributions	(6.99)	(14.39)	(9.84)	(10.26)	(.94)
Redemption fees added to paid in capital C	.01	.01	.01	.01	.01
Net asset value, end of period	$ 84.31	$ 117.33	$ 120.01	$ 114.70	$ 121.09
Total Return A,B	(23.05)%	10.14%	14.51%	3.29%	45.17%
Ratios to Average Net Assets D, F
Expenses before reductions	.90%	.93%	.97%	.97%	1.09%
Expenses net of fee waivers, if any	.90%	.93%	.97%	.97%	1.09%
Expenses net of all reductions	.89%	.92%	.95%	.94%	1.07%
Net investment income (loss)	1.57%	1.31%	1.26%	.96%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,468	$ 541,576	$ 490,239	$ 487,073	$ 555,577
Portfolio turnover rate E	53%	55%	47%	101%	51%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B otal returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

Prospectus

Gold

Years ended February 28,

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73
Income from Investment Operations
Net investment income (loss) C	(.02)	.22 F	.04	.02 G	(.01)
Net realized and unrealized gain (loss)	15.05	5.49	12.21	.18	5.85
Total from investment operations	15.03	5.71	12.25	.20	5.84
Distributions from net investment income	(.18)	(.02)	(.02)	-	(1.42)
Distributions from net realized gain	(5.03)	(5.10)	(3.84)	-	-
Total distributions	(5.21)	(5.12)	(3.86)	-	(1.42)
Redemption fees added to paid in capital C	.01	.04	.06	.05	.06
Net asset value, end of period	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21
Total Return A, B	45.10%	16.19%	48.84%	.92%	26.79%
Ratios to Average Net Assets D, H
Expenses before reductions	.85%	.90%	.97%	1.00%	1.12%
Expenses net of fee waivers, if any	.85%	.90%	.97%	1.00%	1.12%
Expenses net of all reductions	.81%	.87%	.82%	.89%	1.04%
Net investment income (loss)	(.05)%	.62% F	.13%	.07% G	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,381,114	$ 1,473,400	$ 1,325,665	$ 705,216	$ 735,744
Portfolio turnover rate E	55%	85%	108%	79%	41%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

Health Care

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 126.78	$ 139.09	$ 127.07	$ 123.36	$ 99.56
Income from Investment Operations
Net investment income (loss) C	.39F	.39	(.17)	.14	.13
Net realized and unrealized gain (loss)	1.63	4.49	25.97	3.69	23.84
Total from investment operations	2.02	4.88	25.80	3.83	23.97
Distributions from net investment income	(.39)	(.20)	(.04)	(.13)	(.18)
Distributions from net realized gain	(14.17)	(16.99)	(13.75)	-	-
Total distributions	(14.56)	(17.19)	(13.79)	(.13)	(.18)
Redemption fees added to paid in capital C	- I	- I	.01	.01	.01
Net asset value, end of period	$ 114.24	$ 126.78	$ 139.09	$ 127.07	$ 123.36
Total Return A,B	.72%	4.13%	20.42%	3.12%	24.11%
Ratios to Average Net Assets D,G
Expenses before reductions	.85%	.88%	.91%	.93%	1.02%
Expenses net of fee waivers, if any	.85%	.88%	.91%	.93%	1.02%
Expenses net of all reductions	.84%	.87%	.87%	.92%	.99%
Net investment income (loss)	.30%F	.31%	(.12)%	.11%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,948,147	$ 2,073,783	$ 2,380,323	$ 1,906,252	$ 2,035,782
Portfolio turnover rate E	120%	91%	120%	32%	104%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Home Finance

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 48.40	$ 51.83	$ 59.12	$ 68.76	$ 47.60
Income from Investment Operations
Net investment income (loss) C	.86	.81	1.32 F	.54	.61
Net realized and unrealized gain (loss)	(20.77)	3.01	(.77)	(.54)	22.67
Total from investment operations	(19.91)	3.82	.55	-	23.28
Distributions from net investment income	(.80)	(.80)	(.99)	(.56)	(.41)
Distributions from net realized gain	(1.86)	(6.45)	(6.85)	(9.09)	(1.72)
Total distributions	(2.66)	(7.25)	(7.84)	(9.65)	(2.13)
Redemption fees added to paid in capital C	- I	- I	- I	.01	.01
Net asset value, end of period	$ 25.83	$ 48.40	$ 51.83	$ 59.12	$ 68.76
Total Return A, B	(42.37)%	7.10%	.99%	(.46)%	49.39%
Ratios to Average Net Assets D, G
Expenses before reductions	.93%	.93%	.97%	.97%	1.11%
Expenses net of fee waivers, if any	.93%	.93%	.97%	.97%	1.11%
Expenses net of all reductions	.92%	.93%	.94%	.96%	1.10%
Net investment income (loss)	2.21%	1.55%	2.36% F	.83%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,202	$ 256,873	$ 292,124	$ 396,088	$ 449,060
Portfolio turnover rate E	36%	52%	76%	37%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.54 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Industrial Equipment

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 31.50	$ 29.15	$ 26.85	$ 24.60	$ 16.00
Income from Investment Operations
Net investment income (loss) C	.28	.18	.07	(.04)	(.02)
Net realized and unrealized gain (loss)	2.73 F	2.59	4.02	3.26	8.59
Total from investment operations	3.01	2.77	4.09	3.22	8.57
Distributions from net investment income	(.23)	(.10)	(.02)	-	-
Distributions from net realized gain	(1.83)	(.33)	(1.78)	(.98)	-
Total distributions	(2.06)	(.43)	(1.80)	(.98)	-
Redemption fees added to paid in capital C	- I	.01	.01	.01	.03
Net asset value, end of period	$ 32.45	$ 31.50	$ 29.15	$ 26.85	$ 24.60
Total Return A,B	9.25%	9.59%	16.17%	13.37%	53.75%
Ratios to Average Net Assets D,G
Expenses before reductions	.88%	.99%	1.03%	1.07%	1.37%
Expenses net of fee waivers, if any	.88%	.99%	1.03%	1.07%	1.37%
Expenses net of all reductions	.88%	.98%	1.02%	1.06%	1.33%
Net investment income (loss)	.80%	.60%	.27%	(.17)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,045	$ 82,528	$ 74,770	$ 46,305	$ 66,383
Portfolio turnover rate E	92%	104%	40%	51%	95%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Prospectus

Industrials

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 20.70	$ 20.97	$ 19.21	$ 16.22	$ 11.04
Income from Investment Operations
Net investment income (loss) C	.11	.14	.06	.05	.02
Net realized and unrealized gain (loss)	1.40	1.55	3.06	3.99	5.46
Total from investment operations	1.51	1.69	3.12	4.04	5.48
Distributions from net investment income	(.09)	(.08)	(.05)	(.02)	(.01)
Distributions from net realized gain	(1.62)	(1.89)	(1.32)	(1.04)	(.30)
Total distributions	(1.71)	(1.97)	(1.37)	(1.06)	(.31)
Redemption fees added to paid in capital C	- H	.01	.01	.01	.01
Net asset value, end of period	$ 20.50	$ 20.70	$ 20.97	$ 19.21	$ 16.22
Total Return A,B	7.14%	8.34%	17.23%	25.60%	49.87%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.10%	1.12%	1.19%	1.60%
Expenses net of fee waivers, if any	1.00%	1.10%	1.12%	1.19%	1.60%
Expenses net of all reductions	.99%	1.09%	1.07%	1.15%	1.57%
Net investment income (loss)	.49%	.66%	.34%	.27%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,443	$ 76,011	$ 83,680	$ 64,969	$ 36,797
Portfolio turnover rate E	108%	185%	168%	151%	166%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

Insurance

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 69.38	$ 68.72	$ 62.15	$ 59.67	$ 41.06
Income from Investment Operations
Net investment income (loss) C	.45	.44	.70 F	.23	.08
Net realized and unrealized gain (loss)	(10.95)	5.25	7.71	2.92	19.88
Total from investment operations	(10.50)	5.69	8.41	3.15	19.96
Distributions from net investment income	(.30)	(.40)	(.60)	(.10)	(.08)
Distributions from net realized gain	(4.56)	(4.64)	(1.26)	(.59)	(1.29)
Total distributions	(4.86)	(5.04)	(1.86)	(.69)	(1.37)
Redemption fees added to paid in capital C	- I	.01	.02	.02	.02
Net asset value, end of period	$ 54.02	$ 69.38	$ 68.72	$ 62.15	$ 59.67
Total Return A, B	(16.04)%	8.33%	13.68%	5.35%	49.04%
Ratios to Average Net Assets D, G
Expenses before reductions	.93%	.98%	1.03%	1.05%	1.24%
Expenses net of fee waivers, if any	.93%	.98%	1.03%	1.05%	1.24%
Expenses net of all reductions	.93%	.98%	1.02%	1.04%	1.23%
Net investment income (loss)	.65%	.64%	1.08% F	.39%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,063	$ 244,251	$ 208,927	$ 173,377	$ 151,875
Portfolio turnover rate E	60%	58%	44%	50%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

IT Services

Years ended February 28,

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.40	$ 17.43	$ 15.50	$ 14.14	$ 10.20
Income from Investment Operations
Net investment income (loss) C	(.06)	(.07)	(.03) F	(.10) G	(.15)
Net realized and unrealized gain (loss)	(.25)	1.73	2.59	1.70	4.09
Total from investment operations	(.31)	1.66	2.56	1.60	3.94
Distributions from net realized gain	(2.32)	(1.70)	(.63)	(.24)	-
Redemption fees added to paid in capital C	- J	.01	-J	-J	-J
Net asset value, end of period	$ 14.77	$ 17.40	$ 17.43	$ 15.50	$ 14.14
Total Return A,B	(2.94)%	10.11%	17.14%	11.26%	38.63%
Ratios to Average Net Assets D, H
Expenses before reductions	1.06%	1.19%	1.22%	1.24%	1.64%
Expenses net of fee waivers, if any	1.06%	1.16%	1.22%	1.23%	1.64%
Expenses net of all reductions	1.06%	1.15%	1.18%	1.21%	1.63%
Net investment income (loss)	(.32)%	(.42)%	(.17)% F	(.66)% G	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,842	$ 34,104	$ 39,392	$ 37,165	$ 35,068
Portfolio turnover rate E	212%	200%	73%	88%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

Leisure

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 79.61	$ 80.64	$ 75.07	$ 74.40	$ 48.60
Income from Investment Operations
Net investment income (loss) C	.69	.25 F	(.28)	(.20)	(.24)
Net realized and unrealized gain (loss)	(5.73)	10.52	8.83	5.55	26.03
Total from investment operations	(5.04)	10.77	8.55	5.35	25.79
Distributions from net investment income	(.55)	(.12)	-	-	-
Distributions from net realized gain	(4.99)	(11.69)	(2.98)	(4.70)	-
Total distributions	(5.54)	(11.81)	(2.98)	(4.70)	-
Redemption fees added to paid in capital C	- I	.01	- I	.02	.01
Net asset value, end of period	$ 69.03	$ 79.61	$ 80.64	$ 75.07	$ 74.40
Total Return A,B	(7.09)%	13.61%	11.67%	7.43%	53.09%
Ratios to Average Net Assets D,G
Expenses before reductions	.91%	.96%	.99%	1.01%	1.15%
Expenses net of fee waivers, if any	.91%	.96%	.99%	1.01%	1.15%
Expenses net of all reductions	.91%	.94%	.94%	.96%	1.09%
Net investment income (loss)	.86%	.31% F	(.37)%	(.28)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,424	$ 258,340	$ 205,290	$ 206,406	$ 204,354
Portfolio turnover rate E	74%	179%	107%	117%	156%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Prospectus

Materials

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83
Income from Investment Operations
Net investment income (loss) C	.64	.42	.32	.15	.13 F
Net realized and unrealized gain (loss)	8.01	9.36	6.40	5.47	12.07
Total from investment operations	8.65	9.78	6.72	5.62	12.20
Distributions from net investment income	(.36)	(.48)	(.25)	(.12)	(.12)
Distributions from net realized gain	(2.21)	(4.79)	(.93)	(.74)	-
Total distributions	(2.57)	(5.27)	(1.18)	(.86)	(.12)
Redemption fees added to paid in capital C	.01	.06	.03	.03	.08
Net asset value, end of period	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99
Total Return A, B	17.10%	22.29%	17.01%	16.09%	51.73%
Ratios to Average Net Assets D, G
Expenses before reductions	.91%	1.01%	1.05%	1.06%	1.31%
Expenses net of fee waivers, if any	.90%	.98%	1.05%	1.06%	1.31%
Expenses net of all reductions	.89%	.96%	1.01%	1.02%	1.17%
Net investment income (loss)	1.14%	.87%	.78%	.42%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,185	$ 230,147	$ 169,523	$ 144,442	$ 135,131
Portfolio turnover rate E	77%	185%	124%	89%	175%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.07 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

Medical Delivery

Years ended February 28,

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 51.02	$ 54.98	$ 46.80	$ 32.76	$ 22.84
Income from Investment Operations
Net investment income (loss) C	.11 F	(.29)	(.31)	(.28)	(.30)
Net realized and unrealized gain (loss)	(1.69)	1.20 G	11.41	14.28	10.20
Total from investment operations	(1.58)	.91	11.10	14.00	9.90
Distributions from net realized gain	(4.17)	(4.88)	(2.94)	-	-
Redemption fees added to paid in capital C	-J	.01	.02	.04	.02
Net asset value, end of period	$ 45.27	$ 51.02	$ 54.98	$ 46.80	$ 32.76
Total Return A,B	(4.00)%	2.23%	24.54%	42.86%	43.43%
Ratios to Average Net Assets D,H
Expenses before reductions	.92%	.95%	.95%	1.03%	1.30%
Expenses net of fee waivers, if any	.92%	.95%	.95%	1.03%	1.30%
Expenses net of all reductions	.91%	.94%	.91%	.92%	1.24%
Net investment income (loss)	.22% F	(.58)%	(.60)%	(.72)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,497	$ 643,641	$ 1,469,861	$ 706,183	$ 210,255
Portfolio turnover rate E	113%	92%	106%	244%	196%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Medical Equipment and Systems

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.67	$ 24.62	$ 23.70	$ 20.99	$ 15.63
Income from Investment Operations
Net investment income (loss) C	(.05)	(.05)	(.04)	(.06)	(.09)
Net realized and unrealized gain (loss)	2.97	1.35	1.80	2.88	5.97
Total from investment operations	2.92	1.30	1.76	2.82	5.88
Distributions from net realized gain	(2.18)	(2.25)	(.84)	(.11)	(.53)
Redemption fees added to paid in capital C	- H	- H	- H	- H	.01
Net asset value, end of period	$ 24.41	$ 23.67	$ 24.62	$ 23.70	$ 20.99
Total Return A,B	12.57%	5.66%	7.36%	13.49%	37.94%
Ratios to Average Net Assets D,F
Expenses before reductions	.88%	.93%	.96%	1.00%	1.18%
Expenses net of fee waivers, if any	.88%	.93%	.96%	1.00%	1.18%
Expenses net of all reductions	.88%	.92%	.92%	.98%	1.15%
Net investment income (loss)	(.20)%	(.22)%	(.18)%	(.28)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,169,861	$ 796,975	$ 1,115,117	$ 966,579	$ 571,596
Portfolio turnover rate E	129%	71%	99%	28%	33%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

Multimedia

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.31	$ 47.33	$ 43.55	$ 44.83	$ 32.10
Income from Investment Operations
Net investment income (loss) C	.01	(.07)	(.12)	(.18)	(.31)
Net realized and unrealized gain (loss)	(5.79)	6.27	4.70	.19	16.49
Total from investment operations	(5.78)	6.20	4.58	.01	16.18
Distributions from net realized gain	(6.23)	(6.23)	(.80)	(1.30)	(3.47)
Redemption fees added to paid in capital C	- H	.01	- H	.01	.02
Net asset value, end of period	$ 35.30	$ 47.31	$ 47.33	$ 43.55	$ 44.83
Total Return A,B	(13.88)%	13.73%	10.48%	.01%	50.99%
Ratios to Average Net Assets D,F
Expenses before reductions	.99%	1.04%	1.07%	1.07%	1.17%
Expenses net of fee waivers, if any	.99%	1.04%	1.07%	1.07%	1.17%
Expenses net of all reductions	.98%	1.04%	1.04%	1.03%	1.09%
Net investment income (loss)	.01%	(.16)%	(.27)%	(.42)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,141	$ 90,806	$ 80,715	$ 125,615	$ 163,826
Portfolio turnover rate E	68%	179%	48%	88%	208%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

Prospectus

Natural Gas

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 39.61	$ 38.86	$ 34.41	$ 23.00	$ 17.42
Income from Investment Operations
Net investment income (loss) C	(.05)	(.03) F	(.09)	.01	(.09)
Net realized and unrealized gain (loss)	14.53	4.08	8.58	11.83	5.65
Total from investment operations	14.48	4.05	8.49	11.84	5.56
Distributions from net investment income	-	-	-	(.02)	-
Distributions from net realized gain	(4.19)	(3.31)	(4.08)	(.44)	-
Redemption fees added to paid in capital C	.01	.01	.04	.03	.02
Net asset value, end of period	$ 49.91	$ 39.61	$ 38.86	$ 34.41	$ 23.00
Total Return A, B	38.08%	10.43%	26.28%	52.01%	32.03%
Ratios to Average Net Assets D, G
Expenses before reductions	.85%	.90%	.95%	.98%	1.21%
Expenses net of fee waivers, if any	.85%	.90%	.95%	.98%	1.21%
Expenses net of all reductions	.85%	.89%	.88%	.94%	1.14%
Net investment income (loss)	(.10)%	(.09)%F	(.24)%	.02%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,603,270	$ 1,025,589	$ 1,555,579	$ 947,538	$ 224,475
Portfolio turnover rateE	68%	59%	148%	190%	171%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

Natural Resources

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 28.75	$ 25.87	$ 20.07	$ 14.90	$ 11.04
Income from Investment Operations
Net investment income (loss) C	.03	.08	.05	.09	.03
Net realized and unrealized gain (loss)	11.74	3.81	6.72	5.42	3.82
Total from investment operations	11.77	3.89	6.77	5.51	3.85
Distributions from net investment income	(.03)	(.07)	(.04)	(.07)	-
Distributions from net realized gain	(1.50)	(.95)	(.95)	(.28)	-
Total distributions	(1.53)	(1.02)	(.99)	(.35)	-
Redemption fees added to paid in capital C	.01	.01	.02	.01	.01
Net asset value, end of period	$ 39.00	$ 28.75	$ 25.87	$ 20.07	$ 14.90
Total Return A, B	41.62%	15.18%	34.50%	37.51%	34.96%
Ratios to Average Net Assets D, F
Expenses before reductions	.85%	.93%	.99%	1.04%	1.59%
Expenses net of fee waivers, if any	.85%	.93%	.99%	1.04%	1.59%
Expenses net of all reductions	.85%	.92%	.93%	1.00%	1.59%
Net investment income (loss)	.09%	.31%	.21%	.55%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,428,375	$ 958,443	$ 880,840	$ 308,695	$ 76,778
Portfolio turnover rateE	44%	116%	119%	101%	32%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

Prospectus

Appendix - continued

Networking and Infrastructure

Years ended February 28,

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 2.49	$ 2.58	$ 2.14	$ 2.66	$ 1.52
Income from Investment Operations
Net investment income (loss) C	(.02)	(.02)	(.02)	(.02)	(.02)
Net realized and unrealized gain (loss)	(.50)	(.07)	.46	(.50)	1.16
Total from investment operations	(.52)	(.09)	.44	(.52)	1.14
Redemption fees added to paid in capital C,H	-	-	-	-	-
Net asset value, end of period	$ 1.97	$ 2.49	$ 2.58	$ 2.14	$ 2.66
Total Return A,B	(20.88)%	(3.49)%	20.56%	(19.55)%	75.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.09%	1.14%	1.17%	1.43%
Expenses net of fee waivers, if any	1.02%	1.09%	1.14%	1.17%	1.43%
Expenses net of all reductions	1.01%	1.08%	1.02%	1.07%	1.39%
Net investment income (loss)	(.76)%	(.84)%	(.84)%	(.89)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,758	$ 91,129	$ 125,367	$ 109,960	$ 211,468
Portfolio turnover rate E	37%	136%	201%	160%	57%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

Paper and Forest Products

Years ended February 28,

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 34.53	$ 30.63	$ 31.64	$ 31.64	$ 24.07
Income from Investment Operations
Net investment income (loss) C	.92 F	.89 G	.61 H	.14	(.05)
Net realized and unrealized gain (loss)	(6.46)	4.37	(1.53)	(.06)	7.59
Total from investment operations	(5.54)	5.26	(.92)	.08	7.54
Distributions from net investment income	(1.39)	(1.37)	(.13)	(.12)	-
Redemption fees added to paid in capital C	.02	.01	.04	.04	.03
Net asset value, end of period	$ 27.62	$ 34.53	$ 30.63	$ 31.64	$ 31.64
Total Return A, B	(16.45)%	17.70%	(2.77)%	.37%	31.45%
Ratios to Average Net Assets D, I
Expenses before reductions	1.11%	1.25%	1.31%	1.33%	2.01%
Expenses net of fee waivers, if any	1.11%	1.20%	1.25%	1.32%	2.01%
Expenses net of all reductions	1.09%	1.19%	1.21%	1.30%	1.94%
Net investment income (loss)	2.67% F	2.85% G	2.10% H	.45%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,146	$ 56,527	$ 28,716	$ 27,685	$ 28,818
Portfolio turnover rate E	221%	126%	207%	65%	188%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.54 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

G Investment income per share reflects a special dividend which amounted to $.30 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.88%.

H Investment income per share reflects a special dividend which amounted to $.42 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

Prospectus

Pharmaceuticals

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.41	$ 8.64	$ 8.95	$ 7.00
Income from Investment Operations
Net investment income (loss) C	.10	.08	.02	- I	(.01)
Net realized and unrealized gain (loss)	.13 F	.74	1.77	(.31)	1.95
Total from investment operations	.23	.82	1.79	(.31)	1.94
Distributions from net investment income	(.11)	(.04)	(.02)	-	-
Distributions from net realized gain	(.48)	(.31)	-	-	-
Total distributions	(.59)	(.35)	(.02)	-	-
Redemption fees added to paid in capital C	- I	- I	- I	- I	.01
Net asset value, end of period	$ 10.52	$ 10.88	$ 10.41	$ 8.64	$ 8.95
Total Return A,B	1.64%	8.05%	20.68%	(3.46)%	27.86%
Ratios to Average Net Assets D,G
Expenses before reductions	.95%	1.02%	1.11%	1.20%	1.59%
Expenses net of fee waivers, if any	.95%	1.02%	1.11%	1.20%	1.59%
Expenses net of all reductions	.95%	1.01%	1.03%	1.19%	1.57%
Net investment income (loss)	.85%	.73%	.23%	.05%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,330	$ 195,128	$ 142,471	$ 95,502	$ 87,158
Portfolio turnover rate E	119%	204%	207%	42%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Retailing

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 54.98	$ 50.78	$ 50.89	$ 47.39	$ 30.72
Income from Investment Operations
Net investment income (loss) C	(.01)	.30 F	(.10)	(.01)	(.19)
Net realized and unrealized gain (loss)	(10.59)	7.46	6.24	4.00	16.83
Total from investment operations	(10.60)	7.76	6.14	3.99	16.64
Distributions from net investment income	(.22)	-	-	(.01)	-
Distributions from net realized gain	(7.60)	(3.58)	(6.29)	(.50)	-
Total distributions	(7.82)	(3.58)	(6.29)	(.51)	-
Redemption fees added to paid in capital C	.01	.02	.04	.02	.03
Net asset value, end of period	$ 36.57	$ 54.98	$ 50.78	$ 50.89	$ 47.39
Total Return A,B	(21.43)%	15.79%	12.77%	8.47%	54.26%
Ratios to Average Net Assets D,G
Expenses before reductions	1.02%	1.06%	1.06%	1.08%	1.31%
Expenses net of fee waivers, if any	1.02%	1.06%	1.06%	1.08%	1.31%
Expenses net of all reductions	1.02%	1.06%	1.04%	1.03%	1.28%
Net investment income (loss)	(.02)%	.58% F	(.20)%	(.02)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,038	$ 83,843	$ 67,009	$ 105,346	$ 87,086
Portfolio turnover rate E	260%	202%	114%	94%	85%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects special dividends which amounted to $.37 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.13)%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

Prospectus

Appendix - continued

Software and Computer Services

Years ended February 28,

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 65.47	$ 53.94	$ 47.60	$ 51.37	$ 35.48
Income from Investment Operations
Net investment income (loss) C	(.20)	(.21)	(.25)	.53 F	(.24) G
Net realized and unrealized gain (loss)	1.49	11.73	6.58	(3.79)	16.12
Total from investment operations	1.29	11.52	6.33	(3.26)	15.88
Distributions from net investment income	-	-	-	(.51)	-
Redemption fees added to paid in capital C	.01	.01	.01	- J	.01
Net asset value, end of period	$ 66.77	$ 65.47	$ 53.94	$ 47.60	$ 51.37
Total Return A,B	1.99%	21.38%	13.32%	(6.43)%	44.79%
Ratios to Average Net Assets D, H
Expenses before reductions	.86%	.92%	.96%	.98%	1.09%
Expenses net of fee waivers, if any	.86%	.92%	.96%	.98%	1.09%
Expenses net of all reductions	.86%	.91%	.91%	.92%	1.06%
Net investment income (loss)	(.27)%	(.34)%	(.49)%	1.09% F	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 767,777	$ 924,664	$ 563,799	$ 680,988	$ 846,946
Portfolio turnover rate E	38%	139%	59%	94%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.76 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

Technology

Years ended February 28,

2008 H

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 69.84	$ 65.24	$ 57.62	$ 61.94	$ 38.44
Income from Investment Operations
Net investment income (loss) C	(.36)J	(.15)	(.27)	.11 F	(.42)
Net realized and unrealized gain (loss)	(2.84)	4.75	7.88	(4.28)	23.91
Total from investment operations	(3.20)	4.60	7.61	(4.17)	23.49
Distributions from net investment income	-	-	-	(.16)	-
Redemption fees added to paid in capital C	.01	- I	.01	.01	.01
Net asset value, end of period	$ 66.65	$ 69.84	$ 65.24	$ 57.62	$ 61.94
Total Return A,B	(4.57)%	7.05%	13.22%	(6.73)%	61.13%
Ratios to Average Net Assets D, G
Expenses before reductions	.89%	.95%	.99%	1.01%	1.19%
Expenses net of fee waivers, if any	.89%	.95%	.99%	1.01%	1.19%
Expenses net of all reductions	.88%	.95%	.93%	.94%	1.14%
Net investment income (loss)	(.47)%J	(.24)%	(.44)%	.20% F	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,549,499	$ 1,696,389	$ 1,923,316	$ 1,954,017	$ 2,599,172
Portfolio turnover rate E	204%	113%	100%	104%	127%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.48 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

Prospectus

Telecommunications

Years ended February 28,

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62
Income from Investment Operations
Net investment income (loss) C	.43	.61 F	.36	.49 G	.08
Net realized and unrealized gain (loss)	(8.12)	8.85	7.11	(.96)	12.13
Total from investment operations	(7.69)	9.46	7.47	(.47)	12.21
Distributions from net investment income	(.52)	(.53)	(.33)	(.49)	(.05)
Redemption fees added to paid in capital C	- J	.01	- J	- J	.01
Net asset value, end of period	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79
Total Return A, B	(15.30)%	22.69%	21.54%	(1.40)%	51.78%
Ratios to Average Net Assets D, H
Expenses before reductions	.91%	.99%	1.05%	1.09%	1.40%
Expenses net of fee waivers, if any	.90%	.97%	1.05%	1.09%	1.40%
Expenses net of all reductions	.90%	.97%	.96%	1.02%	1.34%
Net investment income (loss)	.79%	1.34% F	.96%	1.44% G	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,565	$ 624,427	$ 402,334	$ 333,642	$ 439,350
Portfolio turnover rate E	134%	162%	148%	56%	98%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

G Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

Transportation

Years ended February 28,

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 53.00	$ 50.22	$ 42.08	$ 32.84	$ 22.80
Income from Investment Operations
Net investment income (loss) C	.19 F	.04	.17	.20 G	(.12)
Net realized and unrealized gain (loss)	(4.66)	3.72 H	8.99	9.24	10.13
Total from investment operations	(4.47)	3.76	9.16	9.44	10.01
Distributions from net investment income	(.07)	(.02)	(.10)	(.11)	-
Distributions from net realized gain	(4.13)	(1.01)	(.96)	(.13)	-
Total distributions	(4.20)	(1.03)	(1.06)	(.24)	-
Redemption fees added to paid in capital C	.01	.05	.04	.04	.03
Net asset value, end of period	$ 44.34	$ 53.00	$ 50.22	$ 42.08	$ 32.84
Total Return A,B	(8.89) %	7.65%	22.24%	28.86%	44.04%
Ratios to Average Net Assets D,I
Expenses before reductions	.99%	1.03%	1.13%	1.17%	1.57%
Expenses net of fee waivers, if any	.99%	1.03%	1.13%	1.17%	1.57%
Expenses net of all reductions	.99%	1.02%	1.11%	1.14%	1.53%
Net investment income (loss)	.36% F	.09%	.40%	.53% G	(.40) %
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,432	$ 105,027	$ 103,927	$ 81,958	$ 37,583
Portfolio turnover rate E	84%	133%	142%	148%	86%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

G Investment income per share reflects a special dividend which amounted to $.09 per share and an in-kind dividend received in a corporate reorganization which amounted to $.08 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .06%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

Prospectus

Appendix - continued

Utilities Growth

Years ended February 28,

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 46.44	$ 40.04	$ 33.94	$ 24.44
Income from Investment Operations
Net investment income (loss) C	.84	1.00	.73	.76 F, G	.43
Net realized and unrealized gain (loss)	(.82)	11.45	6.59	5.95	9.46
Total from investment operations	.02	12.45	7.32	6.71	9.89
Distributions from net investment income	(1.21)	(.64)	(.93)	(.62)	(.40)
Redemption fees added to paid in capital C	.01	.02	.01	.01	.01
Net asset value, end of period	$ 57.09	$ 58.27	$ 46.44	$ 40.04	$ 33.94
Total Return A, B	(.22)%	26.95%	18.48%	19.90%	40.71%
Ratios to Average Net Assets D, H
Expenses before reductions	.88%	.93%	.97%	1.02%	1.23%
Expenses net of fee waivers, if any	.88%	.93%	.97%	1.02%	1.23%
Expenses net of all reductions	.87%	.93%	.92%	.99%	1.19%
Net investment income (loss)	1.35%	1.93%	1.71%	2.06% F, G	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 606,083	$ 795,683	$ 298,371	$ 324,732	$ 207,044
Portfolio turnover rate E	121%	107%	101%	51%	76%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.22 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $0.02 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

Wireless

Years ended February 28,

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 7.13	$ 7.20	$ 5.69	$ 4.85	$ 2.42
Income from Investment Operations
Net investment income (loss) C	.03 F	.05 G	- K	(.01)	(.03)
Net realized and unrealized gain (loss)	.36H	.32	1.51	.85	2.46
Total from investment operations	.39	.37	1.51	.84	2.43
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	(.26)	(.44)	-	-	-
Total distributions	(.29)	(.44)	-	-	-
Redemption fees added to paid in capital C, K	-	-	-	-	-
Net asset value, end of period	$ 7.23	$ 7.13	$ 7.20	$ 5.69	$ 4.85
Total Return A, B	4.71%	5.16%	26.54%	17.32%	100.41%
Ratios to Average Net Assets D, I
Expenses before reductions	.91%	.97%	1.00%	1.04%	1.55%
Expenses net of fee waivers, if any	.91%	.97%	1.00%	1.04%	1.55%
Expenses net of all reductions	.91%	.96%	.89%	.97%	1.43%
Net investment income (loss)	.32% F	.69% G	.04%	(.27)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 434,916	$ 278,371	$ 502,702	$ 372,705	$ 283,040
Portfolio turnover rate E	191%	124%	162%	96%	79%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .19%.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .30%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

K Amount represents less than $.01 per share.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03114

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Select Portfolios, Fidelity Investments & (Pyramid) Design, FAST, and Directed Dividends are registered trademarks of FMR LLC.

Portfolio Advisory Services is service mark of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.701898.112 SEL-pro-0408

Networking and Infrastructure Portfolio
Communications Equipment Portfolio

(Funds of Fidelity Select Portfolios)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

March 23, 2009

This Statement of Additional Information (SAI), relates to the proposed acquisition of Networking and Infrastructure Portfolio by Communications Equipment Portfolio, funds of Fidelity Select Portfolios. This SAI contains information which may be of interest to shareholders but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Communications Equipment Portfolio will acquire all of the assets of Networking and Infrastructure Portfolio and assume all of Networking and Infrastructure Portfolio's liabilities, in exchange solely for shares of beneficial interest in Communications Equipment Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

  The Prospectus of Communications Equipment Portfolio and Networking and Infrastructure Portfolio dated April 29, 2008, which was previously filed via EDGAR (Accession No. 0000320351-08-000009).
  The Supplement to the Prospectus of Communications Equipment Portfolio and Networking and Infrastructure Portfolio dated January 15, 2009, which was previously filed via EDGAR (Accession No. 0000315700-09-000006).
  The Statement of Additional Information of Communications Equipment Portfolio and Networking and Infrastructure Portfolio dated April 29, 2008, which was previously filed via EDGAR (Accession No. 0000320351-08-000009).
  The Supplement to the Statement of Additional Information of Communications Equipment Portfolio and Networking and Infrastructure Portfolio dated December 8, 2008, which was previously filed via EDGAR (Accession No. 0000722574-08-000252).
  The Financial Statements included in the Annual Report of Communications Equipment Portfolio and Networking and Infrastructure Portfolio for the fiscal year ended February 29, 2008, which were previously filed via EDGAR (Accession No. 0000320351-08-000008).
  The Unaudited Financial Statements included in the Semiannual Report of Communications Equipment Portfolio and Networking and Infrastructure Portfolio for the fiscal period ended August 31, 2008, which were previously filed via EDGAR (Accession No. 0000320351-08-000013).

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

Fidelity Select Portfolios
Merger of Communications Equipment Portfolio (Acquiring Fund) and Networking and Infrastructure Portfolio (Target Fund)
Investments as of August 31, 2008

	Communications Equipment Portfolio			Networking & Infrastructure Portfolio			Consolidated Portfolio

	%	Shares	Value	%	Shares	Value	%	Shares	Value

Common Stocks	96.70%			90.00%			95.50%
Building Products	0.00%			0.40%			0.08%
Asahi Glass Co. Ltd.		-	-		23,000	244,180		23,000	244,180
Communications Equipment	77.40%			49.20%
Communications Equipment	77.40%			49.20%			72.31%
Acme Packet, Inc. (a)		2,500	15,975		700	4,473		3,200	20,448
ADC Telecommunications, Inc. (a)(d)		973,000	9,973,250		173,400	1,777,350		1,146,400	11,750,600
Adtran, Inc.		50,800	1,158,240		11,200	255,360		62,000	1,413,600
ADVA AG Optical Networking (a)(d)		246,763	651,580		108,636	286,854		355,399	938,434
Airvana, Inc. (a)		-	-		43,500	221,415		43,500	221,415
Alcatel-Lucent SA sponsored ADR (a)(d)		904,700	5,591,046		178,400	1,102,512		1,083,100	6,693,558
Arris Group, Inc. (a)		212,156	2,006,996		68,700	649,902		280,856	2,656,898
Aruba Networks, Inc. (a)		4,200	26,418		1,100	6,919		5,300	33,337
AudioCodes Ltd. (a)		445,190	1,847,539		-	-		445,190	1,847,539
Bookham, Inc. (a)		-	-		139,700	236,093		139,700	236,093
Ceragon Networks Ltd. (a)		4,100	36,326		-	-		4,100	36,326
China GrenTech Corp. Ltd. ADR (a)		185,100	708,933		-	-		185,100	708,933
Ciena Corp. (a)		-	-		32,100	557,898		32,100	557,898
Cisco Systems, Inc. (a)(d)		1,414,831	34,026,686		213,400	5,132,266		1,628,231	39,158,952
Cogo Group, Inc. (a)(d)		424,300	2,337,893		160,200	882,702		584,500	3,220,595
CommScope, Inc. (a)(d)		252,300	12,355,131		62,600	3,065,522		314,900	15,420,653
Comverse Technology, Inc. (a)		979,710	13,529,795		48,700	672,547		1,028,410	14,202,342
Corning, Inc.		207,000	4,251,780		50,300	1,033,162		257,300	5,284,942
DragonWave, Inc. (a)		-	-		52,400	182,570		52,400	182,570
F5 Networks, Inc. (a)		106,900	3,646,359		49,400	1,685,034		156,300	5,331,393
Finisar Corp. (a)		86,500	125,425		289,500	419,775		376,000	545,200
Foxconn International Holdings Ltd. (a)		80,000	60,067		39,000	29,283		119,000	89,350
Harmonic, Inc. (a)		-	-		145,500	1,280,400		145,500	1,280,400
Harris Stratex Networks, Inc. Class A (a)		428,355	4,009,403		25,400	237,744		453,755	4,247,147
Infinera Corp. (a)		42,974	473,573		11,800	130,036		54,774	603,609
Motorola, Inc.		960,600	9,048,852		-	-		960,600	9,048,852
Nortel Networks Corp. (a)		-	-		49,857	301,410		49,857	301,410
Opnext, Inc. (a)		15,900	100,806		4,700	29,798		20,600	130,604
Optium Corp. (a)		900	8,091		200	1,798		1,100	9,889
Polycom, Inc. (a)		44,200	1,239,368		-	-		44,200	1,239,368
Powerwave Technologies, Inc. (a)(d)		2,163,100	10,923,655		122,500	618,625		2,285,600	11,542,280
QUALCOMM, Inc.		808,600	42,572,791		-	-		808,600	42,572,791
RADWARE Ltd. (a)		-	-		6,500	63,375		6,500	63,375
Research In Motion Ltd. (a)(d)		186,000	22,617,600		35,100	4,268,160		221,100	26,885,760
Sandvine Corp. (a)		673,800	723,322		166,900	179,167		840,700	902,489
Sandvine Corp. (U.K.) (a)		1,762,900	1,927,625		230,900	252,475		1,993,800	2,180,100
Sonus Networks, Inc. (a)(d)		258,296	873,040		76,900	259,922		335,196	1,132,962
Starent Networks Corp. (a)(d)		954,924	13,149,303		109,900	1,513,323		1,064,824	14,662,626
Symmetricom, Inc. (a)		-	-		82,000	403,440		82,000	403,440
			200,016,868			27,741,310			227,758,178
Computers & Peripherals	8.10%			9.80%			8.40%
Computer Hardware	8.10%			3.60%			7.28%
Apple, Inc. (a)		42,300	7,171,119		-	-		42,300	7,171,119
Compal Electronics, Inc.		250,109	225,895		-	-		250,109	225,895
HTC Corp.		722,200	13,526,230		-	-		722,200	13,526,230
NEC Corp.		700	3,226		-	-		700	3,226
Sun Microsystems, Inc. (a)		-	-		224,200	2,017,800		224,200	2,017,800
			20,926,470			2,017,800			22,944,270
Computer Storage & Peripherals	0.00%			6.20%			1.11%
EMC Corp. (a)		-	-		223,800	3,419,664		223,800	3,419,664
Isilon Systems, Inc. (a)		500	2,530		100	506		600	3,036
TPV Technology Ltd.		-	-		158,000	77,334		158,000	77,334
			2,530			3,497,504			3,500,034
TOTAL COMPUTERS & PERIPHERALS			20,929,000			5,515,304			26,444,304

Electronic Equipment & Instruments	3.20%			0.80%			2.77%
Electronic Equipment & Instruments	2.80%			0.00%			2.33%
Chi Mei Optoelectronics Corp.		-	-		4,245	3,599		4,245	3,599
China Security & Surveillance Technology, Inc. (a)(d)		411,033	7,336,939		-	-		411,033	7,336,939
			7,336,939			3,599			7,340,538
Electronic Manufacturing Services	0.40%			0.80%			0.44%
Hon Hai Precision Industry Co. Ltd. (Foxconn)		-	-		76,280	386,779		76,280	386,779
SMART Modular Technologies (WWH), Inc. (a)		-	-		22,400	70,112		22,400	70,112
Trimble Navigation Ltd. (a)		27,000	913,950		-	-		27,000	913,950
			913,950			456,891			1,370,841
Technology Distributors	0.00%			0.00%			0.00%
Mellanox Technologies Ltd. (a)		-	-		100	1,212		100	1,212
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS			8,250,889			461,702			8,712,591

Health Care Providers & Services	0.00%			0.00%			0.00%
Health Care Services	0.00%			0.00%			0.00%
athenahealth, Inc.		300	9,675		100	3,225		400	12,900

Household Durables	0.00%			0.20%			0.04%
Consumer Electronics	0.00%			0.20%			0.04%
DEI Holdings, Inc. (a)		-	-		48,100	68,783		48,100	68,783
Thomson SA (a)		-	-		11,800	55,046		11,800	55,046
			-			123,829			123,829
Internet Software & Services	0.00%			5.40%			0.96%
Internet Software & Services	0.00%			5.40%			0.96%
Ariba, Inc. (a)		-	-		46,000	677,580		46,000	677,580
Constant Contact, Inc.		-	-		100	1,710		100	1,710
DivX, Inc. (a)		400	3,672		100	918		500	4,590
Google, Inc. Class A (sub. vtg.) (a)		-	-		4,900	2,270,121		4,900	2,270,121
Openwave Systems, Inc. (a)		-	-		54,200	78,048		54,200	78,048
Switch & Data Facilities Co., Inc. (a)		-	-		300	4,344		300	4,344
			3,672			3,032,721			3,036,393
Media	1.50%			0.00%			1.23%
Advertising	1.50%			0.00%			1.23%
VisionChina Media, Inc. ADR		204,700	3,868,830		-	-		204,700	3,868,830

Semiconductors & Semiconductor Equipment	3.20%			22.70%			6.70%
Semiconductor Equipment	0.00%			2.10%			0.37%
Credence Systems Corp. (a)		-	-		127,500	144,075		127,500	144,075
Tessera Technologies, Inc. (a)		-	-		44,500	1,035,515		44,500	1,035,515
			-			1,179,590			1,179,590
Semiconductors	3.20%			20.60%			6.33%
Advanced Semiconductor Engineering, Inc. sponsored ADR		-	-		26,033	92,938		26,033	92,938
Altera Corp.		-	-		61,100	1,383,304		61,100	1,383,304
Applied Micro Circuits Corp. (a)		-	-		51,450	409,542		51,450	409,542
AuthenTec, Inc. (a)		-	-		64,700	525,688		64,700	525,688
Broadcom Corp. Class A (a)(d)		-	-		93,950	2,260,437		93,950	2,260,437
Cree, Inc. (a)		-	-		2,700	62,937		2,700	62,937
Cypress Semiconductor Corp. (a)(d)		-	-		32,800	1,063,376		32,800	1,063,376
Actel Corp. (a)		19,449	268,007		-	-		19,449	268,007
Exar Corp. (a)		6,701	51,866		-	-		6,701	51,866
Hittite Microwave Corp. (a)		18,600	658,254		8,700	307,893		27,300	966,147
Ikanos Communications, Inc. (a)		1,700	4,420		-	-		1,700	4,420
Infineon Technologies AG sponsored ADR (a)		144,500	1,229,695		72,900	620,379		217,400	1,850,074
Lattice Semiconductor Corp. (a)		-	-		34,500	80,730		34,500	80,730
Maxim Integrated Products, Inc.		-	-		6,900	141,795		6,900	141,795
MediaTek, Inc.		-	-		5,050	58,654		5,050	58,654
Mindspeed Technologies, Inc. (a)(d)		-	-		138,426	505,255		138,426	505,255
MIPS Technologies, Inc. (a)		48,602	193,436		33,500	133,330		82,102	326,766
ON Semiconductor Corp. (a)		260,130	2,463,431		26,450	250,482		286,580	2,713,913
Pericom Semiconductor Corp. (a)		58,100	792,484		-	-		58,100	792,484
Pixelplus Co. Ltd. ADR (a)		30,925	17,009		-	-		30,925	17,009
PLX Technology, Inc. (a)		48,400	275,396		-	-		48,400	275,396
PMC-Sierra, Inc. (a)		-	-		72,300	650,700		72,300	650,700
Realtek Semiconductor Corp.		-	-		19,380	39,614		19,380	39,614
Richtek Technology Corp.		-	-		7,700	64,177		7,700	64,177
Silicon Laboratories, Inc. (a)		-	-		8,400	283,164		8,400	283,164
Siliconware Precision Industries Co. Ltd. sponsored ADR		-	-		14,241	97,978		14,241	97,978
Spansion, Inc. Class A (a)		-	-		46,200	103,950		46,200	103,950
Spreadtrum Communications, Inc. ADR (a)		-	-		900	2,916		900	2,916
Tower Semicondutor Ltd. (a)		-	-		239,700	174,981		239,700	174,981
Transmeta Corp. (a)(d)		11,835	176,933		-	-		11,835	176,933
Xilinx, Inc.		-	-		54,500	1,415,910		54,500	1,415,910
Zoran Corp. (a)		244,100	2,172,490		101,100	899,790		345,200	3,072,280
			8,303,421			11,629,920			19,933,341
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,303,421			12,809,510			21,112,931

Software	3.30%			1.50%			3.01%
Application Software	2.30%			1.20%			2.08%
ECtel Ltd. (a)		2,790	4,659		-	-		2,790	4,659
Smith Micro Software, Inc. (a)(d)		209,300	1,584,401		-	-		209,300	1,584,401
Taleo Corp. Class A (a)		1,800	43,578		-	-		1,800	43,578
Ulticom, Inc. (a)		608,678	4,260,746		95,200	666,400		703,878	4,927,146
			5,893,384			666,400			6,559,784

Home Entertainment Software	1.00%						0.87%
Ubisoft Entertainment SA (a)		29,100	2,729,060		-	-		29,100	2,729,060

Systems Software	0.00%			0.30%			0.06%
Allot Communications Ltd. (a)		9,500	23,560		2,800	6,944		12,300	30,504
Double-Take Software, Inc. (a)		-	-		12,200	159,942		12,200	159,942
Macrovision Solutions Corp. (a)		-	-		42	652		42	652
			23,560			167,538			191,098
TOTAL SOFTWARE			8,646,004			833,938			9,479,942

TOTAL COMMON STOCKS			250,028,359			50,765,719			300,794,078
BOOK COST - TOTAL COMMON STOCKS			283,983,186			65,326,878			349,310,064

		Principal Amount			Principal Amount
Convertible Bonds	0.20%			0.30%			0.21%
Communications Equipment	0.20%			0.30%			0.21%
Ciena Corp. 0.25% 5/1/13		700,000	508,905		230,000	167,212		930,000	676,117
BOOK COST - CONVERTIBLE BONDS			700,000			230,000			930,000

		Shares	Value		Shares
Money Market Funds	25.60%			20.90%			24.78%
Fidelity Cash Central Fund, 2.31% (b)		10,588,046	10,588,046		4,825,737	4,825,737		15,413,783	15,413,783
Fidelity Securities Lending Cash Central Fund, 2.35%(b) (c )		55,658,225	55,658,225		6,998,488	6,998,488		62,656,713	62,656,713
TOTAL MONEY MARKET FUNDS			66,246,271			11,824,225			78,070,496
BOOK COST - TOTAL MONEY MARKET FUNDS			66,246,271			11,824,225			78,070,496

TOTAL INVESTMENT PORTFOLIO	122.50%		316,783,535	111.20%		62,757,156	120.49%		379,540,691
NET OTHER ASSETS	-22.50%		(58,221,808)	-11.20%		(6,320,959)	-20.49%		(64,542,767)
NET ASSETS	100.00%		$ 258,561,727	100.00%		$56,436,197	100.00%		$314,997,924
BOOK COST - TOTAL INVESTMENT PORTFOLIO			$ 350,929,457			$ 77,381,103			$ 428,310,560

Legend:
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned	Income earned	Income earned
Fidelity Cash Central Fund	$ 325,089	$ 144,651	$ 469,740
Fidelity Securities Lending Cash Central Fund	327,760	29,693	357,453
	$ 652,849	$ 174,344	$ 827,193

Income Tax Information

Appreciation	$ 9,684,671	$ 3,203,251	$ 22,887,922
Depreciation	(54,443,320)	(18,009,406)	(72,452,726)
Net Appreciation (Depreciation)	$ (34,758,649)	$ (14,806,155)	$ (49,564,804)

Tax Cost of Investments	$ 351,542,184	$ 77,563,311	$ 429,105,495
Fidelity Select Portfolios: Communications Equipment Portfolio
Fidelity Select Portfolios: Networking and Infrastructure Portfolio
Pro Forma Combined Statement of Assets & Liabilities
Twelve months ended August 31, 2008 (Unaudited)

	Acquiring Fund	Target Fund
	Communications Equipment Portfolio	Networking and Infrastructure Portfolio				Communications Equipment Portfolio

			Combined	Pro Forma Adjustments		Pro Forma Combined
Assets
Investment in securities, at value - See accompanying schedule (a)
Unaffiliated issuers	$250,537,264	$50,932,931	$301,470,195	-		$301,470,195
Fidelity Central Funds	66,246,271	11,824,225	78,070,496	-		78,070,496
Receivable for investments sold	0	2,353,542	2,353,542	-		2,353,542
Receivable for fund shares sold	392,735	35,470	428,205	-		428,205
Dividends receivable	154,836	28,724	183,560	-		183,560
Interest receivable	578	190	768	-		768
Distributions receivable from Fidelity Central Funds	144,648	15,990	160,638	-		160,638
Prepaid expenses	1,832	65	1,897	-		1,897
Other receivables	1,315	0	1,315	-		1,315
Total assets	317,479,479	65,191,137	382,670,616	-		382,670,616

Liabilities
Payable to custodian bank	0	3,560	3,560	-		3,560
Payable for investments purchased	2,736,442	1,655,769	4,392,211	-		4,392,211
Payable for fund shares redeemed	306,583	34,002	340,585	-		340,585
Accrued management fee	117,291	26,873	144,164	-		144,164
Other affiliated payables	70,836	16,134	86,970	-		86,970
Other payables and accrued expenses	28,375	20,114	48,489	-		48,489
Collateral on securities loaned, at value	55,658,225	6,998,488	62,656,713	-		62,656,713
Total liabilities	58,917,752	8,754,940	67,672,692	-		67,672,692

Net Assets	$258,561,727	$56,436,197	$314,997,924	-		$314,997,924

	Acquiring Fund	Target Fund
	Communications Equipment Portfolio	Networking and Infrastructure Portfolio

			Combined	Pro Forma Adjustments		Pro Forma Combined
Net Assets consist of:
Paid in capital	$1,515,134,760	$260,013,386	$1,775,148,146	-		$1,775,148,146
Undistributed net investment income (loss)	197,611	(123,586)	74,025	-		74,025

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(1,222,624,645)	(188,829,482)	(1,411,454,127)	-		(1,411,454,127)
				-
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currency transactions	(34,145,999)	(14,624,121)	(48,770,120)	-		(48,770,120)
Net Assets	$258,561,727	$56,436,197	$314,997,924	-		$314,997,924

Book cost of Unaffiliated issuers	$284,683,186	$65,556,878	$350,240,064	-		$350,240,064
Book cost of Fidelity Central Funds	$66,246,271	$11,824,225	$78,070,496			$78,070,496
Book cost of investments	$350,929,457	$77,381,103	$428,310,560			$428,310,560

Net Assets	$258,561,727	$56,436,197	$314,997,924	-		$314,997,924
Offering price and redemption price per share	$21.02	$2.10				$21.02

Shares outstanding	12,299,638	26,819,374	39,119,012	(24,134,493)	(b)	14,984,519

(a) Investments in securities for Communications Equipment Portfolio, Networking and Infrastructure Portfolio and the Combined include securities on loan of $53,408,520, $6,710,905 and $60,119,425, respectively.

(b) Reflects the conversion of Networking and Infrastructure Portfolio shares outstanding.
Capitalization

The following tables show the capitalization of each Funds class' as of August 31, 2008 (unaudited) and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

	Select Communications Equipment (#518)	Select Networking & Infrastructure (#612)	Communications Equipment Portfolio Pro Forma Combined
Fund Name:

Net Assets	$ 258,561,727	$ 56,436,197	$ 314,997,924
Net Asset Value Per Share	$21.02	$2.10	$ 21.02
Shares Outstanding	12,299,638	26,819,374	14,984,519
Fidelity Select Portfolios: Communications Equipment Portfolio
Fidelity Select Portfolios: Networking and Infrastructure Portfolio
Pro Forma Combined Statement of Operations
Twelve months ended August 31, 2008 (Unaudited)

	Acquiring Fund	Target Fund
	Fidelity Communications Equipment Portfolio	Fidelity Networking and Infrastructure Portfolio				Communications Equipment Portfolio
				Pro Forma Adjustments		Pro Forma Combined

Dividend income	$1,385,968	$85,869	$1,471,837	$-		$1,471,837
Interest income	30,726	5,505	36,231	-		36,231
Income from Fidelity Central Funds (c)	652,849	174,344	827,193	-		827,193
	2,069,543	265,718	2,335,261	-		2,335,261
Less foreign taxes withheld	(175,926)	-	(175,926)			(175,926)
Total Income	1,893,617	265,718	2,159,335	-		2,159,335

Expenses
Management fee	1,545,021	338,714	1,883,735	-	(d)	1,883,735
Transfer agent fees	825,520	180,918	1,006,438	-		1,006,438
Accounting and security lending fees	114,198	24,648	138,846	-		138,846
Custodian fees and expenses	23,836	6,662	30,498	5,652	(e)	36,150
Independent trustees' compensation	1,131	261	1,392	(261)	(f)	1,131
Registration fees	19,372	17,314	36,686	(17,314)	(g)	19,372
Audit	36,287	35,680	71,967	(31,967)	(h)	40,000
Legal	6,729	1,229	7,958	-		7,958
Interest	1,400	-	1,400	-		1,400
Miscellaneous	40,804	10,405	51,209	(10,405)	(f)	40,804
Total expenses before reductions	2,614,298	615,831	3,230,129	(54,295)		3,175,834
Expenses reductions	(18,800)	(970)	(19,770)	-		(19,770)
Total expenses	2,595,498	614,861	3,210,359	(54,295)		3,156,064
Net investment income	(701,881)	(349,143)	(1,051,024)	54,295		(996,729)
	Acquiring Fund	Target Fund
	Fidelity Communications Equipment Portfolio	Fidelity Networking and Infrastructure Portfolio				Communications Equipment Portfolio
			Combined	Pro Forma Adjustments		Pro Forma Combined

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities
Unaffiliated issuers	4,908,036	440,065	5,348,101	-		5,348,101
Investment not meeting investment restrictions	(1,106)	-	(1,106)	-		(1,106)
Foreign currency transactions	(72,288)	(2,196)	(74,484)	-		(74,484)
Payment from investment advisor for loss on investment
not meeting investment restrictions	1,106	-	1,106	-		1,106
Total net realized gain (loss)	4,835,748	437,869	5,273,617	-		5,273,617
Change in net unrealized appreciation (depreciation) on:
Investment securities	(38,033,681)	(14,237,266)	(52,270,947)	-		(52,270,947)
Assets and liabilities in foreign currencies	(42)	(288)	(330)	-		(330)
Total change in net unrealized appreciation (depreciation)	(38,033,723)	(14,237,554)	(52,271,277)	-		(52,271,277)
Net Gain (Loss)	(33,197,975)	(13,799,685)	(46,997,660)	-		(46,997,660)

Net increase in net assets resulting
from operations	$(33,899,856)	$(14,148,828)	$(48,048,684)	$54,295		$(47,994,389)

(c) Income from Fidelity Central Funds for Communications Equipment Portfolio, Networking and Infrastructure Portfolio and the Combined include $327,760, $29,693 and $357,453 respectively from security lending.

(d) The combined Fund's Management fee equals the acquiring fund's contractual rate multiplied by the combined fund average net assets throughout the period.

(e) Increase in Custodian fees reflect the acquiring fund's specific contractual rate applied to the combined fund average net assets throughout the period.

(f) Decrease in fees represent efficiencies of scale of redundant operating expense.

(g) Registration fees represent all variable fees paid by the acquiring fund.

(h) Audit fees calculated based on acquiring funds fee plus additional variable fees.

Fidelity Select Portfolios

Communication Equipment Portfolio and

Networking & Infrastructure Portfolio

Notes to Pro Forma Combining Financial Statements

(Unaudited)

1. Basis of Presentation:

The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities reflect balances as of August 31, 2008 and the unaudited Pro Forma Combining Statement of Operations reflect results for the twelve months ended August 31, 2008. The pro forma financial statements are presented to show the effect of the proposed merger of Networking & Infrastructure Portfolio (the "Target Fund") by Communication Equipment Portfolio (the "Acquiring Fund") as if the merger had occurred on the first day of the year presented (September 1, 2007). The pro forma financial statements were derived from financial statements prepared for the Acquiring Fund and Target Funds in accordance with generally accepted accounting principles. The pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information ("SAI") to this Proxy Statement and Prospectus for Networking & Infrastructure Portfolio and Communication Equipment Portfolio. Both the Target Fund and the Acquiring Fund have substantially the same accounting policies which are detailed in the reports incorporated by reference in the SAI

2. Share Transactions:

The pro forma net asset value per share assumes the issuance of additional shares of the Acquiring Fund which would have been issued on August 31, 2008 in connection with the proposed merger. Shareholders of the Target Fund would become shareholders of the Acquiring Fund receiving shares of the corresponding class of the Acquiring Fund equal to the value of their holdings in the Target Fund. The amount of additional shares assumed to be issued was calculated based on the August 31, 2008 net assets of the Target Fund and the net asset value per share of the Acquiring Fund as follows:

Networking & Infrastructure Portfolio
Target Funds pre-merger shares	26,819,374
Target Funds net assets	$56,436,197
Net asset value per share Acquiring Fund	$21.02
Acquiring Fund merger shares issued	2,684,881
Difference between total additional shares to be issued and pre-merger Target Funds shares outstanding	(24,134,493)

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 16. Exhibits

(1)(a) Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73.

(b) Certificate of Amendment of the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 79.

(c) Certificate of Amendment of the Declaration of Trust, dated March 19, 2008, is filed herein as Exhibit 1(c).

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(3) Not applicable.

(4) Agreement and Plan of Reorganization between Fidelity Select Portfolios: Networking and Infrastructure Portfolio and Fidelity Select Portfolios: Communications Equipment Portfolio is filed herein as Exhibit I to the Proxy Statement and Prospectus.

(5) Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated March 14, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73; Article XII of the Amended and Restated Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 79; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(6)(a) Management Contracts between Fidelity Select Portfolios, on behalf of each Select portfolio, dated August 1, 2007, are incorporated herein by reference to Exhibit Nos. (d)(1)(a-oo) of Post-Effective Amendment No. 87.

(b) Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(27) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(c) Schedule A, dated July 17, 2008, to the Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(28) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(d) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(48) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(e) Schedule A, dated September 9, 2008, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(49) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(f) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(50) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(g) Schedule A, dated September 29, 2008, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(51) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(h) Sub-Advisory Agreements between Fidelity Management & Research Company, on behalf of each Select equity portfolio except Pharmaceuticals Portfolio, and FMR Co., Inc., dated January 1, 2001, are incorporated herein by reference to Exhibit Nos. d(18)(a-nn) of Post-Effective Amendment No. 71.

(i) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Pharmaceuticals Portfolio, and FMR Co., Inc., dated May 17, 2001, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 74.

(j) Master International Research Agreement, dated August 1, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(44) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(k) Schedule A, dated August 1, 2007, to the Master International Research Agreement, dated August 1, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(45) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(l) Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited, (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(48) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(m) Schedule A, dated August 1, 2007, to the Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(49) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(n) Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(52) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(o) Schedule A, dated August 1, 2007, to the Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(53) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(p) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(q) Schedule A, dated October 18, 2007, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(10) of Fidelity Court Street Trust's (File No. 002-58774) Post-Effective Amendment No. 87.

(7) Amended and Restated General Distribution Agreements, dated May 1, 2006, between Fidelity Select Portfolios on behalf of each Select portfolio and Fidelity Distributors Corporation are incorporated herein by reference to Exhibit (e)(1-42) of Post-Effective Amendment No. 86.

(8) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through August 1, 2008 is incorporated herein by reference to Exhibit (f) of Fidelity Hastings Street Trust (File No. 811-00215) Post-Effective Amendment No. 121.

(9)(a) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Brown Brothers Harriman & Company and the Registrant are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(b) Appendix A, dated June 29, 2007, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and the Registrant is incorporated herein by reference to Exhibit (g)(4) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 116.

(c) Appendix B, dated February 8, 2008, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and the Registrant is incorporated herein by reference to Exhibit (g)(3) of Fidelity Commonwealth Trust's (File No. 002-52322) Post-Effective Amendment No. 103.

(d) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(e) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(f) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(g) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(h) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(i) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(j) Schedule A-1, Part I and Part IV dated December 14, 2007, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(9) of Fidelity Court Street Trust's (File No. 002-58774) Post-Effective Amendment No. 87.

(10)(a) Distribution and Service Plan pursuant to Rule 12b-1 for each Select Portfolio except Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios are incorporated herein by reference to Exhibits m(1)(1-39) of Post-Effective Amendments No. 72.

(b) Distribution and Service Plan pursuant to Rule 12b-1 for Networking and Infrastructure Portfolio, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 70.

(c) Distribution and Service Plan pursuant to Rule 12b-1 for Pharmaceuticals Portfolio, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 74.

(d) Distribution and Service Plan pursuant to Rule 12b-1 for Wireless Portfolio, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 70.

(e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Class A is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 84.

(f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Class T is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 84.

(g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Class B is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 84.

(h) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Class C is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 84.

(i) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Institutional Class is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 84.

(j) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Class A is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 84.

(k) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Class T is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 84.

(l) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Class B is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 84.

(m) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Class C is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 84.

(n) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Institutional Class is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 84.

(o) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Class A is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 84.

(p) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Class T is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 84.

(q) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Class B is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 84.

(r) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Class C is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 84.

(s) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Institutional Class is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 84.

(t) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Class A is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 84.

(u) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Class T is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 84.

(v) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Class B is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 84.

(w) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Class C is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 84.

(x) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Institutional Class is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 84.

(11) Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12) Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) Consent of PricewaterhouseCoopers LLP, dated February 6, 2009, is filed herein as Exhibit 14.

(15) Not applicable.

(16)(a) Power of Attorney, dated April 1, 2007, is filed herein as Exhibit 16(a).

(b) Power of Attorney, dated August 1, 2008, is filed herein as Exhibit 16(b).

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 9th day of February 2009.

Fidelity Select Portfolios
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	February 9, 2009
Kenneth B. Robins		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	February 9, 2009
Christine Reynolds		(Principal Financial Officer)

/s/Edward C. Johnson 3d	†	Trustee	February 9, 2009
Edward C. Johnson 3d

/s/James C. Curvey	*	Trustee	February 9, 2009
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	February 9, 2009
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	February 9, 2009
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	February 9, 2009
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	February 9, 2009
Joseph Mauriello

/s/Cornelia M. Small	*	Trustee	February 9, 2009
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	February 9, 2009
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	February 9, 2009
David M. Thomas

/s/Michael E. Wiley	*	Trustee	February 9, 2009
Michael E. Wiley

† Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

* By: /s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated August 1, 2008 and filed herewith.